UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22518

Nuveen Short Duration Credit Opportunities Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices)  (Zip code)

Gifford R. Zimmerman

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (312) 917-7700

Date of fiscal year end:   July 31

Date of reporting period:   January 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen
Closed-End Funds

Semi-Annual Report January 31, 2017

NSL
Nuveen Senior Income Fund

JFR
Nuveen Floating Rate Income Fund

JRO
Nuveen Floating Rate Income Opportunity Fund

JSD
Nuveen Short Duration Credit Opportunities Fund

JQC
Nuveen Credit Strategies Income Fund

Life is Complex

Nuveen makes things e-simple.

It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready – no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your e-mail!

www.investordelivery.com If you receive your Nuveen Fund dividends and statements from your financial advisor or brokerage account.

or	www.nuveen.com/accountaccess If you receive your Nuveen Fund dividends and statements directly from Nuveen.

Table

of Contents

NUVEEN	3

Chairman’s Letter

to Shareholders

Dear Shareholders,

The past year saw a striking shift in the markets’ tone. The start of 2016 was beset by China’s economic woes, growing recession fears in the U.S. and oil prices sinking to lows not seen in more than a decade. World stock markets dropped, while bonds and other safe-haven assets rallied. But, by the end of the year, optimism had taken root. Economic outlooks were more upbeat, commodity prices stabilized, equity markets rebounded and bonds retreated. Despite the initial market shocks of the Brexit referendum in the U.K. and Donald Trump’s win in the U.S. presidential election, and the uncertainties posed by the implications of these votes, sentiment continued to swing toward the positive as 2016 ended.

In between the year’s turbulent start and exuberant end, markets were soothed by improving economic data out of China, as the government’s stimulus measures appeared to be working, and a recovery in the energy and commodity-related sectors. The U.S. Federal Reserve backed off its more aggressive projections from the beginning of the year, only raising the fed funds rate once during the year, in December. The central banks in Europe and Japan maintained their accommodative stances.

Will 2017 be the year of accelerating global growth and rising inflation that the markets are expecting? President Trump’s business-friendly, pro-growth agenda has been well received by the markets, despite the administration’s initial focus on trade and immigration policy. However, when a substantive fiscal policy does emerge, the potential for legislative approval is not assured. Outside the U.S., political dynamics in Europe are also in flux this year, with Brexit negotiations ongoing and elections in Germany and France, and possibly a snap election in Italy.

Given the slate of policy unknowns and the range of possible outcomes, we believe volatility will remain a fixture this year. In this environment, Nuveen remains committed to both managing downside risks and seeking upside potential. If you’re concerned about how resilient your investment portfolio might be, we encourage you to talk to your financial advisor. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

William J. Schneider

Chairman of the Board

March 28, 2017

4	NUVEEN

Portfolio Managers’

Comments

Nuveen Senior Income Fund (NSL)

Nuveen Floating Rate Income Fund (JFR)

Nuveen Floating Rate Income Opportunity Fund (JRO)

Nuveen Short Duration Credit Opportunities Fund (JSD)

Nuveen Credit Strategies Income Fund (JQC)

The Funds’ investment portfolios are managed by Symphony Asset Management, LLC (Symphony), an affiliate of Nuveen, LLC. Gunther Stein, who serves as the firm’s Chief Investment Officer and Chief Executive Officer, and Scott Caraher manage NSL, JFR and JRO. Gunther and Sutanto Widjaja manage JQC, while JSD is managed by Gunther, Scott and Jenny Rhee.

Here the team discusses their management strategies and the performance of the Funds for the six-month reporting period ended January 31, 2017.

What strategies were used to manage the Funds during the six-month reporting period ended January 31, 2017?

NSL, JFR and JRO have similar investment objectives and strategies. Each Fund is designed to seek a high level of current income by primarily investing in a portfolio of adjustable rate, senior secured corporate loans. The Funds also may invest in unsecured senior loans, other debt securities, equity securities and warrants acquired in connection with an investment in senior loans. A significant portion of each Fund’s assets may be invested in instruments that, at the time of investment, are rated below investment grade or are unrated but judged by Symphony to be of comparable quality to below investment grade.

JSD seeks to provide current income and the potential for capital appreciation. The Fund invests primarily in a blended portfolio of below investment grade adjustable rate corporate debt instruments, including senior secured loans, second lien loans and other adjustable rate corporate debt instruments. The Fund may also make limited tactical investments in other types of debt instruments and may enter into tactical short positions consisting of primarily high yield debt. Under normal market conditions the Fund maintains a portfolio with an average duration that does not exceed two years.

JQC invests at least 70% of its assets in senior secured and second lien loans, and up to 30% of its assets opportunistically over the credit cycle in other types of securities across a company’s capital structure. These other securities primarily include income-oriented securities such as high yield corporate and convertible bonds as well as common stocks.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings, while BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

NUVEEN	5

Portfolio Managers’ Comments (continued)

The Fund maintained exposure to senior loans during the reporting period, while tactically allocating between high yield corporate bonds, equity securities and convertible bonds. Exposure consisted of mainly U.S. issuers, and was focused on companies that, in general, had high levels of tangible assets, predictable revenue streams, significant market share within their respective industries and positive free cash flow.

How did the Funds perform during this six-month reporting period ended January 31, 2017?

The tables in the Performance Overview and Holding Summaries section of this report provide total return performance for each Fund for the six-month, one-year, five-year, ten-year and/or since inception periods ended January 31, 2017. Each Fund’s total returns at net asset value (NAV) are compared with the performance of a corresponding market index. For the six-month reporting period ended January 31, 2017, NSL, JFR, JRO, JSD and JQC outperformed the Credit Suisse Leveraged Loan Index.

During the reporting period, the loan market was boosted by increased demand as the reality of rising rates was more evident. While technicals were certainly supportive to the asset class late in the reporting period, the outlook for loans remains constructive with default rates anticipated to remain benign and fundamentals continuing to be supportive. The broad leveraged loan market, as represented by the Credit Suisse Leveraged Loan Index, produced returns of 4.51% for the six-month reporting period.

Across all five Funds, our top and bottom performing individual security positions and industry groups were relatively similar. As a result, for NSL, JFR, JRO, JSD and JQC, most sectors contributed positively to absolute performance, with the largest exception being the consumer staples sector in JSD. The information technology, consumer discretionary and energy sectors contributed the most to absolute performance.

Several positions contributed to performance including the Funds’ position in the bonds of telecommunication services holdings Sprint Capital Corporation. These high yield bonds performed well during the reporting period as investors’ aversion to riskier assets abated. Also positively contributing was our position in the consumer discretionary sector holding for Clear Channel Communication Inc. The bonds of the media company traded up as risk assets continued their rally and the company continued to post strong numbers. In addition, the company has continued to improve earnings and extend near term maturities late in the reporting period, which was well received by the market. Lastly, our exposure in the energy sector positively impacted performance as oil prices appreciated and the sector’s overall outlook improved, including the bonds of Drill Riggs Holdings Inc.

Several individual positions detracted from performance, including health care sector holding Millennium Health LLC. The health care sector has been hurt by political headwinds, including the potential dismantling of the Affordable Care Act coupled with public reaction to drug pricing. Specifically, the loans of Millennium weighed on performance for the reporting period after the company experienced continued earnings weakness after emerging from bankruptcy. Also contributing to weak performance for the holding was the technical effect of a few large holders liquidating their positions late in the reporting period. Also detracting from performance were the loans of consumer discretionary holding Gymboree Corporation. The loans of the retail company weighed on returns as poor execution by management led to weakened earnings results announced during the reporting period. With the exception of JQC, all the other Funds held the loans of Gymboree. JQC did not hold the loans of Gymboree. In addition, the loans of consumer discretionary sector holding Yell Group PLC detracted from performance in JFR, JRO and NSL. The multi-national directories and internet services company declined during the reporting period. For JQC and JSD, the loans of consumer discretionary holding, Cengage Learning Acquisitions, Inc. also detracted from performance. The loans of the publishing and broadcasting company hurt performance, as the firm took leverage up earlier in the year, and then posted weaker than expected numbers which was not well received by the market.

In addition, the use of regulatory leverage was a factor affecting the performance of these Funds. Leverage is discussed in more detail later in the Fund Leverage section of this report.

6	NUVEEN

JSD and JQC invested in credit default swaps. JSD invested in single name credit default swaps, while JQC invested in high yield index credit default swaps. These contracts had a positive effect on performance for JQC and a negligible effect on performance for JSD during the reporting period.

All of these Funds have owned, or currently own, loans with the LIBOR floor feature. The coupon on most senior loans consists of both LIBOR (usually 90-day U.S. LIBOR) plus a spread. For example, a senior loan might have a coupon structure of “LIBOR plus 400 basis points (bps)” in which the coupon consists of 90-day LIBOR, plus 400bp. Given today’s relatively low LIBOR rate, however, many issuers have put in place LIBOR floors to enhance the yield (and satisfy demand from investors) for newly issued loans. LIBOR floors, as the name suggests, put a “floor” on the reference LIBOR rate. LIBOR floors typically range from 150bp to 50bp. A loan with a LIBOR floor might have a structure of “LIBOR + 400bp with a 100bp LIBOR floor.” In this example, the effective coupon is 5% (100bp + 400bp as long as LIBOR is less than or equal to 100bp). As a result, as LIBOR rises from current levels, the yield on a senior loan with a LIBOR floor will not rise in lockstep until after the reference LIBOR rate exceeds the LIBOR floor. Although many loans have LIBOR floors (the asset class is one of the few that will float when interest rates begin to rise), we believe the senior loan asset class provides fixed income oriented investors with a potential safeguard from a secular rise in interest rates.

NUVEEN	7

Fund

Leverage

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of the Funds relative to their benchmarks was the Funds’ use of leverage through the use of bank borrowings, Variable Rate Term Preferred (VRTP) Shares for NSL, JFR and JRO, Term Preferred Shares (Term Preferred) for NSL, JFR, JRO and JSD and reverse repurchase agreements for JQC. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share NAV and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are rising. The Funds’ use of leverage had a positive impact on performance during this reporting period.

NSL, JFR, JRO and JSD used interest rate swap contracts to partially hedge the interest cost of leverage, which as mentioned previously, is through bank borrowings and preferred shares. Collectively, these interest rate swap contracts contributed to overall Fund performance during the period.

As of January 31, 2017, the Funds’ percentages of leverage are shown in the accompanying table.

	NSL	JFR	JRO	JSD	JQC
Effective Leverage*	35.26%	34.93%	34.87%	35.02%	35.65%
Regulatory Leverage*	35.26%	34.93%	34.87%	35.02%	30.57%
*	Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

THE FUNDS’ LEVERAGE

Bank Borrowings

As noted above, the Funds employ leverage through the use of bank borrowings. The Funds’ bank borrowing activities are as shown in the accompanying table.

	Current Reporting Period					Subsequent to the Close of the Reporting Period
Fund	August 1, 2016	Draws	Paydowns	January 31, 2017	Average Balance Outstanding	Draws	Paydowns	March 29, 2017
NSL	$101,000,000	$18,000,000	$(15,000,000)	$104,000,000	$105,451,087	$10,000,000	$—	$114,000,000
JFR	$240,800,000	$73,100,000	$(55,000,000)	$258,900,000	$268,972,826	$30,000,000	$—	$288,900,000
JRO	$166,800,000	$58,600,000	$(46,600,000)	$178,800,000	$186,757,609	$16,200,000	$—	$195,000,000
JSD	$64,000,000	$—	$—	$64,000,000	$64,000,000	$8,000,000	$—	$72,000,000
JQC	$561,000,000	$—	$—	$561,000,000	$561,000,000	$—	$—	$561,000,000

Refer to Notes to Financial Statements, Note 9 – Borrowing Arrangements for further details.

8	NUVEEN

Reverse Repurchase Agreements

As noted above, in addition to bank borrowings, JQC also utilized reverse repurchase agreements. The Fund’s transactions in reverse repurchase agreements are as shown in the accompanying table.

Current Reporting Period					Subsequent to the Close of the Reporting Period
August 1, 2016	Purchases	Sales	January 31, 2017	Average Balance Outstanding	Purchases	Sales	March 29, 2017
$145,000,000	$ —	$ —	$145,000,000	$145,000,000	$ —	$ —	$145,000,000

Refer to Notes to Financial Statements, Note 9 – Borrowing Arrangements, Reverse Repurchase Agreements for further details.

Variable Rate Term Preferred Shares

As noted above, in addition to bank borrowings, NSL, JFR and JRO also issued VRTP Shares. The Funds’ transactions in VRTP Shares are as shown in the accompanying table.

	Current Reporting Period						Subsequent to the Close of the Reporting Period
Fund	August 1, 2016	Issuance	Redemptions	January 31, 2017	Average Balance Outstanding		Issuance	Redemptions	March 29, 2017
NSL	$45,000,000	$—	$(45,000,000)	$—	$45,000,000	*	$—	$—	$—
JFR	$108,000,000	$—	$(108,000,000)	$—	$102,090,141	**	$—	$—	$—
JRO	$75,000,000	$—	$(75,000,000)	$—	$68,380,000	***	$—	$—	$—
*	For the period August 1, 2016 through November 22, 2016.
**	For the period August 1, 2016 through December 20, 2016.
***	For the period August 1, 2016 through December 28, 2016.

During the current reporting period, NSL, JFR and JRO redeemed all of its outstanding VRTP Shares, respectively.

Refer to Notes to Financial Statements, Note 4 – Fund Shares, Preferred Shares for further details on VRTP Shares.

Term Preferred Shares

As noted above, in addition to bank borrowings, the Funds also issued Term Preferred. The Funds’ transactions in Term Preferred are as shown in the accompanying table.

	Current Reporting Period						Subsequent to the Close of the Reporting Period
Fund	August 1, 2016	Issuance	Redemptions	January 31, 2017	Average Balance Outstanding		Issuance	Redemptions	March 29, 2017
NSL	$—	$43,000,000	$—	$43,000,000	$43,000,000	*	$—	$—	$43,000,000
JFR	$—	$90,200,000	$—	$90,200,000	$59,557,143	**	$—	$—	$90,200,000
JRO	$—	$63,000,000	$—	$63,000,000	$40,071,429	**	$—	$—	$63,000,000
JSD	$35,000,000	$—	$—	$35,000,000	$35,000,000		$—	$—	$35,000,000
*	For the period October 31, 2016 (first issuance of shares) through January 31, 2017.
**	For the period November 23, 2016 (first issuance of shares) through January 31, 2017.

During the current reporting period, NSL, JFR and JRO each refinanced a portion of their VRTP Shares with the issuance of Term Preferred.

Refer to Notes to Financial Statements, Note 4 – Fund Shares, Preferred Shares for further details on Term Preferred.

NUVEEN	9

Common Share

Information

COMMON SHARE DISTRIBUTION INFORMATION

The following information regarding the Funds’ distributions is current as of January 31, 2017. Each Fund’s distribution levels may vary over time based on each Fund’s investment activity and portfolio investment value changes.

During the current reporting period, each Fund’s distributions to common shareholders were as shown in the accompanying table.

	Per Common Share Amounts
Monthly Distribution (Ex-Dividend Date)	NSL	JFR	JRO	JSD	JQC
August 2016	$0.0360	$0.0615	$0.0645	$0.0970	$0.0515
September	0.0375	0.0640	0.0670	0.1000	0.0515
October	0.0375	0.0640	0.0670	0.1000	0.0515
November	0.0375	0.0640	0.0670	0.1000	0.0515
December	0.0395	0.0675	0.0705	0.1060	0.0525
January 2017	0.0395	0.0675	0.0705	0.1060	0.0525
Total Distributions from Net Investment Income	$0.2275	$0.3885	$0.4065	$0.6090	$0.3110

Current Distribution Rate*	6.84%	6.72%	6.96%	7.01%	7.13%
*	Current distribution rate is based on the Fund’s current annualized monthly distribution divided by the Fund’s current market price. The Fund’s monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the fiscal year the Fund’s cumulative net ordinary income and net realized gains are less than the amount of the Fund’s distributions, a return of capital for tax purposes.

Each Fund in this report seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if a Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.

As of January 31, 2017, the Funds had positive UNII balances, based upon our best estimate, for tax purposes. NSL had a positive UNII balance while JFR, JRO, JSD and JQC had negative UNII balances for financial reporting purposes.

All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions was sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders would have received a notice to that effect. For financial reporting purposes, the composition and per share amounts of each Fund’s dividends for the reporting period are presented in this report’s Statement of Changes in Net Assets and Financial Highlights, respectively. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to Financial Statements of this report.

10	NUVEEN

COMMON SHARE EQUITY SHELF PROGRAMS

Subsequent to the close of the current reporting period, the following Funds were authorized by the Securities and Exchange Commission (SEC) to issue additional common shares through an equity shelf program (Shelf Offering). Under these programs, the Funds, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above each Fund’s NAV per common share. Under the Shelf Offerings, each Fund is authorized to issue additional common shares as shown in the accompanying table:

	NSL	JFR	JRO	JSD
Additional authorized common shares	8,800,000	12,900,000	8,500,000	1,000,000

COMMON SHARE REPURCHASES

During August 2016, the Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding shares.

As of January 31, 2017, and since the inception of the Funds’ repurchase programs, the Funds have cumulatively repurchased and retired their outstanding common shares as shown in the accompanying table.

	NSL	JFR	JRO	JSD	JQC
Common shares cumulatively repurchased and retired	5,000	147,593	19,400	0	4,804,500
Common shares authorized for repurchase	3,865,000	5,515,000	3,850,000	1,010,000	13,575,000

During the current reporting period, the Funds did not repurchase any of their outstanding common shares.

OTHER COMMON SHARE INFORMATION

As of January 31, 2017, and during the current reporting period, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs as shown in the accompanying table.

	NSL	JFR	JRO	JSD	JQC
Common share NAV	$6.99	$11.79	$11.74	$18.19	$9.39
Common share price	$6.93	$12.05	$12.16	$18.15	$8.84
Premium/(Discount) to NAV	(0.86)%	2.21%	3.58%	(0.22)%	(5.86)%
6-month average premium/(discount) to NAV	(5.33)%	(3.18)%	(1.27)%	(5.92)%	(8.71)%

NUVEEN	11

Risk

Considerations

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.

Nuveen Senior Income Fund (NSL)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Adjustable Rate Senior Loans may not be fully secured by collateral, generally do not trade on exchanges, and are typically issued by unrated or below-investment grade companies, and therefore are subject to greater liquidity and credit risk. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as interest rate risk are described in more detail on the Fund’s web page at www.nuveen.com/NSL.

Nuveen Floating Rate Income Fund (JFR)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Adjustable Rate Senior Loans may not be fully secured by collateral, generally do not trade on exchanges, and are typically issued by unrated or below-investment grade companies, and therefore are subject to greater liquidity and credit risk. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as interest rate risk are described in more detail on the Fund’s web page at www.nuveen.com/JFR.

Nuveen Floating Rate Income Opportunity Fund (JRO)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Adjustable Rate Senior Loans may not be fully secured by collateral, generally do not trade on exchanges, and are typically issued by unrated or below-investment grade companies, and therefore are subject to greater liquidity and credit risk. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as interest rate risk are described in more detail on the Fund’s web page at www.nuveen.com/JRO.

Nuveen Short Duration Credit Opportunities Fund (JSD)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Adjustable Rate Senior Loans may not be fully secured by collateral, generally do not trade on exchanges, and are typically issued by unrated or below-investment grade companies, and therefore are subject to greater liquidity and credit risk. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as interest rate risk are described in more detail on the Fund’s web page at www.nuveen.com/JSD.

12	NUVEEN

Nuveen Credit Strategies Income Fund (JQC)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Adjustable Rate Senior Loans may not be fully secured by collateral, generally do not trade on exchanges, and are typically issued by unrated or below-investment grade companies, and therefore are subject to greater liquidity and credit risk. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Common stock prices have often experienced significant volatility. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as interest rate risk are described in more detail on the Fund’s web page at www.nuveen.com/JQC.

NUVEEN	13

NSL

Nuveen Senior Income Fund

Performance Overview and Holding Summaries as of January 31, 2017

Refer to Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of January 31, 2017

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NSL at Common Share NAV	6.86%	17.66%	6.89%	5.48%
NSL at Common Share Price	14.73%	33.41%	6.87%	5.54%
Credit Suisse Leveraged Loan Index	4.51%	11.27%	5.05%	4.30%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Common Share Price Performance — Weekly Closing Price

14	NUVEEN

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation

(% of net assets)

Variable Rate Senior Loan Interests	132.4%
Common Stocks	2.3%
$25 Par (or similar) Retail Preferred	0.0%
Corporate Bonds	13.4%
Repurchase Agreements	8.8%
Other Assets Less Liabilities	(2.5)%
Net Assets Plus Borrowings and Term Preferred, at Liquidation Preference	154.4%
Borrowings	(38.5)%
Term Preferred, at Liquidation Preference	(15.9)%
Net Assets	100%

Top Five Issuers

(% of total long-term
investments)

Albertson’s LLC	3.4%
Dell International LLC	3.3%
iHeartCommunications, Inc.	2.1%
Sprint Corporation	1.9%
American Airlines, Inc.	1.6%

Portfolio Composition

(% of total investments)

Media	11.2%
Software	8.2%
Diversified Telecommunication Services	5.1%
Hotels, Restaurants & Leisure	4.7%
Technology Hardware, Storage & Peripherals	4.3%
Oil, Gas & Consumable Fuels	4.2%
Food & Staples Retailing	4.0%
Wireless Telecommunication Services	3.7%
Health Care Providers & Services	3.4%
Commercial Services & Supplies	2.8%
Food Products	2.7%
Health Care Equipment & Supplies	2.7%
Equity Real Estate Investment Trusts	2.4%
Diversified Consumer Services	2.0%
Pharmaceuticals	1.9%
Trading Companies & Distributors	1.9%
Semiconductors & Semiconductor Equipment	1.9%
Aerospace & Defense	1.8%
Communications Equipment	1.6%
Airlines	1.5%
Insurance	1.4%
Chemicals	1.4%
Other	19.6%
Repurchase Agreements	5.6%
Total	100%

Credit Quality

(% of total long-term fixed income investments)

BBB	10.5%
BB or Lower	87.5%
N/R (not rated)	2.0%
Total	100%

NUVEEN	15

JFR

Nuveen Floating Rate Income Fund

Performance Overview and Holding Summaries as of January 31, 2017

Refer to Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of January 31, 2017

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
JFR at Common Share NAV	7.31%	18.73%	7.06%	5.36%
JFR at Common Share Price	16.74%	31.29%	8.41%	6.08%
Credit Suisse Leveraged Loan Index	4.51%	11.27%	5.05%	4.30%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Common Share Price Performance — Weekly Closing Price

16	NUVEEN

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation

(% of net assets)

Variable Rate Senior Loan Interests	123.4%
Common Stocks	1.8%
$25 Par (or similar) Retail Preferred	0.0%
Convertible Bonds	0.1%
Corporate Bonds	12.0%
Asset-Backed Securities	5.0%
Investment Companies	1.8%
Repurchase Agreements	11.3%
Other Assets Less Liabilities	(1.7)%
Net Assets Plus Borrowings and Term Preferred, at Liquidation Preference	153.7%
Borrowings	(39.8)%
Term Preferred, at Liquidation Preference	(13.9)%
Net Assets	100%

Top Five Issuers

(% of total long-term investments)

Albertson’s LLC	3.4%
Dell International LLC	2.9%
Sprint Corporation	2.2%
iHeartCommunications, Inc.	2.0%
Univision Communications, Inc.	1.9%

Portfolio Composition

(% of total investments)

Media	10.9%
Software	7.6%
Diversified Telecommunication Services	4.9%
Wireless Telecommunication Services	4.1%
Food & Staples Retailing	4.0%
Hotels, Restaurants & Leisure	3.9%
Technology Hardware, Storage & Peripherals	3.7%
Oil, Gas & Consumable Fuels	3.6%
Health Care Providers & Services	3.4%
Commercial Services & Supplies	2.6%
Food Products	2.6%
Equity Real Estate Investment Trusts	2.1%
Diversified Consumer Services	1.9%
Pharmaceuticals	1.9%
Health Care Equipment & Supplies	1.9%
Semiconductors & Semiconductor Equipment	1.7%
Trading Companies & Distributors	1.6%
Communications Equipment	1.5%
Automobiles	1.4%
Multiline Retail	1.4%
Aerospace & Defense	1.4%
Insurance	1.3%
Other	18.9%
Asset-Backed Securities	3.2%
Investment Companies	1.2%
Repurchase Agreements	7.3%
Total	100%

Credit Quality

(% of total long-term fixed income investments)

BBB	10.2%
BB or Lower	87.7%
N/R (not rated)	2.1%
Total	100%

NUVEEN	17

JRO

Nuveen Floating Rate Income Opportunity Fund

Performance Overview and Holding Summaries as of January 31, 2017

Refer to Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of January 31, 2017

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
JRO at Common Share NAV	7.51%	19.20%	7.48%	5.94%
JRO at Common Share Price	17.52%	38.89%	8.46%	6.75%
Credit Suisse Leveraged Loan Index	4.51%	11.27%	5.05%	4.30%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Common Share Price Performance — Weekly Closing Price

18	NUVEEN

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation

(% of net assets)

Variable Rate Senior Loan Interests	126.3%
Common Stocks	2.2%
$25 Par (or similar) Retail Preferred	0.0%
Convertible Bonds	0.1%
Corporate Bonds	12.7%
Asset-Backed Securities	4.4%
Repurchase Agreements	10.6%
Other Assets Less Liabilities	(2.8)%
Net Assets Plus Borrowings and Term Preferred, at Liquidation Preference	153.5%
Borrowings	(39.6)%
Term Preferred, at Liquidation Preference	(13.9)%
Net Assets	100%

Top Five Issuers

(% of total long-term investments)

Dell International LLC	3.0%
Albertson’s LLC	2.9%
iHeartCommunications, Inc.	2.5%
Sprint Corporation	2.1%
Avaya, Inc.	1.5%

Portfolio Composition

(% of total investments)

Media	11.3%
Software	8.4%
Diversified Telecommunication Services	5.2%
Oil, Gas & Consumable Fuels	4.0%
Technology Hardware, Storage & Peripherals	3.9%
Hotels, Restaurants & Leisure	3.9%
Wireless Telecommunication Services	3.7%
Food & Staples Retailing	3.6%
Commercial Services & Supplies	3.0%
Health Care Providers & Services	2.9%
Food Products	2.7%
Equity Real Estate Investment Trusts	2.1%
Diversified Consumer Services	2.1%
Health Care Equipment & Supplies	2.0%
Communications Equipment	1.7%
Semiconductors & Semiconductor Equipment	1.7%
Automobiles	1.7%
Pharmaceuticals	1.6%
Aerospace & Defense	1.6%
Multiline Retail	1.4%
Consumer Finance	1.4%
Trading Companies & Distributors	1.3%
Other	19.2%
Asset-Backed Securities	2.8%
Repurchase Agreements	6.8%
Total	100%

Credit Quality

(% of total long-term fixed income investments)

BBB	9.9%
BB or Lower	87.9%
N/R (not rated)	2.2%
Total	100%

NUVEEN	19

JSD

Nuveen Short Duration Credit Opportunities Fund

Performance Overview and Holding Summaries as of January 31, 2017

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of January 31, 2017

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
JSD at Common Share NAV	7.65%	18.56%	6.66%	6.68%
JSD at Common Share Price	16.37%	35.64%	8.06%	6.24%
Credit Suisse Leveraged Loan Index	4.51%	11.27%	5.05%	4.52%

Since inception returns are from May 25, 2011. Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Common Share Price Performance — Weekly Closing Price

20	NUVEEN

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation

(% of net assets)

Variable Rate Senior Loan Interests	132.3%
Common Stocks	1.3%
Corporate Bonds	13.8%
Repurchase Agreements	9.2%
Other Assets Less Liabilities	(2.7)%
Net Assets Plus Borrowings and Term Preferred, at Liquidation Preference	153.9%
Borrowings	(34.8)%
Term Preferred, at Liquidation Preference	(19.1)%
Net Assets	100%

Top Five Issuers

(% of total long-term investments)

Albertson’s LLC	3.7%
Dell International LLC	2.4%
Sprint Corporation	2.3%
First Data Corporation	2.0%
iHeartCommunications, Inc.	1.8%

Portfolio Composition

(% of total investments)

Software	8.8%
Media	8.7%
Food & Staples Retailing	4.6%
Diversified Telecommunication Services	4.5%
Health Care Providers & Services	4.5%
Oil, Gas & Consumable Fuels	4.2%
Hotels, Restaurants & Leisure	4.1%
Technology Hardware, Storage & Peripherals	4.0%
Commercial Services & Supplies	3.5%
Wireless Telecommunication Services	3.2%
Health Care Equipment & Supplies	2.5%
Electric Utilities	2.4%
Equity Real Estate Investment Trusts	2.4%
Pharmaceuticals	2.3%
Communications Equipment	2.2%
Aerospace & Defense	2.0%
Food Products	1.9%
Consumer Finance	1.9%
Semiconductors & Semiconductor Equipment	1.6%
Trading Companies & Distributors	1.5%
Energy Equipment & Services	1.5%
Airlines	1.5%
Internet Software & Services	1.4%
Other	18.9%
Repurchase Agreements	5.9%
Total	100%

Credit Quality

(% of total long-term fixed income investments)

BBB	6.5%
BB or Lower	91.8%
N/R (not rated)	1.7%
Total	100%

NUVEEN	21

JQC

Nuveen Credit Strategies Income Fund

Performance Overview and Holding Summaries as of January 31, 2017

Refer to Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of January 31, 2017

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
JQC at Common Share NAV	4.94%	14.52%	6.52%	3.58%
JQC at Common Share Price	8.70%	26.82%	7.94%	4.16%
Credit Suisse Leveraged Loan Index	4.51%	11.27%	5.05%	4.30%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Common Share Price Performance — Weekly Closing Price

22	NUVEEN

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation

(% of net assets)

Variable Rate Senior Loan Interests	109.0%
Common Stocks	0.6%
Exchange-Traded Funds	7.3%
Corporate Bonds	30.7%
Repurchase Agreements	8.3%
Other Assets Less Liabilities	(0.5)%
Net Assets Plus Borrowings and Reverse Repurchase Agreements	155.4%
Borrowings	(44.0)%
Reverse Repurchase Agreements	(11.4)%
Net Assets	100%

Top Five Issuers

(% of total long-term
investments)

PowerShares Senior Loan Portfolio	3.2%
First Data Corporation	2.5%
Ziggo B.V.	2.2%
Sprint Corporation	2.1%
Univar, Inc.	2.0%

Portfolio Composition

(% of total investments)

Software	10.5%
Media	9.2%
Hotels, Restaurants & Leisure	5.9%
Diversified Telecommunication Services	4.8%
Wireless Telecommunication Services	4.7%
Health Care Providers & Services	3.7%
Oil, Gas & Consumable Fuels	3.6%
Chemicals	3.5%
Equity Real Estate Investment Trusts	3.3%
Technology Hardware, Storage & Peripherals	3.1%
Health Care Equipment & Supplies	2.5%
Consumer Finance	2.4%
Food Products	2.4%
Food & Staples Retailing	2.2%
Semiconductors & Semiconductor Equipment	2.0%
Internet Software & Services	2.0%
Commercial Services & Supplies	2.0%
Diversified Consumer Services	1.9%
Specialty Retail	1.8%
Other	18.5%
Exchange-Traded Funds	4.7%
Repurchase Agreements	5.3%
Total	100%

Credit Quality

(% of total long-term fixed income investments)

BBB	10.5%
BB or Lower	88.8%
N/R (not rated)	0.7%
Total	100%

NUVEEN	23

NSL

Nuveen Senior Income Fund
Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 148.1% (94.4% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 132.4% (84.4% of Total Investments) (4)

	Aerospace & Defense – 2.8% (1.8% of Total Investments)

$1,829	B/E Aerospace, Inc., Term Loan B	3.943%	12/16/21	BB+	$1,840,603
3,317	Sequa Corporation, Term Loan B	5.250%	6/19/17	CCC–	3,181,693
498	Transdigm, Inc., Extend Term Loan F	3.778%	6/07/23	Ba2	497,003
1,967	Transdigm, Inc., Term Loan E, First Lien	3.851%	5/14/22	Ba2	1,963,733
7,611	Total Aerospace & Defense				7,483,032

	Air Freight & Logistics – 0.8% (0.5% of Total Investments)

388	Americold Realty Operating Partnership, Term Loan B	4.750%	12/01/22	BB	394,112
750	PAE Holding Corporation, Term Loan B	6.500%	10/20/22	B+	757,969
1,083	XPO Logistics, Inc., Refinanced Term Loan B2, First Lien	4.250%	11/01/21	Ba1	1,093,273
2,221	Total Air Freight & Logistics				2,245,354

	Airlines – 2.4% (1.5% of Total Investments)

2,922	American Airlines, Inc., Term Loan B	3.267%	12/14/23	BB+	2,940,375
1,448	American Airlines, Inc., Term Loan B, First Lien	3.276%	6/29/20	BB+	1,457,348
1,960	American Airlines, Inc., Term Loan B, First Lien	3.263%	10/08/21	BB+	1,973,475
6,330	Total Airlines				6,371,198

	Auto Components – 0.3% (0.2% of Total Investments)

744	Horizon Global Corporation, Term Loan B	7.919%	6/30/21	B+	758,436

	Automobiles – 2.1% (1.4% of Total Investments)

1,430	Chrysler Group LLC, Tranche B, Term Loan	3.270%	12/31/18	BBB–	1,434,755
3,341	Formula One Group, Term Loan, First Lien	5.068%	7/30/21	B	3,365,966
1,000	Formula One Group, Term Loan, Second Lien	8.068%	7/29/22	CCC+	1,008,250
5,771	Total Automobiles				5,808,971

	Building Products – 1.2% (0.8% of Total Investments)

1,168	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	1,166,829
2,000	Quikrete Holdings, Inc., Initial Term Loan, First Lien	4.017%	11/15/23	BB–	2,027,142
3,168	Total Building Products				3,193,971

	Chemicals – 2.2% (1.4% of Total Investments)

596	Avantor Performance Materials, Incremental Term Loan B	6.000%	6/21/22	B1	605,866
1,518	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB–	1,522,514
330	Ineos US Finance LLC, Term Loan B, First Lien	4.250%	3/31/22	BB–	332,495
1,595	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB+	1,608,884
743	OM Group, Inc., Dollar Term Loan B, First Lien	7.000%	10/28/21	Ba3	743,428
1,150	Univar, Inc., Term Loan B	3.519%	7/01/22	BB–	1,149,358
5,932	Total Chemicals				5,962,545

	Commercial Services & Supplies – 3.9% (2.5% of Total Investments)

343	Acosta, Inc., Term Loan B	4.289%	9/26/21	B1	332,172
130	Education Management LLC, Tranche A, Term Loan, (14)	5.509%	7/02/20	N/R	57,365
248	Education Management LLC, Tranche B, Term Loan, (14)	8.509%	7/02/20	N/R	23,547
750	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	5.000%	10/19/23	B2	756,563
2,261	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	2,172,108
250	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	218,333
993	KAR Auction Services, Inc., Term Loan B3, First Lien	4.500%	3/09/23	BB–	1,006,141
1,746	Monitronics International, Inc., Term Loan B2, First Lien	6.500%	9/30/22	B2	1,772,356
2,686	Protection One, Inc., Term Loan, First Lien	4.250%	5/02/22	Ba2	2,719,969
554	Skillsoft Corporation, Initial Term Loan, First Lien	5.750%	4/28/21	B–	505,371

24	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Commercial Services & Supplies (continued)

$990	Universal Services of America, Term Loan, First Lien	4.763%	7/28/22	B+	$996,188
10,951	Total Commercial Services & Supplies				10,560,113

	Communications Equipment – 2.2% (1.4% of Total Investments)

1,009	Avaya, Inc., DIP Term Loan, (WI/DD)	TBD	TBD	Baa3	1,040,386
3,163	Avaya, Inc., Term Loan B3	5.537%	10/26/17	D	2,648,517
326	Avaya, Inc., Term Loan B6	6.532%	3/31/18	D	273,424
1,120	Avaya, Inc., Term Loan B7, (DD1)	6.282%	5/29/20	D	941,443
21	CommScope, Inc., Tranche 5, Term Loan B, First Lien	3.278%	12/29/22	BB+	20,813
975	Riverbed Technology, Inc., Term Loan B, First Lien	4.250%	4/24/22	B+	984,974
6,614	Total Communications Equipment				5,909,557

	Consumer Finance – 2.0% (1.3% of Total Investments)

1,399	First Data Corporation, New Dollar Term Loan	3.775%	7/08/22	BB	1,410,301
4,022	First Data Corporation, Term Loan, First Lien	3.775%	3/24/21	BB	4,048,991
5,421	Total Consumer Finance				5,459,292

	Containers & Packaging – 0.3% (0.2% of Total Investments)

857	Berry Plastics Holding Corporation, Term Loan I	3.287%	10/01/22	BB	864,453

	Diversified Consumer Services – 2.9% (1.9% of Total Investments)

3,269	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	6/07/23	BB–	3,050,862
433	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	BB–	434,691
2,607	Hilton Hotels Corporation, Series B2, Term Loan	3.271%	10/25/23	BBB–	2,637,361
192	Hilton Hotels Corporation, Term Loan B1	3.500%	10/26/20	BBB–	193,574
1,658	Houghton Mifflin, Term Loan B, First Lien, (DD1)	4.000%	5/28/21	B+	1,542,698
107	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B–	107,580
8,266	Total Diversified Consumer Services				7,966,766

	Diversified Financial Services – 1.7% (1.1% of Total Investments)

1,092	MGM Growth Properties, Term Loan B	3.528%	4/25/23	BB+	1,100,620
985	MJ Acquisition Corp., Term Loan, First Lien	4.001%	6/01/22	B+	990,938
2,406	WideOpenWest Finance LLC, New Term Loan B	4.500%	8/18/23	B1	2,426,675
4,483	Total Diversified Financial Services				4,518,233

	Diversified Telecommunication Services – 6.8% (4.3% of Total Investments)

748	DTI Holdings, Inc., Term Loan B, First Lien	6.250%	10/02/23	B	744,072
1,832	Frontier Communications Corporation, Term Loan A, Delayed Draw, First Lien	3.280%	3/31/21	BB	1,783,832
2,500	Greeneden U.S. Holdings II LLC, Term Loan B	5.000%	12/01/23	B2	2,531,770
5,334	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	B1	5,260,070
1,667	Level 3 Financing, Inc., Term Loan, Tranche B3	4.000%	8/01/19	BBB–	1,680,208
1,000	Verizon Communications, Inc., Term Loan	2.021%	7/31/19	BBB+	1,001,042
304	Zayo Group LLC, Term Loan B2	3.500%	1/12/24	N/R	306,977
5,000	Ziggo B.V., Term Loan E	0.000%	4/25/25	BB–	5,017,190
18,385	Total Diversified Telecommunication Services				18,325,161

	Electric Utilities – 2.0% (1.3% of Total Investments)

477	EFS Cogen Holdings LLC, Term Loan B	4.500%	6/28/23	BB	482,564
3,000	Energy Future Intermediate Holding Company, DIP Term Loan	4.250%	6/30/17	BB	3,022,125
1,629	Vistra Operations Co., Term Loan B	3.500%	8/04/23	Ba2	1,636,714
371	Vistra Operations Co., Term Loan C	3.500%	8/04/23	Ba2	373,286
5,477	Total Electric Utilities				5,514,689

	Electronic Equipment, Instruments & Components – 1.4% (0.9% of Total Investments)

1,439	SMART Modular Technologies, Inc., Term Loan B	9.250%	8/26/17	B	1,215,555
1,507	TTM Technologies, Inc., New Term Loan	5.250%	5/31/21	BB–	1,523,005
1,039	Zebra Technologies Corporation Refinancing Term Loan B, First Lien	3.446%	10/27/21	BB+	1,049,416
3,985	Total Electronic Equipment, Instruments & Components				3,787,976

NUVEEN	25

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Energy Equipment & Services – 1.1% (0.7% of Total Investments)

$1,615	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.063%	3/31/21	Caa2	$1,255,596
321	Dynamic Energy Services International LLC, Term Loan	11.000%	3/06/18	N/R	168,378
1,671	Seventy Seven Operating LLC, Term Loan B	3.778%	6/25/20	B	1,669,475
3,607	Total Energy Equipment & Services				3,093,449

	Equity Real Estate Investment Trusts – 3.5% (2.2% of Total Investments)

5,400	Communications Sales & Leasing, Inc., Term Loan B	4.500%	10/24/22	BB–	5,464,333
1,006	Realogy Group LLC, Term Loan B	3.026%	7/20/22	BB+	1,012,897
2,985	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien, (DD1)	4.750%	12/18/20	B	2,877,772
9,391	Total Equity Real Estate Investment Trusts				9,355,002

	Food & Staples Retailing – 6.3% (4.0% of Total Investments)

11,296	Albertson’s LLC, Term Loan B4	3.778%	8/25/21	BB	11,370,207
2,087	Albertson’s LLC, Term Loan B6	4.061%	6/22/23	BB	2,103,170
1,001	BJ’s Wholesale Club, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	B–	1,004,770
1,375	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	BB–	1,381,302
750	Save-A-Lot, Term Loan B	7.000%	12/02/23	B	747,656
349	Supervalu, Inc., New Term Loan B	5.500%	3/21/19	BB–	351,995
16,858	Total Food & Staples Retailing				16,959,100

	Food Products – 4.2% (2.7% of Total Investments)

975	Hearthside Group Holdings LLC, Term Loan B	4.022%	6/21/21	B1	984,750
2,082	Jacobs Douwe Egberts, Term Loan B	3.500%	7/04/22	BB	2,096,535
1,142	Keurig Green Mountain, Inc., Term Loan B, First Lien	5.313%	3/03/23	BBB–	1,160,186
4,893	US Foods, Inc., Term Loan B	3.778%	6/27/23	BB–	4,937,024
2,305	Wilton Products, Inc., Tranche B, Term Loan	8.500%	8/30/18	CCC+	2,263,101
11,397	Total Food Products				11,441,596

	Health Care Equipment & Supplies – 2.8% (1.8% of Total Investments)

955	Acelity, Term Loan B, (WI/DD)	TBD	TBD	B1	950,196
575	Ardent Medical Services, Inc., Term Loan B, First Lien	6.500%	8/04/21	B1	576,841
438	ConvaTec, Inc., Term Loan B	3.278%	10/25/23	BB	441,690
990	Greatbatch, Inc., Term Loan B	5.250%	10/27/22	B	997,054
3,110	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	2,993,579
973	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/09/19	B–	817,020
854	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	858,799
7,895	Total Health Care Equipment & Supplies				7,635,179

	Health Care Providers & Services – 5.1% (3.2% of Total Investments)

5	Community Health Systems, Inc., Term Loan F	4.180%	12/31/18	BB–	4,781
503	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB–	478,997
1,006	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB–	954,261
2,267	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	3.530%	6/24/21	BBB–	2,300,049
1,000	Envision Healthcare Corporation, Term Loan B, First Lien	4.000%	12/01/23	BB–	1,010,521
768	Healogics, Inc., Term Loan, First Lien	5.250%	7/01/21	B	704,114
1,695	Heartland Dental Care, Inc., Term Loan, First Lien	5.500%	12/21/18	B1	1,700,089
500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC	491,459
436	Kindred Healthcare, Inc., Term Loan B, First Lien	4.313%	4/09/21	BB–	437,535
1,937	Millennium Laboratories, Inc., Term Loan B, First Lien	7.500%	12/21/20	CCC+	977,985
928	MultiPlan, Inc., Term Loan B	5.000%	6/07/23	B+	942,090
587	National Mentor Holdings, Inc., Term Loan B	4.250%	1/31/21	B+	588,701
906	Quorum Health Corp., Term Loan B	6.750%	4/29/22	B1	898,722
740	Select Medical Corporation, Term Loan E, Tranche B, First Lien	6.025%	6/01/18	Ba2	745,883
959	Select Medical Corporation, Term Loan F, First Lien	6.011%	3/03/21	Ba2	969,330
440	Vizient, Inc., Term Loan B	5.000%	2/13/23	B+	446,159
14,677	Total Health Care Providers & Services				13,650,676

	Health Care Technology – 0.4% (0.3% of Total Investments)

1,141	Catalent Pharma Solutions, Inc., Term Loan B	3.750%	5/20/21	BB	1,152,716

26	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Hotels, Restaurants & Leisure – 6.4% (4.0% of Total Investments)

$3,516	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	$3,554,128
2,113	CCM Merger, Inc., Term Loan B	4.028%	8/09/21	BB–	2,128,778
1,826	CityCenter Holdings LLC, Term Loan	4.250%	10/16/20	BB	1,847,982
1,559	Intrawest Resorts Holdings, Inc., Term Loan B, Second Lien	4.500%	12/09/20	B+	1,575,787
1,478	Life Time Fitness, Inc., Term Loan B, (WI/DD)	TBD	TBD	B1	1,481,887
1,940	Scientific Games Corporation, Term Loan	6.000%	10/18/20	Ba3	1,961,340
1,962	Scientific Games Corporation, Term Loan B2	6.022%	10/01/21	Ba3	1,984,359
897	Seaworld Parks and Entertainment, Inc., Term Loan B2	3.248%	5/14/20	BB–	888,504
1,740	Station Casino LLC, Term Loan B	3.270%	6/08/23	BB	1,731,514
17,031	Total Hotels, Restaurants & Leisure				17,154,279

	Household Products – 0.5% (0.3% of Total Investments)

319	Serta Simmons Holdings LLC, Term Loan, First Lien	4.500%	11/08/23	B1	318,839
998	Revlon Consumer Products Corporation, Term Loan B, First Lien	4.313%	9/07/23	Ba3	1,007,532
1,317	Total Household Products				1,326,371

	Independent Power & Renewable Electricity Producers – 0.7% (0.5% of Total Investments)

2,000	Dynegy, Inc., Term Loan B	4.250%	6/27/23	BB	2,021,876

	Industrial Conglomerates – 0.5% (0.3% of Total Investments)

1,354	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.771%	11/26/20	B	1,352,689

	Insurance – 2.2% (1.4% of Total Investments)

2,305	Alliant Holdings I LLC, Term Loan B	4.250%	8/14/22	B	2,321,787
990	AssuredPartners, Inc., Refinancing Term Loan, First Lien	5.250%	10/21/22	B+	1,004,882
2,663	Hub International Holdings, Inc., Initial Term Loan	4.000%	10/02/20	Ba3	2,673,641
5,958	Total Insurance				6,000,310

	Internet and Direct Marketing Retail – 1.1% (0.7% of Total Investments)

2,877	Travelport LLC, Term C Loan	4.250%	9/02/21	B+	2,907,739

	Internet Software & Services – 1.7% (1.1% of Total Investments)

1,000	Ancestry.com, Inc., Term Loan B, First Lien	5.250%	10/19/23	B1	1,011,719
500	Ancestry.com, Inc., Term Loan B, Second Lien	9.250%	10/19/24	CCC+	514,792
1,250	Rackspace Hosting, Inc., Term Loan B, First Lien	4.500%	11/03/23	BB+	1,264,941
403	Sabre Inc., Term Loan B2	4.500%	2/19/19	Ba2	406,052
116	Sabre Inc., Term Loan C	4.000%	2/19/18	Ba2	116,247
600	Sabre, Inc., Term Loan B	4.000%	2/19/19	Ba2	604,756
1,009	SkillSoft Corporation, Term Loan, Second Lien	9.250%	4/28/22	CCC	741,037
4,878	Total Internet Software & Services				4,659,544

	IT Services – 1.4% (0.9% of Total Investments)

655	Conduent, Inc., Term Loan B	6.250%	12/07/23	BB+	667,549
1,309	EIG Investors Corp., Term Loan, First Lien	6.480%	11/09/19	B+	1,312,040
671	Engility Corporation, Term Loan B2	5.750%	8/14/23	BB–	677,014
198	Mitchell International, Inc., Initial Term Loan B, First Lien	4.500%	10/13/20	B1	198,380
746	WEX, Inc., Term Loan B	4.278%	6/30/23	BB–	757,036
146	Zayo Group LLC, Term Loan B3, (WI/DD)	TBD	TBD	BB	147,804
3,725	Total IT Services				3,759,823

	Leisure Products – 1.7% (1.1% of Total Investments)

1,356	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	1,335,616
1,691	Academy, Ltd., Term Loan B, (DD1)	5.019%	7/01/22	B2	1,499,641
1,155	Equinox Holdings, Inc., New Initial Term Loan B	5.000%	1/31/20	B+	1,165,208
500	Four Seasons Holdings, Inc., Term Loan B	3.750%	11/30/23	BB	506,563
4,702	Total Leisure Products				4,507,028

	Life Sciences Tools & Services – 0.2% (0.1% of Total Investments)

500	Inventiv Health, Inc., Term Loan B	4.750%	11/09/23	B	504,331

NUVEEN	27

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Machinery – 0.6% (0.4% of Total Investments)

$418	Rexnord LLC. Term Loan B, First Lien	3.770%	8/21/23	BB–	$420,647
1,197	Safway Group Holdings LLC, Initial Term Loan, First Lien	5.750%	8/21/23	B+	1,214,456
1,615	Total Machinery				1,635,103

	Marine – 0.3% (0.2% of Total Investments)

722	American Commercial Lines LLC, Term Loan B, First Lien	9.750%	11/12/20	B	691,195

	Media – 13.7% (8.7% of Total Investments)

1,271	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.248%	7/23/21	B1	1,271,676
773	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	759,241
639	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	Caa1	624,740
987	Affinion Group Holdings, Inc., Term Loan, First Lien	6.750%	4/30/18	B1	985,943
1,463	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B1	1,285,172
1,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	Caa1	690,000
3,464	Cequel Communications LLC, Term Loan B	3.778%	1/15/25	BB–	3,510,027
2,978	Charter Communications Operating Holdings LLC, Term Loan I, First Lien	3.026%	1/15/24	BBB–	2,991,855
2,111	Clear Channel Communications, Inc., Term Loan E	8.278%	7/30/19	Caa1	1,774,874
2,250	Clear Channel Communications, Inc., Tranche D, Term Loan	7.528%	1/30/19	Caa1	1,891,688
5,555	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B3	3,674,780
1,666	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.750%	6/17/20	BB–	1,678,737
1,074	Getty Images, Inc., Term Loan B, First Lien	4.750%	10/18/19	B3	930,031
445	Gray Television, Inc., Initial Term Loan	3.959%	6/13/21	BB	448,072
975	IMG Worldwide, Inc., First Lien	5.290%	5/06/21	B+	981,513
1,000	Lions Gate Entertainment Corporation, Term Loan B	3.766%	12/08/23	Ba2	1,008,750
967	LSC Communications, Term Loan	7.000%	9/30/22	Ba3	976,333
1,493	McGraw-Hill Education Holdings LLC, Term Loan B	5.000%	5/02/22	Ba3	1,435,866
169	Nexstar Broadcasting Group, Term Loan B, First Lien	3.767%	1/17/24	Ba3	170,625
1,831	Nexstar Broadcasting Group, Term Loan B, First Lien	3.767%	9/26/23	BB+	1,851,875
1,629	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.500%	8/14/20	B	1,633,140
3,760	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	3,773,060
1,000	Virgin Media Investment Holdings, Limited Term Loan I	3.517%	1/31/25	BB–	1,007,500
992	WMG Acquisition Corporation, Term Loan B, First Lien	3.750%	11/01/23	Ba3	998,014
176	Yell Group PLC, PIK Term Loan B2, First Lien	0.000%	9/07/65	N/R	351,532
191	Yell Group PLC, Term Loan A2, First Lien	8.000%	9/07/21	N/R	195,756
39,859	Total Media				36,900,800

	Metals & Mining – 1.3% (0.8% of Total Investments)

902	Fairmount Minerals, Ltd. Term Loan B2, First Lien	4.500%	9/05/19	B–	884,418
851	Fairmount Minerals, Ltd., Term Loan B1, First Lien	4.500%	9/05/19	B–	830,158
602	Fortescue Metals Group, Ltd., Term Loan B, First Lien	3.750%	6/30/19	BBB–	606,198
1,116	Zekelman Industries, Term Loan B, (DD1)	6.000%	6/14/21	BB–	1,116,212
3,471	Total Metals & Mining				3,436,986

	Multiline Retail – 1.9% (1.2% of Total Investments)

750	Bass Pro Group LLC, Sale Facility, Term Loan, First Lien	5.720%	5/15/18	B+	745,313
754	Bass Pro Group LLC, Term Loan B	5.970%	12/15/23	B+	734,353
863	Bass Pro Group LLC, Term Loan B, First Lien	4.016%	6/05/20	B+	853,505
1,489	Belk, Inc., Term Loan B, First Lien	5.760%	12/12/22	B	1,277,766
830	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BBB–	842,948
691	Hudson’s Bay Company, Term Loan B, First Lien	4.250%	9/30/22	BB	682,172
5,377	Total Multiline Retail				5,136,057

	Oil, Gas & Consumable Fuels – 5.1% (3.3% of Total Investments)

479	California Resources Corporation, Term Loan A, First Lien	3.439%	9/24/19	B1	469,583
331	Crestwood Holdings LLC, Term Loan B	9.000%	6/19/19	B3	330,227
115	Energy and Exploration Partners Inc., Term Loan B First Lien	5.000%	5/13/22	N/R	63,008
1,363	EP Energy LLC, Term Loan B	9.750%	6/30/21	B–	1,415,500
1,664	Fieldwood Energy LLC, Term Loan, First Lien	3.875%	10/01/18	B2	1,608,437
953	Fieldwood Energy LLC, Term Loan, First Lien	8.000%	8/31/20	B2	925,979
493	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	CCC–	390,441

28	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Oil, Gas & Consumable Fuels (continued)

$818	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B–	$740,350
1,740	Harvey Gulf International Marine, Inc., Term Loan B	5.470%	6/18/20	CCC+	1,435,178
5,041	Peabody Energy Corporation, Term Loan B, (WI/DD)	TBD	TBD	N/R	5,089,745
1,823	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	CCC+	1,345,283
25	Southcross Holdings Borrower L.P., Term Loan B, First Lien	3.500%	4/13/23	CCC+	20,805
14,845	Total Oil, Gas & Consumable Fuels				13,834,536

	Pharmaceuticals – 3.0% (1.9% of Total Investments)

763	Concordia Healthcare Corporation, Term Loan B, First Lien	5.250%	10/21/21	B2	601,722
3,000	Grifols, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB	3,021,249
975	Patheon, Inc., Term Loan B	4.250%	3/11/21	B	982,618
3,255	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	8/18/22	B1	3,281,863
117	Valeant Pharmaceuticals International, Inc., Series E1, Tranche B Term Loan	5.270%	8/05/20	BB–	117,628
8,110	Total Pharmaceuticals				8,005,080

	Professional Services – 0.4% (0.3% of Total Investments)

1,150	Ceridian Corporation, Term Loan B2	4.539%	9/15/20	Ba3	1,148,778

	Real Estate Management & Development – 0.7% (0.4% of Total Investments)

1,861	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	1,889,367

	Road & Rail – 0.4% (0.2% of Total Investments)

990	Quality Distribution, Term Loan, First Lien	5.750%	8/18/22	B2	977,625

	Semiconductors & Semiconductor Equipment – 2.6% (1.7% of Total Investments)

638	Cypress Semiconductor Corp, Term Loan B	6.500%	7/05/21	BB	651,844
995	Micron Technology, Inc., Term Loan B, First Lien	4.530%	4/26/22	Baa2	1,010,754
1,191	Microsemi Corporation, New Term Loan	3.019%	1/31/23	BB	1,159,301
954	NXP Semiconductor LLC, Term Loan D	3.278%	1/11/20	Baa2	959,637
1,064	NXP Semiconductor LLC, Term Loan F	3.240%	12/07/20	Baa2	1,070,162
2,244	On Semiconductor Corp., Term Loan B, First Lien	4.028%	3/31/23	Ba1	2,270,403
7,086	Total Semiconductors & Semiconductor Equipment				7,122,101

	Software – 11.8% (7.5% of Total Investments)

1,161	Blackboard, Inc., Term Loan B4	6.023%	6/30/21	B+	1,167,005
2,058	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B+	2,055,608
622	Computer Sciences Government Services, Term Loan B, First Lien	3.435%	11/30/23	BB+	625,295
2,406	Compuware Corporation, Term Loan B2, First Lien	5.250%	12/15/21	B	2,413,271
637	Compuware Corporation, Term Loan, Second Lien	9.250%	12/15/22	CCC+	641,702
1,718	Ellucian, Term Loan B, First Lien	4.250%	9/30/22	B	1,722,101
1,029	Emdeon, Inc., Term Loan B2	3.750%	11/02/18	BB–	1,030,742
5,768	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	B1	5,763,807
988	Informatica Corp., Term Loan B	4.500%	8/05/22	B+	985,648
1,000	Kronos Incorporated, Term Loan B, First Lien	5.000%	11/01/23	B	1,011,534
778	Micro Focus International PLC, Term Loan B	4.789%	11/19/21	BB–	787,402
1,114	Micro Focus International PLC, Term Loan C	4.789%	11/20/19	BB–	1,125,683
3,351	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	3,369,939
690	MSC Software Corporation, Initial Term Loan, First Lien	5.000%	5/29/20	B1	692,145
1,000	RP Crown Parent LLC, Term Loan B, First Lien	4.500%	10/12/23	B1	1,006,161
1,237	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1	4.028%	7/08/22	BB+	1,251,600
119	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2	4.028%	7/08/22	BB+	120,112
3,275	Tibco Software, Inc., Term Loan B	5.500%	12/04/20	B1	3,308,775
1,496	Uber Technologies, Inc., Term Loan B, First Lien	5.000%	7/13/23	N/R	1,507,659
374	Vertafore, Inc., Term Loan, First Lien	4.250%	6/30/23	B	377,369
1,000	Vertiv Co., Term Loan B	6.029%	11/30/23	Ba3	1,013,900
31,821	Total Software				31,977,458

NUVEEN	29

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Specialty Retail – 1.4% (0.9% of Total Investments)

$994	Gardner Denver, Inc., Term Loan	4.558%	7/30/20	B	$983,958
494	Jo-Ann Stores, Inc., Term Loan B	6.256%	10/20/23	B+	488,077
1,716	Petco Animal Supplies, Inc., Term Loan B1	4.250%	1/26/23	B1	1,695,609
629	Petsmart Inc., Term Loan B, First Lien	4.000%	3/11/22	BB–	624,231
3,833	Total Specialty Retail				3,791,875

	Technology Hardware, Storage & Peripherals – 6.8% (4.3% of Total Investments)

3,950	Dell International LLC, Term Loan A2, First Lien	3.030%	9/07/21	BBB–	3,954,230
2,000	Dell International LLC, Term Loan A3, First Lien	2.780%	12/31/18	BBB–	2,004,000
7,344	Dell International LLC, Term Loan B	4.030%	9/07/23	BBB–	7,415,747
1,000	Dell Software Group, Term Loan B	7.000%	10/31/22	B1	1,015,375
3,980	Western Digital, Inc., Term Loan B1	4.526%	4/29/23	BBB–	4,032,238
18,274	Total Technology Hardware, Storage & Peripherals				18,421,590

	Textiles, Apparel & Luxury Goods – 0.7% (0.4% of Total Investments)

643	G-III Apparel Group, Term Loan B	6.250%	12/01/22	BB	630,000
1,171	Gymboree Corporation, Term Loan	5.000%	2/23/18	Caa3	586,370
1,028	J Crew Group, Term Loan B, First Lien	4.000%	3/05/21	Caa1	577,057
2,842	Total Textiles, Apparel & Luxury Goods				1,793,427

	Trading Companies & Distributors – 3.0% (1.9% of Total Investments)

4,726	Avolon, Term Loan B2, (WI/DD)	TBD	TBD	BBB–	4,792,979
2,336	HD Supply, Inc., Term Loan B	3.748%	8/13/21	BB–	2,354,304
827	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.543%	6/09/21	B–	827,479
7,889	Total Trading Companies & Distributors				7,974,762

	Transportation Infrastructure – 0.4% (0.3% of Total Investments)

66	Ceva Group PLC, Canadian Term Loan	6.539%	3/19/21	B2	58,041
381	Ceva Group PLC, Dutch B.V., Term Loan	6.539%	3/19/21	B2	336,638
371	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B2	328,244
525	Ceva Group PLC, US Term Loan	6.539%	3/19/21	B2	464,328
1,343	Total Transportation Infrastructure				1,187,251

	Wireless Telecommunication Services – 3.5% (2.2% of Total Investments)

172	Asurion LLC, Term Loan B2	4.028%	7/08/20	B1	172,965
846	Asurion LLC, Term Loan B4	4.250%	8/04/22	B+	856,111
604	Asurion, LLC, Term Loan B5, First Lien	4.750%	11/03/23	B+	611,050
111	Fairpoint Communications, Inc., Term Loan B	7.500%	2/14/19	B	111,956
5,000	Sprint Corporation, Term Loan, First Lien, (WI/DD)	TBD	TBD	Ba2	5,000,000
1,174	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.039%	4/23/19	B	1,061,385
652	Syniverse Technologies, Inc., Tranche B, Term Loan	4.000%	4/23/19	B	589,630
1,000	UPC Financing Partnership, Term Loan, First Lien	3.767%	8/31/24	BB	1,004,821
9,559	Total Wireless Telecommunication Services				9,407,918
$366,171	Total Variable Rate Senior Loan Interests (cost $361,452,133)				357,543,364

Shares	Description (1)				Value

	COMMON STOCKS – 2.3% (1.5% of Total Investments)

	Banks – 0.9% (0.6% of Total Investments)

30,025	BLB Worldwide Holdings Inc., (5)				$2,356,963

	Diversified Consumer Services – 0.2% (0.1% of Total Investments)

53,514	Cengage Learning Holdings II LP, (5)				615,411
1,562,493	Education Management Corporation, (5), (6)				156
	Total Diversified Consumer Services				615,567

30	NUVEEN

Shares	Description (1)				Value

	Energy Equipment & Services – 0.7% (0.5% of Total Investments)

39,988	C&J Energy Services Inc., (5), (6)				$1,719,484
1,961	Vantage Drill International, (5), (6)				249,047
	Total Energy Equipment & Services				1,968,531

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

58,830	Millennium Health LLC, (5)				58,830

	Media – 0.5% (0.3% of Total Investments)

434	Cumulus Media, Inc., (5)				433
274,431	Hibu PLC, (5), (7)				—
6,268	Metro-Goldwyn-Mayer, (5), (6)				597,811
18,422	Tribune Media Company				531,290
14,825	Tribune Media Company, (7)				—
4,605	tronc, Inc., (5)				61,062
	Total Media				1,190,596

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

54	Energy and Exploration Partners, Inc., (5), (6)				18,900
27	Southcross Holdings Borrower LP, (5)				8,438
	Total Oil, Gas & Consumable Fuels				27,338

	Software – 0.0% (0.0% of Total Investments)

291,294	Eagle Topco LP, (5), (7)				—
	Total Common Stocks (cost $8,459,655)				6,217,825

Shares	Description (1)	Coupon		Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0% (0.0% of Total Investments)

	Diversified Consumer Services – 0.0% (0.0% of Total Investments)

1,738	Education Management Corporation, (6)	7.500%		N/R	$17
	Total $25 Par (or similar) Retail Preferred (cost $4,219)				17

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 13.4% (8.5% of Total Investments)

	Commercial Services & Supplies – 0.5% (0.3% of Total Investments)

$1,233	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	$1,242,247

	Communications Equipment – 0.3% (0.2% of Total Investments)

115	Avaya Inc., 144A	7.000%	4/01/19	D	95,163
2,895	Avaya Inc., 144A	10.500%	3/01/21	D	788,888
3,010	Total Communications Equipment				884,051

	Diversified Telecommunication Services – 1.2% (0.8% of Total Investments)

1,680	Inelsat Connect Finance SA, 144A	12.500%	4/01/22	CC	1,062,600
215	IntelSat Limited	6.750%	6/01/18	Ca	183,825
2,924	IntelSat Limited	7.750%	6/01/21	Ca	1,016,090
2,650	IntelSat Limited	8.125%	6/01/23	Ca	881,125
7,469	Total Diversified Telecommunication Services				3,143,640

	Equity Real Estate Investment Trusts – 0.3% (0.2% of Total Investments)

750	iStar Inc.	4.000%	11/01/17	B+	753,750

	Health Care Equipment & Supplies – 1.4% (0.9% of Total Investments)

3,500	Tenet Healthcare Corporation	6.000%	10/01/20	BB–	3,692,500

	Health Care Providers & Services – 0.2% (0.1% of Total Investments)

600	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	574,500

NUVEEN	31

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Hotels, Restaurants & Leisure – 1.0% (0.6% of Total Investments)

$2,650	Scientific Games International Inc.	10.000%	12/01/22	B–	$2,715,243

	Media – 3.5% (2.2% of Total Investments)

100	Charter Communications Operating LLC/Charter Communications Operating Capital Corporation	3.579%	7/23/20	BBB–	102,433
1,000	Dish DBS Corporation	5.875%	11/15/24	Ba3	1,011,250
1,524	iHeartCommunications, Inc.	10.000%	1/15/18	CC	1,192,530
2,872	iHeartCommunications, Inc.	9.000%	12/15/19	Caa1	2,403,504
6,532	iHeartCommunications, Inc., PIK	14.000%	2/01/21	CC	2,449,636
3,050	iHeartCommunications, Inc.	9.000%	3/01/21	Caa1	2,279,875
15,078	Total Media				9,439,228

	Oil, Gas & Consumable Fuels – 1.5% (1.0% of Total Investments)

1,240	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	1,103,600
400	Denbury Resources Inc.	6.375%	8/15/21	CCC+	366,000
100	Denbury Resources Inc.	5.500%	5/01/22	CCC+	85,750
400	Everest Acquisition LLC Finance	9.375%	5/01/20	CCC+	407,000
1,800	FTS International Inc., 144A	8.350%	6/15/20	B	1,842,750
300	Gastar Exploration Inc.	8.625%	5/15/18	Caa3	295,500
4,240	Total Oil, Gas & Consumable Fuels				4,100,600

	Semiconductors & Semiconductor Equipment – 0.3% (0.2% of Total Investments)

761	Advanced Micro Devices, Inc.	7.500%	8/15/22	CCC+	836,149

	Software – 1.0% (0.6% of Total Investments)

1,980	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	1,910,700
700	Boxer Parent Company Inc./BMC Software, 144A, PIK	9.000%	10/15/19	CCC+	679,000
2,680	Total Software				2,589,700

	Wireless Telecommunication Services – 2.2% (1.4% of Total Investments)

1,000	Sprint Capital Corporation	6.900%	5/01/19	B+	1,067,500
350	Sprint Communications Inc.	7.000%	8/15/20	B+	374,500
500	Sprint Corporation	7.875%	9/15/23	B+	546,550
2,000	Sprint Corporation	7.125%	6/15/24	B+	2,110,000
1,750	T-Mobile USA Inc.	6.250%	4/01/21	BB	1,813,350
75	T-Mobile USA Inc.	6.731%	4/28/22	BB	78,000
75	T-Mobile USA Inc.	6.836%	4/28/23	BB	80,063
5,750	Total Wireless Telecommunication Services				6,069,963
$47,721	Total Corporate Bonds (cost $42,461,900)				36,041,571
	Total Long-Term Investments (cost $412,377,907)				399,802,777

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 8.8% (5.6% of Total Investments)

	REPURCHASE AGREEMENTS – 8.8% (5.6% of Total Investments)

$23,889	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/17, repurchase price $23,888,768, collateralized by $24,360,000 U.S. Treasury Notes, 2.250%, due 12/31/23, value $24,371,084	0.030%	2/01/17		$23,888,748
	Total Short-Term Investments (cost $23,888,748)				23,888,748
	Total Investments (cost $436,266,655) – 156.9%				423,691,525
	Borrowings – (38.5)% (8), (9)				(104,000,000)
	Term Preferred Shares, at Liquidation Preference – (15.9)% (10)				(43,000,000)
	Other Assets Less Liabilities – (2.5)% (11)				(6,732,412)
	Net Assets Applicable to Common Shares – 100%				$269,959,113

32	NUVEEN

Investments in Derivatives as of January 31, 2017

Interest Rate Swaps

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)		Fixed Rate Payment Frequency	Termination Date		Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC	$43,000,000	Pay	1-Month USD-LIBOR-ICE	2.000	% (12)	Monthly	11/01/21	(13)	$(685,943)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(6)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(8)	Borrowings as a percentage of Total Investments is 24.5%.

(9)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(10)	Term Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 10.1%.

(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives is recognized as part of cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

(12)	Effective November 1, 2019, the fixed rate paid by the Fund will increase according to a predetermined scheduled as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every twelve months on specific dates through the swap contract’s termination date.

(13)	This interest rate swap has an optional early termination date beginning on November 1, 2018 and monthly thereafter through the termination date as specified in the swap contract.

(14)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

PIK	All or a portion of this security is payment-in-kind.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange.

See accompanying notes to financial statements.

NUVEEN	33

JFR

Nuveen Floating Rate Income Fund
Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 144.1% (92.7% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 123.4% (79.4% of Total Investments) (4)

	Aerospace & Defense – 2.1% (1.4% of Total Investments)

$4,269	B/E Aerospace, Inc., Term Loan B	3.943%	12/16/21	BB+	$4,294,741
5,694	Sequa Corporation, Term Loan B	5.250%	6/19/17	CCC–	5,461,430
995	Transdigm, Inc., Extend Term Loan F	3.778%	6/07/23	Ba2	994,005
2,950	Transdigm, Inc., Term Loan E, First Lien	3.851%	5/14/22	Ba2	2,945,599
13,908	Total Aerospace & Defense				13,695,775

	Air Freight & Logistics – 0.7% (0.4% of Total Investments)

775	Americold Realty Operating Partnership, Term Loan B	4.750%	12/01/22	BB	788,224
1,500	PAE Holding Corporation, Term Loan B	6.500%	10/20/22	B+	1,515,938
2,166	XPO Logistics, Inc., Refinanced Term Loan B2, First Lien	4.250%	11/01/21	Ba1	2,186,546
4,441	Total Air Freight & Logistics				4,490,708

	Airlines – 1.8% (1.2% of Total Investments)

5,365	American Airlines, Inc., Term Loan B	3.267%	12/14/23	BB+	5,397,861
3,388	American Airlines, Inc., Term Loan B, First Lien	3.276%	6/29/20	BB+	3,410,317
2,940	American Airlines, Inc., Term Loan B, First Lien	3.263%	10/08/21	BB+	2,960,213
11,693	Total Airlines				11,768,391

	Auto Components – 0.2% (0.1% of Total Investments)

1,241	Horizon Global Corporation, Term Loan B	7.919%	6/30/21	B+	1,264,060

	Automobiles – 2.2% (1.4% of Total Investments)

4,588	Chrysler Group LLC, Tranche B, Term Loan	3.270%	12/31/18	BBB–	4,601,768
7,795	Formula One Group, Term Loan, First Lien	5.068%	7/30/21	B	7,853,920
2,000	Formula One Group, Term Loan, Second Lien	8.068%	7/29/22	CCC+	2,016,500
14,383	Total Automobiles				14,472,188

	Building Products – 0.9% (0.6% of Total Investments)

2,044	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	2,041,951
4,000	Quikrete Holdings, Inc., Initial Term Loan, First Lien	4.017%	11/15/23	BB–	4,054,284
6,044	Total Building Products				6,096,235

	Capital Markets – 0.4% (0.3% of Total Investments)

2,764	Citco III Limited, Term Loan B	4.250%	6/29/18	N/R	2,771,286

	Chemicals – 1.9% (1.2% of Total Investments)

993	Avantor Performance Materials, Incremental Term Loan B	6.000%	6/21/22	B1	1,009,777
2,706	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB–	2,713,650
588	Ineos US Finance LLC, Term Loan B, First Lien	4.250%	3/31/22	BB–	592,622
2,319	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB+	2,339,089
1,980	OM Group, Inc., Dollar Term Loan B, First Lien	7.000%	10/28/21	Ba3	1,982,475
3,463	Univar, Inc., Term Loan B	3.519%	7/01/22	BB–	3,461,692
12,049	Total Chemicals				12,099,305

	Commercial Services & Supplies – 3.9% (2.5% of Total Investments)

1,029	Acosta, Inc., Term Loan B	4.289%	9/26/21	B1	996,517
743	ADS Waste Holdings, Inc., Term Loan B, First Lien	3.500%	11/10/23	BB	751,582
824	Education Management LLC, Tranche A, Term Loan, (8)	5.509%	7/02/20	N/R	362,683
1,567	Education Management LLC, Tranche B, Term Loan, (8)	8.509%	7/02/20	N/R	148,874
1,500	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	5.000%	10/19/23	B2	1,513,125
4,521	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	4,344,216
500	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	436,667

34	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Commercial Services & Supplies (continued)

$1,489	KAR Auction Services, Inc., Term Loan B3, First Lien	4.500%	3/09/23	BB–	$1,509,211
3,491	Monitronics International, Inc., Term Loan B2, First Lien	6.500%	9/30/22	B2	3,544,712
6,789	Protection One, Inc., Term Loan, First Lien	4.250%	5/02/22	Ba2	6,875,057
1,108	Skillsoft Corporation, Initial Term Loan, First Lien	5.750%	4/28/21	B–	1,010,742
1,980	Universal Services of America, Term Loan, First Lien	4.763%	7/28/22	B+	1,992,375
1,750	Universal Services of America, Term Loan, Second Lien	9.539%	7/28/23	B–	1,785,000
27,291	Total Commercial Services & Supplies				25,270,761

	Communications Equipment – 2.0% (1.3% of Total Investments)

2,209	Avaya, Inc., DIP Term Loan, (WI/DD)	TBD	TBD	Baa3	2,278,773
6,724	Avaya, Inc., Term Loan B3	5.537%	10/26/17	D	5,629,444
1,060	Avaya, Inc., Term Loan B6	6.532%	3/31/18	D	889,627
2,313	Avaya, Inc., Term Loan B7, (DD1)	6.282%	5/29/20	D	1,943,299
2,274	Riverbed Technology, Inc., Term Loan B, First Lien	4.250%	4/24/22	B+	2,296,626
14,580	Total Communications Equipment				13,037,769

	Consumer Finance – 2.0% (1.3% of Total Investments)

2,332	First Data Corporation, New Dollar Term Loan	3.775%	7/08/22	BB	2,350,501
10,324	First Data Corporation, Term Loan, First Lien	3.775%	3/24/21	BB	10,392,406
12,656	Total Consumer Finance				12,742,907

	Containers & Packaging – 0.6% (0.4% of Total Investments)

1,714	Berry Plastics Holding Corporation, Term Loan I	3.287%	10/01/22	BB	1,728,906
2,357	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.000%	2/05/23	B+	2,367,896
4,071	Total Containers & Packaging				4,096,802

	Diversified Consumer Services – 2.9% (1.8% of Total Investments)

5,373	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	6/07/23	BB–	5,014,352
493	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	BB–	494,914
1,388	Harland Clarke Holdings Corporation, Term Loan B4	6.993%	8/04/19	BB–	1,390,969
7,768	Hilton Hotels Corporation, Series B2, Term Loan	3.271%	10/25/23	BBB–	7,856,936
571	Hilton Hotels Corporation, Term Loan B1	3.500%	10/26/20	BBB–	576,674
3,315	Houghton Mifflin, Term Loan B, First Lien, (DD1)	4.000%	5/28/21	B+	3,085,395
215	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B–	216,540
19,123	Total Diversified Consumer Services				18,635,780

	Diversified Financial Services – 1.9% (1.2% of Total Investments)

2,184	MGM Growth Properties, Term Loan B	3.528%	4/25/23	BB+	2,201,241
1,477	MJ Acquisition Corp., Term Loan, First Lien	4.001%	6/01/22	B+	1,486,407
8,375	WideOpenWest Finance LLC, New Term Loan B	4.500%	8/18/23	B1	8,447,043
12,036	Total Diversified Financial Services				12,134,691

	Diversified Telecommunication Services – 6.6% (4.3% of Total Investments)

1,496	DTI Holdings, Inc., Term Loan B, First Lien	6.250%	10/02/23	B	1,488,145
3,616	Frontier Communications Corporation, Term Loan A, Delayed Draw, First Lien	3.280%	3/31/21	BB	3,520,801
4,500	Greeneden U.S. Holdings II LLC, Term Loan B	5.000%	12/01/23	B2	4,557,186
10,066	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	B1	9,926,031
2,435	Level 3 Financing, Inc., Term Loan B2	3.513%	5/31/22	BBB–	2,457,082
3,667	Level 3 Financing, Inc., Term Loan, Tranche B3	4.000%	8/01/19	BBB–	3,696,458
721	Presidio, Inc., Term Loan, First Lien	4.500%	2/02/22	B1	728,594
4,000	Verizon Communications, Inc., Term Loan	2.021%	7/31/19	BBB+	4,004,168
759	Zayo Group LLC, Term Loan B2	3.500%	1/12/24	N/R	767,443
12,000	Ziggo B.V., Term Loan E	0.000%	4/25/25	BB–	12,041,256
43,260	Total Diversified Telecommunication Services				43,187,164

	Electric Utilities – 1.8% (1.1% of Total Investments)

954	EFS Cogen Holdings LLC, Term Loan B	4.500%	6/28/23	BB	965,127
6,500	Energy Future Intermediate Holding Company, DIP Term Loan	4.250%	6/30/17	BB	6,547,938
3,257	Vistra Operations Co., Term Loan B	3.500%	8/04/23	Ba2	3,273,429

NUVEEN	35

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Electric Utilities (continued)

$743	Vistra Operations Co., Term Loan C	3.500%	8/04/23	Ba2	$746,571
11,454	Total Electric Utilities				11,533,065

	Electronic Equipment, Instruments & Components – 1.2% (0.8% of Total Investments)

3,901	SMART Modular Technologies, Inc., Term Loan B	9.250%	8/26/17	B	3,296,311
2,637	TTM Technologies, Inc., New Term Loan	5.250%	5/31/21	BB–	2,665,258
1,867	Zebra Technologies Corporation Refinancing Term Loan B, First Lien	3.446%	10/27/21	BB+	1,885,413
8,405	Total Electronic Equipment, Instruments & Components				7,846,982

	Energy Equipment & Services – 0.9% (0.6% of Total Investments)

3,359	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.063%	3/31/21	Caa2	2,612,007
606	Dynamic Energy Services International LLC, Term Loan	11.000%	3/06/18	N/R	318,047
2,842	Seventy Seven Operating LLC, Term Loan B	3.778%	6/25/20	B	2,840,541
6,807	Total Energy Equipment & Services				5,770,595

	Equity Real Estate Investment Trusts – 3.0% (2.0% of Total Investments)

11,056	Communications Sales & Leasing, Inc., Term Loan B	4.500%	10/24/22	BB–	11,189,063
1,881	Realogy Group LLC, Term Loan B	3.026%	7/20/22	BB+	1,893,610
6,879	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien, (DD1)	4.750%	12/18/20	B	6,631,537
19,816	Total Equity Real Estate Investment Trusts				19,714,210

	Food & Staples Retailing – 6.3% (4.0% of Total Investments)

24,332	Albertson’s LLC, Term Loan B4	3.778%	8/25/21	BB	24,489,675
2,985	Albertson’s LLC, Term Loan B5	4.247%	12/21/22	BB	3,007,406
4,175	Albertson’s LLC, Term Loan B6	4.061%	6/22/23	BB	4,206,340
1,375	BJ’s Wholesale Club, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	B–	1,379,727
728	Del Monte Foods Company, Term Loan, First Lien	4.250%	2/18/21	B–	658,994
1,500	Rite Aid Corporation, Tranche 1, Term Loan, Second Lien	5.750%	8/21/20	BB–	1,508,204
2,975	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	BB–	2,988,634
1,500	Save–A–Lot, Term Loan B	7.000%	12/02/23	B	1,495,313
1,119	Supervalu, Inc., New Term Loan B	5.500%	3/21/19	BB–	1,127,778
40,689	Total Food & Staples Retailing				40,862,071

	Food Products – 4.0% (2.6% of Total Investments)

1,950	Hearthside Group Holdings LLC, Term Loan B	4.022%	6/21/21	B1	1,969,500
3,644	Jacobs Douwe Egberts, Term Loan B	3.500%	7/04/22	BB	3,668,937
2,968	Keurig Green Mountain, Inc., Term Loan B, First Lien	5.313%	3/03/23	BBB–	3,016,485
3,597	Pinnacle Foods Finance LLC, Term Loan B, (WI/DD)	TBD	TBD	BB+	3,608,635
10,318	US Foods, Inc., Term Loan B	3.778%	6/27/23	BB–	10,409,478
3,458	Wilton Products, Inc., Tranche B, Term Loan	8.500%	8/30/18	CCC+	3,394,652
25,935	Total Food Products				26,067,687

	Health Care Equipment & Supplies – 2.2% (1.4% of Total Investments)

2,077	Acelity, Term Loan B, (WI/DD)	TBD	TBD	B1	2,066,375
575	Ardent Medical Services, Inc., Term Loan B, First Lien	6.500%	8/04/21	B1	576,841
1,096	ConvaTec, Inc., Term Loan B	3.278%	10/25/23	BB	1,104,224
1,980	Greatbatch, Inc., Term Loan B	5.250%	10/27/22	B	1,994,108
4,665	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	4,490,368
2,553	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/09/19	B–	2,144,678
1,708	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	1,717,597
14,654	Total Health Care Equipment & Supplies				14,094,191

	Health Care Providers & Services – 5.0% (3.2% of Total Investments)

1,960	Acadia Healthcare, Inc., Term Loan B, First Lien	3.776%	2/11/22	Ba2	1,975,517
1,660	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB–	1,580,495
3,321	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB–	3,148,674
3,570	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	3.530%	6/24/21	BBB–	3,622,126
1,579	Envision Healthcare Corporation, Term Loan B, First Lien	4.000%	12/01/23	BB–	1,595,360

36	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Health Care Providers & Services (continued)

$986	HCA, Inc., Term Loan B6, First Lien	4.028%	3/17/23	BBB–	$996,843
1,920	Healogics, Inc., Term Loan, First Lien	5.250%	7/01/21	B	1,760,284
3,616	Heartland Dental Care, Inc., Term Loan, First Lien	5.500%	12/21/18	B1	3,626,224
2,000	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC	1,965,834
763	Kindred Healthcare, Inc., Term Loan B, First Lien	4.313%	4/09/21	BB–	765,686
3,737	Millennium Laboratories, Inc., Term Loan B, First Lien	7.500%	12/21/20	CCC+	1,887,054
1,392	MultiPlan, Inc., Term Loan B	5.000%	6/07/23	B+	1,413,136
2,346	National Mentor Holdings, Inc., Term Loan B	4.250%	1/31/21	B+	2,354,805
2,059	Quorum Health Corp., Term Loan B	6.750%	4/29/22	B1	2,041,950
1,480	Select Medical Corporation, Term Loan E, Tranche B, First Lien	6.025%	6/01/18	Ba2	1,491,765
1,439	Select Medical Corporation, Term Loan F, First Lien	6.011%	3/03/21	Ba2	1,453,996
1,100	Vizient, Inc., Term Loan B	5.000%	2/13/23	B+	1,115,397
34,928	Total Health Care Providers & Services				32,795,146

	Health Care Technology – 0.7% (0.4% of Total Investments)

4,412	Catalent Pharma Solutions, Inc., Term Loan B	3.750%	5/20/21	BB	4,458,595

	Hotels, Restaurants & Leisure – 5.2% (3.4% of Total Investments)

7,738	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	7,819,081
2,699	CCM Merger, Inc., Term Loan B	4.028%	8/09/21	BB–	2,718,977
3,652	CityCenter Holdings LLC, Term Loan	4.250%	10/16/20	BB	3,695,770
2,598	Intrawest Resorts Holdings, Inc., Term Loan B, Second Lien	4.500%	12/09/20	B+	2,626,311
2,216	Life Time Fitness, Inc., Term Loan B	4.000%	6/10/22	B1	2,222,830
3,880	Scientific Games Corporation, Term Loan	6.000%	10/18/20	Ba3	3,922,680
4,414	Scientific Games Corporation, Term Loan B2	6.022%	10/01/21	Ba3	4,462,945
3,231	Seaworld Parks and Entertainment, Inc., Term Loan B2	3.248%	5/14/20	BB–	3,199,196
3,479	Station Casino LLC, Term Loan B	3.270%	6/08/23	BB	3,463,028
33,907	Total Hotels, Restaurants & Leisure				34,130,818

	Household Products – 0.6% (0.4% of Total Investments)

1,753	Serta Simmons Holdings LLC, Term Loan, First Lien	4.500%	11/08/23	B1	1,753,612
1,995	Revlon Consumer Products Corporation, Term Loan B, First Lien	4.313%	9/07/23	Ba3	2,015,064
3,748	Total Household Products				3,768,676

	Independent Power & Renewable Electricity Producers – 0.7% (0.4% of Total Investments)

4,250	Dynegy, Inc., Term Loan B	4.250%	6/27/23	BB	4,296,487

	Industrial Conglomerates – 0.4% (0.2% of Total Investments)

2,256	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.771%	11/26/20	B	2,254,482

	Insurance – 2.1% (1.3% of Total Investments)

5,260	Alliant Holdings I LLC, Term Loan B	4.250%	8/14/22	B	5,298,949
2,475	AssuredPartners, Inc., Refinancing Term Loan, First Lien	5.250%	10/21/22	B+	2,512,204
5,811	Hub International Holdings, Inc., Initial Term Loan	4.000%	10/02/20	Ba3	5,834,284
13,546	Total Insurance				13,645,437

	Internet and Direct Marketing Retail – 1.3% (0.8% of Total Investments)

8,153	Travelport LLC, Term C Loan	4.250%	9/02/21	B+	8,241,023

	Internet Software & Services – 1.6% (1.0% of Total Investments)

2,000	Ancestry.com, Inc., Term Loan B, First Lien	5.250%	10/19/23	B1	2,023,438
1,000	Ancestry.com, Inc., Term Loan B, Second Lien	9.250%	10/19/24	CCC+	1,029,583
2,000	Rackspace Hosting, Inc., Term Loan B, First Lien	4.500%	11/03/23	BB+	2,023,906
605	Sabre Inc., Term Loan B2	4.500%	2/19/19	Ba2	609,079
290	Sabre Inc., Term Loan C	4.000%	2/19/18	Ba2	290,617
2,802	Sabre, Inc., Term Loan B	4.000%	2/19/19	Ba2	2,822,197
2,228	SkillSoft Corporation, Term Loan, Second Lien	9.250%	4/28/22	CCC	1,635,883
10,925	Total Internet Software & Services				10,434,703

NUVEEN	37

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	IT Services – 1.1% (0.7% of Total Investments)

$1,311	Conduent, Inc., Term Loan B	6.250%	12/07/23	BB+	$1,335,099
2,385	EIG Investors Corp., Term Loan, First Lien	6.480%	11/09/19	B+	2,390,911
1,341	Engility Corporation, Term Loan B2	5.750%	8/14/23	BB–	1,354,029
445	Mitchell International, Inc., Initial Term Loan B, First Lien	4.500%	10/13/20	B1	446,355
1,493	WEX, Inc., Term Loan B	4.278%	6/30/23	BB–	1,514,071
366	Zayo Group LLC, Term Loan B3, (WI/DD)	TBD	TBD	BB	369,510
7,341	Total IT Services				7,409,975

	Leisure Products – 1.6% (1.0% of Total Investments)

3,390	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	3,339,039
2,973	Academy, Ltd., Term Loan B, (DD1)	5.019%	7/01/22	B2	2,637,429
3,129	Equinox Holdings, Inc., New Initial Term Loan B	5.000%	1/31/20	B+	3,155,771
1,000	Four Seasons Holdings, Inc., Term Loan B	3.750%	11/30/23	BB	1,013,125
10,492	Total Leisure Products				10,145,364

	Life Sciences Tools & Services – 0.2% (0.1% of Total Investments)

1,000	Inventiv Health, Inc., Term Loan B	4.750%	11/09/23	B	1,008,661

	Machinery – 0.6% (0.4% of Total Investments)

1,536	Rexnord LLC. Term Loan B, First Lien	3.770%	8/21/23	BB–	1,547,608
2,394	Safway Group Holdings LLC, Initial Term Loan, First Lien	5.750%	8/21/23	B+	2,428,912
3,930	Total Machinery				3,976,520

	Marine – 0.2% (0.1% of Total Investments)

1,444	American Commercial Lines LLC, Term Loan B, First Lien	9.750%	11/12/20	B	1,382,391

	Media – 12.5% (8.1% of Total Investments)

2,094	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.248%	7/23/21	B1	2,095,765
1,791	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	1,758,241
1,743	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	Caa1	1,704,571
987	Affinion Group Holdings, Inc., Term Loan, First Lien	6.750%	4/30/18	B1	985,943
1,950	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B1	1,713,563
2,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	Caa1	1,380,000
7,424	Cequel Communications LLC, Term Loan B	3.778%	1/15/25	BB–	7,521,487
4,963	Charter Communications Operating Holdings LLC, Term Loan I, First Lien	3.026%	1/15/24	BBB–	4,986,424
3,788	Clear Channel Communications, Inc., Tranche D, Term Loan	7.528%	1/30/19	Caa1	3,184,381
2,718	Clear Channel Communications, Inc., Term Loan E	8.278%	7/30/19	Caa1	2,284,692
13,036	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B3	8,623,656
3,503	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.750%	6/17/20	BB–	3,529,579
2,015	Getty Images, Inc., Term Loan B, First Lien	4.750%	10/18/19	B3	1,743,808
890	Gray Television, Inc., Initial Term Loan	3.959%	6/13/21	BB	896,143
2,925	IMG Worldwide, Inc., First Lien	5.290%	5/06/21	B+	2,944,537
2,000	Lions Gate Entertainment Corporation, Term Loan B	3.766%	12/08/23	Ba2	2,017,500
1,692	LSC Communications, Term Loan	7.000%	9/30/22	Ba3	1,708,583
2,985	McGraw–Hill Education Holdings LLC, Term Loan B	5.000%	5/02/22	Ba3	2,871,731
337	Nexstar Broadcasting Group, Term Loan B, First Lien	3.767%	1/17/24	Ba3	341,251
3,663	Nexstar Broadcasting Group, Term Loan B, First Lien	3.767%	9/26/23	BB+	3,703,749
3,258	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.500%	8/14/20	B	3,266,281
17,297	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	17,356,077
2,000	Virgin Media Investment Holdings, Limited Term Loan I	3.517%	1/31/25	BB–	2,015,000
1,520	WMG Acquisition Corporation, Term Loan B, First Lien	3.750%	11/01/23	Ba3	1,529,425
447	Yell Group PLC, PIK Term Loan B2, First Lien	0.000%	9/07/65	N/R	895,003
487	Yell Group PLC, Term Loan A2, First Lien	8.000%	9/07/21	N/R	498,395
87,513	Total Media				81,555,785

	Metals & Mining – 1.0% (0.7% of Total Investments)

1,805	Fairmount Minerals, Ltd. Term Loan B2, First Lien	4.500%	9/05/19	B–	1,768,836
1,703	Fairmount Minerals, Ltd., Term Loan B1, First Lien	4.500%	9/05/19	B–	1,660,317

38	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Metals & Mining (continued)

$1,511	Fortescue Metals Group, Ltd., Term Loan B, First Lien	3.750%	6/30/19	BBB–	$1,521,681
1,674	Zekelman Industries, Term Loan B, (DD1)	6.000%	6/14/21	BB–	1,674,318
6,693	Total Metals & Mining				6,625,152

	Multiline Retail – 2.1% (1.4% of Total Investments)

3,464	99 Cents Only Stores Tranche B2, Term Loan	4.500%	1/11/19	CCC+	2,996,015
1,500	Bass Pro Group LLC, Sale Facility, Term Loan, First Lien	5.720%	5/15/18	B+	1,490,625
1,508	Bass Pro Group LLC, Term Loan B	5.970%	12/15/23	B+	1,468,706
1,943	Bass Pro Group LLC, Term Loan B, First Lien	4.016%	6/05/20	B+	1,920,386
2,978	Belk, Inc., Term Loan B, First Lien	5.760%	12/12/22	B	2,555,532
2,010	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BBB–	2,041,356
1,382	Hudson’s Bay Company, Term Loan B, First Lien	4.250%	9/30/22	BB	1,364,343
14,785	Total Multiline Retail				13,836,963

	Oil, Gas & Consumable Fuels – 4.5% (2.9% of Total Investments)

1,000	California Resources Corporation, Term Loan A, First Lien	3.439%	9/24/19	B1	980,000
662	Crestwood Holdings LLC, Term Loan B	9.000%	6/19/19	B3	660,454
286	Energy and Exploration Partners, Term Loan, Second Lien	5.000%	5/13/22	N/R	157,519
4,039	EP Energy LLC, Term Loan B	9.750%	6/30/21	B–	4,195,803
3,327	Fieldwood Energy LLC, Term Loan, First Lien	3.875%	10/01/18	B2	3,216,875
1,818	Fieldwood Energy LLC, Term Loan, First Lien	8.000%	8/31/20	B2	1,766,014
912	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	CCC–	722,702
1,474	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B–	1,333,610
5,297	Harvey Gulf International Marine, Inc., Term Loan B	5.470%	6/18/20	CCC+	4,370,145
8,958	Peabody Energy Corporation, Term Loan B, (WI/DD)	TBD	TBD	N/R	9,045,887
3,794	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	CCC+	2,800,224
59	Southcross Holdings Borrower L.P., Term Loan B, First Lien	3.500%	4/13/23	CCC+	48,545
31,626	Total Oil, Gas & Consumable Fuels				29,297,778

	Pharmaceuticals – 3.0% (1.9% of Total Investments)

2,227	Concordia Healthcare Corporation, Term Loan B, First Lien	5.250%	10/21/21	B2	1,755,023
5,500	Grifols, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB	5,538,957
3,900	Patheon, Inc., Term Loan B	4.250%	3/11/21	B	3,930,471
8,005	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	8/18/22	B1	8,069,547
235	Valeant Pharmaceuticals International, Inc., Series E1, Tranche B Term Loan	5.270%	8/05/20	BB–	235,390
19,867	Total Pharmaceuticals				19,529,388

	Professional Services – 0.2% (0.2% of Total Investments)

1,597	Ceridian Corporation, Term Loan B2	4.539%	9/15/20	Ba3	1,595,635

	Real Estate Management & Development – 1.1% (0.7% of Total Investments)

3,723	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	3,778,735
3,312	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	BB	3,336,576
7,035	Total Real Estate Management & Development				7,115,311

	Road & Rail – 0.3% (0.2% of Total Investments)

1,980	Quality Distribution, Term Loan, First Lien	5.750%	8/18/22	B2	1,955,250

	Semiconductors & Semiconductor Equipment – 2.3% (1.5% of Total Investments)

1,275	Cypress Semiconductor Corp, Term Loan B	6.500%	7/05/21	BB	1,303,688
1,741	Micron Technology, Inc., Term Loan B, First Lien	4.530%	4/26/22	Baa2	1,768,819
2,381	Microsemi Corporation, New Term Loan	3.019%	1/31/23	BB	2,318,602
2,862	NXP Semiconductor LLC, Term Loan D	3.278%	1/11/20	Baa2	2,878,910
2,260	NXP Semiconductor LLC, Term Loan F	3.240%	12/07/20	Baa2	2,274,095
4,239	On Semiconductor Corp., Term Loan B, First Lien	4.028%	3/31/23	Ba1	4,288,539
14,758	Total Semiconductors & Semiconductor Equipment				14,832,653

	Software – 11.1% (7.1% of Total Investments)

3,043	Blackboard, Inc., Term Loan B4	6.023%	6/30/21	B+	3,057,974

NUVEEN	39

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Software (continued)

$5,565	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B+	$5,558,789
1,554	Computer Sciences Government Services, Term Loan B, First Lien	3.435%	11/30/23	BB+	1,563,238
4,712	Compuware Corporation, Term Loan B2, First Lien	5.250%	12/15/21	B	4,726,992
1,358	Compuware Corporation, Term Loan, Second Lien	9.250%	12/15/22	CCC+	1,368,965
3,929	Ellucian, Term Loan B, First Lien	4.250%	9/30/22	B	3,939,227
4,612	Emdeon, Inc., Term Loan B2	3.750%	11/02/18	BB–	4,620,601
12,463	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	B1	12,455,493
1,728	Informatica Corp., Term Loan B	4.500%	8/05/22	B+	1,724,885
1,500	Kronos Incorporated, Term Loan B, First Lien	5.000%	11/01/23	B	1,517,301
2,768	Micro Focus International PLC, Term Loan B	4.789%	11/19/21	BB–	2,799,652
2,723	Micro Focus International PLC, Term Loan C	4.789%	11/20/19	BB–	2,751,669
6,224	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	6,258,459
2,296	MSC Software Corporation, Initial Term Loan, First Lien	5.000%	5/29/20	B1	2,302,188
2,000	RP Crown Parent LLC, Term Loan B, First Lien	4.500%	10/12/23	B1	2,012,322
1,998	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1	4.028%	7/08/22	BB+	2,022,337
192	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2	4.028%	7/08/22	BB+	194,077
7,778	Tibco Software, Inc., Term Loan B	5.500%	12/04/20	B1	7,858,341
2,993	Uber Technologies, Inc., Term Loan B, First Lien	5.000%	7/13/23	N/R	3,015,318
748	Vertafore, Inc., Term Loan, First Lien	4.250%	6/30/23	B	754,738
1,750	Vertiv Co., Term Loan B	6.029%	11/30/23	Ba3	1,774,325
71,934	Total Software				72,276,891

	Specialty Retail – 1.3% (0.9% of Total Investments)

2,238	Gardner Denver, Inc., Term Loan	4.558%	7/30/20	B	2,216,459
1,185	Jo-Ann Stores, Inc., Term Loan B	6.256%	10/20/23	B+	1,171,385
4,005	Petco Animal Supplies, Inc., Term Loan B1	4.250%	1/26/23	B1	3,956,422
1,282	Petsmart Inc., Term Loan B, First Lien	4.000%	3/11/22	BB–	1,272,470
8,710	Total Specialty Retail				8,616,736

	Technology Hardware, Storage & Peripherals – 5.7% (3.7% of Total Investments)

7,900	Dell International LLC, Term Loan A2, First Lien	3.030%	9/07/21	BBB–	7,908,461
4,500	Dell International LLC, Term Loan A3, First Lien	2.780%	12/31/18	BBB–	4,509,000
14,687	Dell International LLC, Term Loan B	4.030%	9/07/23	BBB–	14,831,495
1,750	Dell Software Group, Term Loan B	7.000%	10/31/22	B1	1,776,906
7,960	Western Digital, Inc., Term Loan B1	4.526%	4/29/23	BBB–	8,064,475
36,797	Total Technology Hardware, Storage & Peripherals				37,090,337

	Textiles, Apparel & Luxury Goods – 0.5% (0.3% of Total Investments)

1,071	G-III Apparel Group, Term Loan B	6.250%	12/01/22	BB	1,050,000
2,343	Gymboree Corporation, Term Loan	5.000%	2/23/18	Caa3	1,172,740
2,067	J Crew Group, Term Loan B, First Lien	4.000%	3/05/21	Caa1	1,160,742
5,481	Total Textiles, Apparel & Luxury Goods				3,383,482

	Trading Companies & Distributors – 2.5% (1.6% of Total Investments)

8,273	Avolon, Term Loan B2, (WI/DD)	TBD	TBD	BBB–	8,388,474
6,128	HD Supply, Inc., Term Loan B	3.748%	8/13/21	BB–	6,175,733
1,654	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.543%	6/09/21	B–	1,654,958
16,055	Total Trading Companies & Distributors				16,219,165

	Transportation Infrastructure – 0.4% (0.3% of Total Investments)

150	Ceva Group PLC, Canadian Term Loan	6.539%	3/19/21	B2	132,278
868	Ceva Group PLC, Dutch B.V., Term Loan	6.539%	3/19/21	B2	767,213
846	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B2	748,084
1,197	Ceva Group PLC, US Term Loan	6.539%	3/19/21	B2	1,058,225
3,061	Total Transportation Infrastructure				2,705,800

	Wireless Telecommunication Services – 4.1% (2.6% of Total Investments)

944	Asurion LLC, Term Loan B2	4.028%	7/08/20	B1	951,309
4,656	Asurion LLC, Term Loan B4	4.250%	8/04/22	B+	4,708,611
3,322	Asurion, LLC, Term Loan B5, First Lien	4.750%	11/03/23	B+	3,360,776

40	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Wireless Telecommunication Services (continued)

$182	Fairpoint Communications, Inc., Term Loan B	7.500%	2/14/19	B	$184,018
10,000	Sprint Corporation, Term Loan, First Lien, (WI/DD)	TBD	TBD	Ba2	10,000,000
2,327	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.039%	4/23/19	B	2,103,115
1,293	Syniverse Technologies, Inc., Tranche B, Term Loan	4.000%	4/23/19	B	1,168,342
4,000	UPC Financing Partnership, Term Loan, First Lien	3.767%	8/31/24	BB	4,019,284
26,724	Total Wireless Telecommunication Services				26,495,455
$822,248	Total Variable Rate Senior Loan Interests (cost $811,162,151)				802,732,682

Shares	Description (1)				Value

	COMMON STOCKS – 1.8% (1.1% of Total Investments)

	Banks – 0.4% (0.2% of Total Investments)

30,811	BLB Worldwide Holdings Inc., (5)				$2,418,664

	Diversified Consumer Services – 0.1% (0.1% of Total Investments)

78,490	Cengage Learning Holdings II LP, (5)				902,635
9,876,769	Education Management Corporation, (5), (6)				988
	Total Diversified Consumer Services				903,623

	Energy Equipment & Services – 0.6% (0.4% of Total Investments)

80,413	C&J Energy Services Inc., (5), (6)				3,457,758
2,712	Vantage Drill International, (5), (6)				344,424
	Total Energy Equipment & Services				3,802,182

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

113,515	Millennium Health LLC, (5)				113,515

	Hotels Restaurants & Leisure – 0.0% (0.0% of Total Investments)

2,670	Buffets Term Loan, (5)				—

	Media – 0.7% (0.4% of Total Investments)

824	Cumulus Media, Inc., (5)				822
698,702	Hibu PLC, (5), (7)				1
26,045	Metro-Goldwyn-Mayer, (5), (6)				2,484,042
57,088	Tribune Media Company				1,646,418
45,941	Tribune Media Company, (7)				—
14,272	tronc, Inc., (5)				189,247
	Total Media				4,320,530

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

136	Energy and Exploration Partners, Inc., (5), (6)				47,600
64	Southcross Holdings Borrower LP, (5)				20,000
	Total Oil, Gas & Consumable Fuels				67,600

	Software – 0.0% (0.0% of Total Investments)

743,286	Eagle Topco LP, (5), (7)				1
	Total Common Stocks (cost $18,621,912)				11,626,115

Shares	Description (1)	Coupon		Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0% (0.0% of Total Investments)

	Diversified Consumer Services – 0.0% (0.0% of Total Investments)

10,989	Education Management Corporation	7.500%		N/R	$110
	Total $25 Par (or similar) Retail Preferred (cost $26,686)				110

NUVEEN	41

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CONVERTIBLE BONDS – 0.1% (0.1% of Total Investments)

	Communications Equipment – 0.1% (0.1% of Total Investments)

$850	Nortel Networks Corp., (8)	1.750%	4/15/12	N/R	$825,562
$850	Total Convertible Bonds (cost $696,250)				825,562

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 12.0% (7.7% of Total Investments)

	Commercial Services & Supplies – 0.2% (0.1% of Total Investments)

$1,034	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	$1,041,755

	Communications Equipment – 0.2% (0.2% of Total Investments)

210	Avaya Inc., 144A	7.000%	4/01/19	D	173,775
5,150	Avaya Inc., 144A	10.500%	3/01/21	D	1,403,375
5,360	Total Communications Equipment				1,577,150

	Diversified Telecommunication Services – 1.0% (0.7% of Total Investments)

3,322	Inelsat Connect Finance SA, 144A	12.500%	4/01/22	CC	2,101,165
1,080	IntelSat Limited	6.750%	6/01/18	Ca	923,400
6,449	IntelSat Limited	7.750%	6/01/21	Ca	2,241,028
4,550	IntelSat Limited	8.125%	6/01/23	Ca	1,512,875
15,401	Total Diversified Telecommunication Services				6,778,468

	Equity Real Estate Investment Trusts – 0.2% (0.1% of Total Investments)

1,500	iStar Inc.	4.000%	11/01/17	B+	1,507,500

	Health Care Equipment & Supplies – 0.8% (0.5% of Total Investments)

1,000	Tenet Healthcare Corporation	6.750%	2/01/20	B–	992,500
4,000	Tenet Healthcare Corporation	6.000%	10/01/20	BB–	4,220,000
5,000	Total Health Care Equipment & Supplies				5,212,500

	Health Care Providers & Services – 0.2% (0.1% of Total Investments)

1,200	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	1,149,000

	Hotels, Restaurants & Leisure – 0.9% (0.6% of Total Investments)

5,500	Scientific Games International Inc.	10.000%	12/01/22	B–	5,635,410

	Media – 3.8% (2.4% of Total Investments)

1,000	CCO Holdings LLC Finance Corporation	5.750%	9/01/23	BB+	1,047,500
200	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	3.579%	7/23/20	BBB–	204,866
2,000	Dish DBS Corporation	5.875%	7/15/22	Ba3	2,079,000
2,500	Dish DBS Corporation	5.875%	11/15/24	Ba3	2,528,125
1,762	iHeartCommunications, Inc.	10.000%	1/15/18	CC	1,378,765
6,562	iHeartCommunications, Inc.	9.000%	12/15/19	Caa1	5,491,574
11,059	iHeartCommunications, Inc., PIK	14.000%	2/01/21	CC	4,147,283
10,350	iHeartCommunications, Inc.	9.000%	3/01/21	Caa1	7,736,624
35,433	Total Media				24,613,737

	Oil, Gas & Consumable Fuels – 1.2% (0.7% of Total Investments)

2,585	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	2,300,650
700	Denbury Resources Inc.	6.375%	8/15/21	CCC+	640,500
175	Denbury Resources Inc.	5.500%	5/01/22	CCC+	150,063
750	Everest Acquisition LLC Finance	9.375%	5/01/20	CCC+	763,125
3,000	FTS International Inc., 144A	8.350%	6/15/20	B	3,071,250
600	Gastar Exploration Inc.	8.625%	5/15/18	Caa3	591,000
7,810	Total Oil, Gas & Consumable Fuels				7,516,588

42	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Semiconductors & Semiconductor Equipment – 0.4% (0.3% of Total Investments)

$1,564	Advanced Micro Devices, Inc.	7.500%	8/15/22	CCC+	$1,718,445
930	Advanced Micro Devices, Inc.	7.000%	7/01/24	CCC+	962,550
2,494	Total Semiconductors & Semiconductor Equipment				2,680,995

	Software – 0.8% (0.5% of Total Investments)

3,580	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	3,454,700
1,500	Boxer Parent Company Inc./BMC Software, 144A, PIK	9.000%	10/15/19	CCC+	1,455,000
5,080	Total Software				4,909,700

	Wireless Telecommunication Services – 2.3% (1.5% of Total Investments)

1,000	Sprint Communications Inc.	7.000%	8/15/20	B+	1,070,000
7,750	Sprint Corporation	7.875%	9/15/23	B+	8,471,524
1,750	Sprint Corporation	7.125%	6/15/24	B+	1,846,250
3,750	T-Mobile USA Inc.	6.250%	4/01/21	BB	3,885,750
14,250	Total Wireless Telecommunication Services				15,273,524
$100,062	Total Corporate Bonds (cost $89,405,444)				77,896,327

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	ASSET-BACKED SECURITIES – 5.0% (3.2% of Total Investments)

$2,500	BlueMountain Collateralized Loan Obligations Limited 2012-1A, 144A	6.530%	7/20/23	BB	$2,499,913
1,200	Bristol Park CLO Limited, Series 2016-1A, 144A	8.134%	4/15/29	Ba3	1,219,852
500	Carlyle Global Market Strategies Collateralized Loan Obligations, Series 2013-2A, 144A	6.024%	4/18/25	BB	485,961
1,750	Carlyle Global Market Strategies, Collateralized Loan Obligations, Series 2013-3A, 144A	5.623%	7/15/25	BB	1,656,422
1,000	Finn Square Collateralized Loan Obligations Limited, Series 2012-1A, 144A	6.047%	12/24/23	BB	999,947
500	ING Investment Management, Collateralized Loan Obligation, 2013-1A D, 144A	6.023%	4/15/24	BB	479,365
2,700	LCM Limited Partnership, Collateralized Loan Obligation 2012A, 144A	6.775%	10/19/22	BB	2,713,624
6,000	LCM Limited Partnership, Collateralized Loan Obligation, 2015A, 144A	6.052%	2/25/17	BB–	5,920,787
2,750	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2015-16A, 144A	6.530%	4/20/26	Ba3	2,696,430
1,500	Madison Park Funding Limited, Series 2012-10A, 144A	8.650%	1/20/29	BB	1,537,772
500	North End CLO Limited, Loan Pool, 144A	5.623%	7/17/25	BB	452,484
750	Northwoods Capital Corporation, Collateralized Loan Obligations 2012-9A, 144A	6.124%	1/18/24	BB–	745,982
3,000	Octagon Investment Partners, Series 2015-1A, 144A	6.880%	10/20/26	Ba3	2,972,040
1,250	OZLM Funding Limited, Series 2012-2A, 144A	8.187%	10/30/27	BB	1,250,713
3,000	Race Point Collateralized Loan Obligation Series 2012-7A, 144A	6.038%	11/08/24	BB–	2,910,378
1,000	Race Point Collateralized Loan Obligation Limited 2011-5AR, 144A	6.963%	12/15/22	BBB+	999,925
3,000	Race Point Collateralized Loan Obligations, Series 2012-6A, 144A	6.804%	5/24/23	BB	3,000,023
$32,900	Total Asset-Backed Securities (cost $31,258,542)				32,541,618

Shares	Description (1), (9)				Value

	INVESTMENT COMPANIES – 1.8% (1.2% of Total Investments)

353,668	Eaton Vance Floating-Rate Income Trust Fund				$5,372,217
968,586	Eaton Vance Senior Income Trust				6,576,699
	Total Investment Companies (cost $11,981,509)				11,948,916
	Total Long-Term Investments (cost $963,152,494)				937,571,330

NUVEEN	43

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 11.3% (7.3% of Total Investments)

	REPURCHASE AGREEMENTS – 11.3% (7.3% of Total Investments)

$73,311	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/17, repurchase price $73,311,496, collateralized by $74,745,000 U.S. Treasury Notes, 2.250%, due 12/31/23, value $74,779,009	0.030%	2/01/17	$73,311,435
	Total Short-Term Investments (cost $73,311,435)			73,311,435
	Total Investments (cost $1,036,463,929) – 155.4%			1,010,882,765
	Borrowings – (39.8)% (10), (11)			(258,900,000)
	Term Preferred Shares, at Liquidation Preference – (13.9)% (12)			(90,200,000)
	Other Assets Less Liabilities – (1.7)% (13)			(11,374,494)
	Net Assets Applicable to Common Shares – 100%			$650,408,271

Investments in Derivatives as of January 31, 2017

Interest Rate Swaps

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)		Fixed Rate Payment Frequency	Termination Date		Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC	$10,200,000	Pay	1-Month USD-LIBOR-ICE	1.750	% (14)	Monthly	12/01/19	(15)	$(23,935)
Morgan Stanley Capital Services, LLC	25,000,000	Pay	1-Month USD-LIBOR-ICE	2.700	% (16)	Monthly	1/01/22	(17)	(38,277)
Morgan Stanley Capital Services, LLC	55,000,000	Pay	1-Month USD-LIBOR-ICE	4.000%		Monthly	1/01/27	(18)	300,851
	$90,200,000								$238,639

44	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(6)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(8)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(10)	Borrowings as a percentage of Total Investments is 25.6%.

(11)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(12)	Term Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 8.9%.

(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives is recognized as part of cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

(14)	Effective June 1, 2018, the fixed rate paid by the Fund will increase according to a predetermined scheduled as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every six months on specific dates through the swap contract’s termination date.

(15)	This interest rate swap has an optional early termination date beginning on December 1, 2017 and monthly thereafter through the termination date as specified in the swap contract.

(16)	Effective April 1, 2017, the fixed rate paid by the Fund will increase according to a predetermined scheduled as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every three months on specific dates through the swap contract’s termination date.

(17)	This interest rate swap has an optional early termination date beginning on January 1, 2019 and monthly thereafter through the termination date as specified in the swap contract.

(18)	This interest rate swap has an optional early termination date beginning on January 1, 2021 and monthly thereafter through the termination date as specified in the swap contract.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

PIK	All or a portion of this security is payment-in-kind.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange.

See accompanying notes to financial statements.

NUVEEN	45

JRO

Nuveen Floating Rate Income Opportunity Fund
Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 145.7% (93.2% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 126.3% (80.8% of Total Investments) (4)

	Aerospace & Defense – 2.5% (1.6% of Total Investments)

$3,049	B/E Aerospace, Inc., Term Loan B	3.943%	12/16/21	BB+	$3,067,672
4,504	Sequa Corporation, Term Loan B	5.250%	6/19/17	CCC–	4,320,953
746	Transdigm, Inc., Extend Term Loan F	3.778%	6/07/23	Ba2	745,504
3,358	Transdigm, Inc., Term Loan E, First Lien	3.851%	5/14/22	Ba2	3,352,493
11,657	Total Aerospace & Defense				11,486,622

	Air Freight & Logistics – 0.8% (0.5% of Total Investments)

1,163	Americold Realty Operating Partnership, Term Loan B	4.750%	12/01/22	BB	1,182,337
1,000	PAE Holding Corporation, Term Loan B	6.500%	10/20/22	B+	1,010,625
1,444	XPO Logistics, Inc., Refinanced Term Loan B2, First Lien	4.250%	11/01/21	Ba1	1,457,697
3,607	Total Air Freight & Logistics				3,650,659

	Airlines – 1.8% (1.1% of Total Investments)

3,660	American Airlines, Inc., Term Loan B	3.267%	12/14/23	BB+	3,682,417
2,418	American Airlines, Inc., Term Loan B, First Lien	3.276%	6/29/20	BB+	2,433,832
1,960	American Airlines, Inc., Term Loan B, First Lien	3.263%	10/08/21	BB+	1,973,475
8,038	Total Airlines				8,089,724

	Auto Components – 0.2% (0.1% of Total Investments)

993	Horizon Global Corporation, Term Loan B	7.919%	6/30/21	B+	1,011,248

	Automobiles – 2.6% (1.7% of Total Investments)

4,588	Chrysler Group LLC, Tranche B, Term Loan	3.270%	12/31/18	BBB–	4,601,768
5,568	Formula One Group, Term Loan, First Lien	5.068%	7/30/21	B	5,609,942
1,500	Formula One Group, Term Loan, Second Lien	8.068%	7/29/22	CCC+	1,512,375
11,656	Total Automobiles				11,724,085

	Building Products – 1.0% (0.6% of Total Investments)

1,460	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	1,458,536
3,000	Quikrete Holdings, Inc., Initial Term Loan, First Lien	4.017%	11/15/23	BB–	3,040,713
4,460	Total Building Products				4,499,249

	Capital Markets – 0.6% (0.4% of Total Investments)

2,764	Citco III Limited, Term Loan B	4.250%	6/29/18	N/R	2,771,286

	Chemicals – 1.3% (0.9% of Total Investments)

596	Avantor Performance Materials, Incremental Term Loan B	6.000%	6/21/22	B1	605,866
1,993	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB–	1,998,969
433	Ineos US Finance LLC, Term Loan B, First Lien	4.250%	3/31/22	BB–	436,546
1,521	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB+	1,534,647
1,485	OM Group, Inc., Dollar Term Loan B, First Lien	7.000%	10/28/21	Ba3	1,486,856
6,028	Total Chemicals				6,062,884

	Commercial Services & Supplies – 4.4% (2.8% of Total Investments)

686	Acosta, Inc., Term Loan B	4.289%	9/26/21	B1	664,345
745	ADS Waste Holdings, Inc., Term Loan B, First Lien	3.500%	11/10/23	BB	753,475
261	Education Management LLC, Tranche A, Term Loan, (8)	5.509%	7/02/20	N/R	114,731
496	Education Management LLC, Tranche B, Term Loan, (8)	8.509%	7/02/20	N/R	47,095
1,000	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	5.000%	10/19/23	B2	1,008,750
1,000	Fort Dearborn Holding Company, Inc., Term Loan, Second Lien	9.500%	10/07/24	CCC	1,022,500
3,165	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	3,040,952
333	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	291,111

46	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Commercial Services & Supplies (continued)

$1,241	KAR Auction Services, Inc., Term Loan B3, First Lien	4.500%	3/09/23	BB–	$1,257,676
2,993	Monitronics International, Inc., Term Loan B2, First Lien	6.500%	9/30/22	B2	3,038,324
4,648	Protection One, Inc., Term Loan, First Lien	4.250%	5/02/22	Ba2	4,708,172
831	Skillsoft Corporation, Initial Term Loan, First Lien	5.750%	4/28/21	B–	758,056
1,485	Universal Services of America, Term Loan, First Lien	4.763%	7/28/22	B+	1,494,281
1,750	Universal Services of America, Term Loan, Second Lien	9.539%	7/28/23	B–	1,785,000
20,634	Total Commercial Services & Supplies				19,984,468

	Communications Equipment – 2.2% (1.4% of Total Investments)

1,815	Avaya, Inc., DIP Term Loan, (WI/DD)	TBD	TBD	Baa3	1,871,720
5,418	Avaya, Inc., Term Loan B3	5.537%	10/26/17	D	4,536,050
1,060	Avaya, Inc., Term Loan B6	6.532%	3/31/18	D	889,627
1,815	Avaya, Inc., Term Loan B7, (DD1)	6.282%	5/29/20	D	1,525,239
1,299	Riverbed Technology, Inc., Term Loan B, First Lien	4.250%	4/24/22	B+	1,311,652
11,407	Total Communications Equipment				10,134,288

	Consumer Finance – 2.1% (1.4% of Total Investments)

1,866	First Data Corporation, New Dollar Term Loan	3.775%	7/08/22	BB	1,880,401
7,769	First Data Corporation, Term Loan, First Lien	3.775%	3/24/21	BB	7,820,247
9,635	Total Consumer Finance				9,700,648

	Containers & Packaging – 0.3% (0.2% of Total Investments)

1,286	Berry Plastics Holding Corporation, Term Loan I	3.287%	10/01/22	BB	1,296,679

	Diversified Consumer Services – 3.1% (2.0% of Total Investments)

4,591	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	6/07/23	BB–	4,284,485
352	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	BB–	353,510
1,388	Harland Clarke Holdings Corporation, Term Loan B4	6.993%	8/04/19	BB–	1,390,969
4,815	Hilton Hotels Corporation, Series B2, Term Loan	3.271%	10/25/23	BBB–	4,871,142
354	Hilton Hotels Corporation, Term Loan B1	3.500%	10/26/20	BBB–	357,526
2,763	Houghton Mifflin, Term Loan B, First Lien, (DD1)	4.000%	5/28/21	B+	2,571,163
154	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B–	155,433
14,417	Total Diversified Consumer Services				13,984,228

	Diversified Financial Services – 2.0% (1.3% of Total Investments)

1,489	MGM Growth Properties, Term Loan B	3.528%	4/25/23	BB+	1,500,846
1,477	MJ Acquisition Corp., Term Loan, First Lien	4.001%	6/01/22	B+	1,486,407
5,830	WideOpenWest Finance LLC, New Term Loan B	4.500%	8/18/23	B1	5,880,203
8,796	Total Diversified Financial Services				8,867,456

	Diversified Telecommunication Services – 7.0% (4.5% of Total Investments)

998	DTI Holdings, Inc., Term Loan B, First Lien	6.250%	10/02/23	B	992,097
2,844	Frontier Communications Corporation, Term Loan A, Delayed Draw, First Lien	3.280%	3/31/21	BB	2,769,642
3,000	Greeneden U.S. Holdings II LLC, Term Loan B	5.000%	12/01/23	B2	3,038,124
8,004	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	B1	7,892,330
761	Level 3 Financing, Inc., Term Loan B2	3.513%	5/31/22	BBB–	768,280
2,667	Level 3 Financing, Inc., Term Loan, Tranche B3	4.000%	8/01/19	BBB–	2,688,333
692	Presidio, Inc., Term Loan, First Lien	4.500%	2/02/22	B1	699,450
3,000	Verizon Communications, Inc., Term Loan	2.021%	7/31/19	BBB+	3,003,126
759	Zayo Group LLC, Term Loan B2	3.500%	1/12/24	N/R	767,443
9,000	Ziggo B.V., Term Loan E	0.000%	4/25/25	BB–	9,030,941
31,725	Total Diversified Telecommunication Services				31,649,766

	Electric Utilities – 1.8% (1.2% of Total Investments)

716	EFS Cogen Holdings LLC, Term Loan B	4.500%	6/28/23	BB	723,845
4,500	Energy Future Intermediate Holding Company, DIP Term Loan	4.250%	6/30/17	BB	4,533,188
2,443	Vistra Operations Co., Term Loan B	3.500%	8/04/23	Ba2	2,455,071

557	Vistra Operations Co., Term Loan C	3.500%	8/04/23	Ba2	559,929
8,216	Total Electric Utilities				8,272,033

NUVEEN	47

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Electronic Equipment, Instruments & Components – 1.4% (0.9% of Total Investments)

$2,242	SMART Modular Technologies, Inc., Term Loan B	9.250%	8/26/17	B	$1,894,891
1,884	TTM Technologies, Inc., New Term Loan	5.250%	5/31/21	BB–	1,903,756
2,496	Zebra Technologies Corporation Refinancing Term Loan B, First Lien	3.446%	10/27/21	BB+	2,520,618
6,622	Total Electronic Equipment, Instruments & Components				6,319,265

	Energy Equipment & Services – 1.0% (0.7% of Total Investments)

2,578	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.063%	3/31/21	Caa2	2,004,180
606	Dynamic Energy Services International LLC, Term Loan	11.000%	3/06/18	N/R	318,047
2,381	Seventy Seven Operating LLC, Term Loan B	3.778%	6/25/20	B	2,379,611
5,565	Total Energy Equipment & Services				4,701,838

	Equity Real Estate Investment Trusts – 3.0% (1.9% of Total Investments)

7,664	Communications Sales & Leasing, Inc., Term Loan B	4.500%	10/24/22	BB–	7,756,591
1,280	Realogy Group LLC, Term Loan B	3.026%	7/20/22	BB+	1,288,125
4,850	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien, (DD1)	4.750%	12/18/20	B	4,675,639
13,794	Total Equity Real Estate Investment Trusts				13,720,355

	Food & Staples Retailing – 5.6% (3.6% of Total Investments)

16,076	Albertson’s LLC, Term Loan B4	3.778%	8/25/21	BB	16,180,678
2,923	Albertson’s LLC, Term Loan B6	4.061%	6/22/23	BB	2,944,861
1,397	BJ’s Wholesale Club, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	B–	1,402,098
2,875	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	BB–	2,888,176
1,000	Save-A-Lot, Term Loan B	7.000%	12/02/23	B	996,875
945	Supervalu, Inc., New Term Loan B	5.500%	3/21/19	BB–	951,780
25,216	Total Food & Staples Retailing				25,364,468

	Food Products – 4.2% (2.7% of Total Investments)

1,463	Hearthside Group Holdings LLC, Term Loan B	4.022%	6/21/21	B1	1,477,125
3,123	Jacobs Douwe Egberts, Term Loan B	3.500%	7/04/22	BB	3,144,803
1,826	Keurig Green Mountain, Inc., Term Loan B, First Lien	5.313%	3/03/23	BBB–	1,856,298
942	Pinnacle Foods Finance LLC, Term Loan B, (WI/DD)	TBD	TBD	BB+	945,242
8,634	US Foods, Inc., Term Loan B	3.778%	6/27/23	BB–	8,711,350
2,882	Wilton Products, Inc., Tranche B, Term Loan	8.500%	8/30/18	CCC+	2,828,876
18,870	Total Food Products				18,963,694

	Health Care Equipment & Supplies – 2.4% (1.5% of Total Investments)

837	Acelity, Term Loan B, (WI/DD)	TBD	TBD	B1	832,387
877	ConvaTec, Inc., Term Loan B	3.278%	10/25/23	BB	883,379
1,485	Greatbatch, Inc., Term Loan B	5.250%	10/27/22	B	1,495,581
3,887	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	3,741,974
2,553	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/09/19	B–	2,144,678
1,708	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	1,717,597
11,347	Total Health Care Equipment & Supplies				10,815,596

	Health Care Providers & Services – 4.4% (2.8% of Total Investments)

1,328	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB–	1,264,396
2,657	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB–	2,518,939
1,500	Envision Healthcare Corporation, Term Loan B, First Lien	4.000%	12/01/23	BB–	1,515,782
1,152	Healogics, Inc., Term Loan, First Lien	5.250%	7/01/21	B	1,056,170
2,176	Heartland Dental Care, Inc., Term Loan, First Lien	5.500%	12/21/18	B1	2,181,623
1,500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC	1,474,376
545	Kindred Healthcare, Inc., Term Loan B, First Lien	4.313%	4/09/21	BB–	546,919
2,739	Millennium Laboratories, Inc., Term Loan B, First Lien	7.500%	12/21/20	CCC+	1,382,963
1,392	MultiPlan, Inc., Term Loan B	5.000%	6/07/23	B+	1,413,136
1,760	National Mentor Holdings, Inc., Term Loan B	4.250%	1/31/21	B+	1,766,104
1,566	Quorum Health Corp., Term Loan B	6.750%	4/29/22	B1	1,552,939
1,233	Select Medical Corporation, Term Loan E, Tranche B, First Lien	6.025%	6/01/18	Ba2	1,243,138
1,199	Select Medical Corporation, Term Loan F, First Lien	6.011%	3/03/21	Ba2	1,211,663
660	Vizient, Inc., Term Loan B	5.000%	2/13/23	B+	669,238
21,407	Total Health Care Providers & Services				19,797,386

48	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Health Care Technology – 0.6% (0.4% of Total Investments)

$1,820	Catalent Pharma Solutions, Inc., Term Loan B	3.750%	5/20/21	BB	$1,839,652
1,000	Press Ganey Holdings, Inc., Term Loan, Second Lien	8.250%	10/21/24	CCC+	1,021,250
2,820	Total Health Care Technology				2,860,902

	Hotels, Restaurants & Leisure – 5.1% (3.3% of Total Investments)

5,626	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	5,686,604
2,023	CCM Merger, Inc., Term Loan B	4.028%	8/09/21	BB–	2,037,886
2,557	CityCenter Holdings LLC, Term Loan	4.250%	10/16/20	BB	2,587,097
2,079	Intrawest Resorts Holdings, Inc., Term Loan B, Second Lien	4.500%	12/09/20	B+	2,101,049
1,724	Life Time Fitness, Inc., Term Loan B	4.000%	6/10/22	B1	1,728,868
2,910	Scientific Games Corporation, Term Loan	6.000%	10/18/20	Ba3	2,942,010
3,434	Scientific Games Corporation, Term Loan B2	6.022%	10/01/21	Ba3	3,472,008
2,609	Station Casino LLC, Term Loan B	3.270%	6/08/23	BB	2,597,271
22,962	Total Hotels, Restaurants & Leisure				23,152,793

	Household Products – 0.5% (0.3% of Total Investments)

637	Serta Simmons Holdings LLC, Term Loan, First Lien	4.500%	11/08/23	B1	637,677
1,496	Revlon Consumer Products Corporation, Term Loan B, First Lien	4.313%	9/07/23	Ba3	1,511,298
2,133	Total Household Products				2,148,975

	Independent Power & Renewable Electricity Producers – 0.8% (0.5% of Total Investments)

3,500	Dynegy, Inc., Term Loan B	4.250%	6/27/23	BB	3,538,283

	Industrial Conglomerates – 0.2% (0.1% of Total Investments)

880	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.771%	11/26/20	B	879,135

	Insurance – 2.0% (1.3% of Total Investments)

3,280	Alliant Holdings I LLC, Term Loan B	4.250%	8/14/22	B	3,304,851
1,485	AssuredPartners, Inc., Refinancing Term Loan, First Lien	5.250%	10/21/22	B+	1,507,323
4,358	Hub International Holdings, Inc., Initial Term Loan	4.000%	10/02/20	Ba3	4,375,713
9,123	Total Insurance				9,187,887

	Internet and Direct Marketing Retail – 1.1% (0.7% of Total Investments)

4,795	Travelport LLC, Term C Loan	4.250%	9/02/21	B+	4,846,232

	Internet Software & Services – 2.0% (1.3% of Total Investments)

1,500	Ancestry.com, Inc., Term Loan B, First Lien	5.250%	10/19/23	B1	1,517,579
750	Ancestry.com, Inc., Term Loan B, Second Lien	9.250%	10/19/24	CCC+	772,187
1,500	Rackspace Hosting, Inc., Term Loan B, First Lien	4.500%	11/03/23	BB+	1,517,930
605	Sabre Inc., Term Loan B2	4.500%	2/19/19	Ba2	609,079
290	Sabre Inc., Term Loan C	4.000%	2/19/18	Ba2	290,617
2,801	Sabre, Inc., Term Loan B	4.000%	2/19/19	Ba2	2,822,196
1,741	SkillSoft Corporation, Term Loan, Second Lien	9.250%	4/28/22	CCC	1,278,289
9,187	Total Internet Software & Services				8,807,877

	IT Services – 1.9% (1.2% of Total Investments)

983	Conduent, Inc., Term Loan B	6.250%	12/07/23	BB+	1,001,324
2,044	EIG Investors Corp., Term Loan, First Lien	6.480%	11/09/19	B+	2,048,800
1,118	Engility Corporation, Term Loan B2	5.750%	8/14/23	BB–	1,128,357
346	Mitchell International, Inc., Initial Term Loan B, First Lien	4.500%	10/13/20	B1	347,165
2,500	Optiv Security, Inc., Term Loan, Second Lien, (WI/DD)	TBD	TBD	CCC+	2,533,333
995	WEX, Inc., Term Loan B	4.278%	6/30/23	BB–	1,009,381
366	Zayo Group LLC, Term Loan B3, (WI/DD)	TBD	TBD	BB	369,510
8,352	Total IT Services				8,437,870

	Leisure Products – 1.9% (1.2% of Total Investments)

2,034	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	2,003,423
2,715	Academy, Ltd., Term Loan B, (DD1)	5.019%	7/01/22	B2	2,408,270
2,118	Equinox Holdings, Inc., New Initial Term Loan B	5.000%	1/31/20	B+	2,136,214
1,000	Four Seasons Holdings, Inc., Term Loan B	3.750%	11/30/23	BB	1,013,125

NUVEEN	49

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Leisure Products (continued)

$1,000	Zodiac Pool Solutions LLC, Term Loan, Second Lien	10.000%	12/20/24	CCC+	$993,750
8,867	Total Leisure Products				8,554,782

	Life Sciences Tools & Services – 0.2% (0.1% of Total Investments)

750	Inventiv Health, Inc., Term Loan B	4.750%	11/09/23	B	756,496

	Machinery – 0.6% (0.4% of Total Investments)

832	Rexnord LLC. Term Loan B, First Lien	3.770%	8/21/23	BB–	838,423
1,796	Safway Group Holdings LLC, Initial Term Loan, First Lien	5.750%	8/21/23	B+	1,821,684
2,628	Total Machinery				2,660,107

	Marine – 0.2% (0.1% of Total Investments)

963	American Commercial Lines LLC, Term Loan B, First Lien	9.750%	11/12/20	B	921,594

	Media – 12.9% (8.3% of Total Investments)

1,166	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.248%	7/23/21	B1	1,166,463
1,180	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	1,158,841
1,743	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	Caa1	1,704,571
987	Affinion Group Holdings, Inc., Term Loan, First Lien	6.750%	4/30/18	B1	985,943
3,413	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B1	2,998,734
1,500	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	Caa1	1,035,000
5,444	Cequel Communications LLC, Term Loan B	3.778%	1/15/25	BB–	5,515,757
3,970	Charter Communications Operating Holdings LLC, Term Loan I, First Lien	3.026%	1/15/24	BBB–	3,989,139
2,860	Clear Channel Communications, Inc., Tranche D, Term Loan	7.528%	1/30/19	Caa1	2,404,244
1,646	Clear Channel Communications, Inc., Term Loan E	8.278%	7/30/19	Caa1	1,383,641
9,266	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B3	6,129,435
2,336	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.750%	6/17/20	BB–	2,353,052
1,343	Getty Images, Inc., Term Loan B, First Lien	4.750%	10/18/19	B3	1,162,539
594	Gray Television, Inc., Initial Term Loan	3.959%	6/13/21	BB	597,429
1,950	IMG Worldwide, Inc., First Lien	5.290%	5/06/21	B+	1,963,025
1,500	Lions Gate Entertainment Corporation, Term Loan B	3.766%	12/08/23	Ba2	1,513,125
1,208	LSC Communications, Term Loan	7.000%	9/30/22	Ba3	1,220,417
4,478	McGraw-Hill Education Holdings LLC, Term Loan B	5.000%	5/02/22	Ba3	4,307,597
253	Nexstar Broadcasting Group, Term Loan B, First Lien	3.767%	1/17/24	Ba3	255,938
2,747	Nexstar Broadcasting Group, Term Loan B, First Lien	3.767%	9/26/23	BB+	2,777,812
2,172	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.500%	8/14/20	B	2,177,521
8,272	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	8,300,732
1,250	Virgin Media Investment Holdings, Limited Term Loan I	3.517%	1/31/25	BB–	1,259,375
1,120	WMG Acquisition Corporation, Term Loan B, First Lien	3.750%	11/01/23	Ba3	1,127,627
299	Yell Group PLC, PIK Term Loan B2, First Lien	0.000%	9/07/65	N/R	597,906
326	Yell Group PLC, Term Loan A2, First Lien	8.000%	9/07/21	N/R	332,953
63,023	Total Media				58,418,816

	Metals & Mining – 1.1% (0.7% of Total Investments)

1,354	Fairmount Minerals, Ltd. Term Loan B2, First Lien	4.500%	9/05/19	B–	1,326,627
1,277	Fairmount Minerals, Ltd., Term Loan B1, First Lien	4.500%	9/05/19	B–	1,245,238
905	Fortescue Metals Group, Ltd., Term Loan B, First Lien	3.750%	6/30/19	BBB–	911,359
1,395	Zekelman Industries, Term Loan B, (DD1)	6.000%	6/14/21	BB–	1,395,265
4,931	Total Metals & Mining				4,878,489

	Multiline Retail – 2.2% (1.4% of Total Investments)

2,293	99 Cents Only Stores Tranche B2, Term Loan	4.500%	1/11/19	CCC+	1,983,038
1,206	Bass Pro Group LLC, Term Loan B	5.970%	12/15/23	B+	1,174,965
1,511	Bass Pro Group LLC, Term Loan B, First Lien	4.016%	6/05/20	B+	1,493,634
1,985	Belk, Inc., Term Loan B, First Lien	5.760%	12/12/22	B	1,703,688
1,650	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BBB–	1,675,740
922	Hudson’s Bay Company, Term Loan B, First Lien	4.250%	9/30/22	BB	909,562
1,000	Zodiac Pool Solutions LLC, Term Loan, Second Lien	5.720%	5/15/18	B+	993,750
10,567	Total Multiline Retail				9,934,377

50	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Oil, Gas & Consumable Fuels – 4.9% (3.1% of Total Investments)

$667	California Resources Corporation, Term Loan A, First Lien	3.439%	9/24/19	B1	$653,333
670	Crestwood Holdings LLC, Term Loan B	9.000%	6/19/19	B3	669,213
229	Energy and Exploration Partners, Term Loan, Second Lien	5.000%	5/13/22	N/R	126,015
1,898	EP Energy LLC, Term Loan B	9.750%	6/30/21	B–	1,971,560
2,495	Fieldwood Energy LLC, Term Loan, First Lien	3.875%	10/01/18	B2	2,412,656
1,648	Fieldwood Energy LLC, Term Loan, First Lien	8.000%	8/31/20	B2	1,600,213
941	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	CCC–	745,673
2,109	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B–	1,908,844
3,408	Harvey Gulf International Marine, Inc., Term Loan B	5.470%	6/18/20	CCC+	2,812,011
6,864	Peabody Energy Corporation, Term Loan B, (WI/DD)	TBD	TBD	N/R	6,930,131
2,882	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	CCC+	2,127,024
42	Southcross Holdings Borrower L.P., Term Loan B, First Lien	3.500%	4/13/23	CCC+	34,675
23,853	Total Oil, Gas & Consumable Fuels				21,991,348

	Pharmaceuticals – 2.6% (1.7% of Total Investments)

1,336	Concordia Healthcare Corporation, Term Loan B, First Lien	5.250%	10/21/21	B2	1,053,014
4,000	Grifols, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB	4,028,332
2,925	Patheon, Inc., Term Loan B	4.250%	3/11/21	B	2,947,853
3,438	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	8/18/22	B1	3,467,245
126	Valeant Pharmaceuticals International, Inc., Series E1, Tranche B Term Loan	5.270%	8/05/20	BB–	126,537
11,825	Total Pharmaceuticals				11,622,981

	Professional Services – 0.1% (0.1% of Total Investments)

643	Ceridian Corporation, Term Loan B2	4.539%	9/15/20	Ba3	642,027

	Real Estate Management & Development – 0.9% (0.5% of Total Investments)

2,482	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	2,519,157
1,350	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	BB	1,360,280
3,832	Total Real Estate Management & Development				3,879,437

	Road & Rail – 0.3% (0.2% of Total Investments)

1,485	Quality Distribution, Term Loan, First Lien	5.750%	8/18/22	B2	1,466,438

	Semiconductors & Semiconductor Equipment – 2.3% (1.4% of Total Investments)

956	Cypress Semiconductor Corp, Term Loan B	6.500%	7/05/21	BB	977,766
1,244	Micron Technology, Inc., Term Loan B, First Lien	4.530%	4/26/22	Baa2	1,263,442
1,588	Microsemi Corporation, New Term Loan	3.019%	1/31/23	BB	1,545,735
1,908	NXP Semiconductor LLC, Term Loan D	3.278%	1/11/20	Baa2	1,919,273
1,463	NXP Semiconductor LLC, Term Loan F	3.240%	12/07/20	Baa2	1,471,473
2,993	On Semiconductor Corp., Term Loan B, First Lien	4.028%	3/31/23	Ba1	3,027,204
10,152	Total Semiconductors & Semiconductor Equipment				10,204,893

	Software – 12.3% (7.9% of Total Investments)

2,000	Ascend Learning LLC, Term Loan, Second Lien	9.500%	11/30/20	CCC+	2,010,000
3,429	Blackboard, Inc., Term Loan B4	6.023%	6/30/21	B+	3,446,462
4,161	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B+	4,157,517
933	Computer Sciences Government Services, Term Loan B, First Lien	3.435%	11/30/23	BB+	937,943
4,026	Compuware Corporation, Term Loan B2, First Lien	5.250%	12/15/21	B	4,038,711
976	Compuware Corporation, Term Loan, Second Lien	9.250%	12/15/22	CCC+	983,944
2,327	Ellucian, Term Loan B, First Lien	4.250%	9/30/22	B	2,332,751
2,862	Emdeon, Inc., Term Loan B2	3.750%	11/02/18	BB–	2,867,284
8,805	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	B1	8,799,388
1,234	Informatica Corp., Term Loan B	4.500%	8/05/22	B+	1,232,061
1,250	Kronos Incorporated, Term Loan B, First Lien	5.000%	11/01/23	B	1,264,418
1,211	Micro Focus International PLC, Term Loan B	4.789%	11/19/21	BB–	1,224,848
1,733	Micro Focus International PLC, Term Loan C	4.789%	11/20/19	BB–	1,751,062
4,548	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	4,573,489
1,535	MSC Software Corporation, Initial Term Loan, First Lien	5.000%	5/29/20	B1	1,538,596
750	MSC Software Corporation, Initial Term Loan, Second Lien	8.500%	5/31/21	CCC	750,938
1,500	RP Crown Parent LLC, Term Loan B, First Lien	4.500%	10/12/23	B1	1,509,242

NUVEEN	51

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Software (continued)

$1,712	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1	4.028%	7/08/22	BB+	$1,732,465
164	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2	4.028%	7/08/22	BB+	166,259
5,731	Tibco Software, Inc., Term Loan B	5.500%	12/04/20	B1	5,790,356
1,995	Uber Technologies, Inc., Term Loan B, First Lien	5.000%	7/13/23	N/R	2,010,212
1,122	Vertafore, Inc., Term Loan, First Lien	4.250%	6/30/23	B	1,132,107
1,250	Vertiv Co., Term Loan B	6.029%	11/30/23	Ba3	1,267,375
55,254	Total Software				55,517,428

	Specialty Retail – 1.3% (0.8% of Total Investments)

1,742	Gardner Denver, Inc., Term Loan	4.558%	7/30/20	B	1,725,111
691	Jo-Ann Stores, Inc., Term Loan B	6.256%	10/20/23	B+	683,308
2,288	Petco Animal Supplies, Inc., Term Loan B1	4.250%	1/26/23	B1	2,260,812
1,064	Petsmart Inc., Term Loan B, First Lien	4.000%	3/11/22	BB–	1,056,391
5,785	Total Specialty Retail				5,725,622

	Technology Hardware, Storage & Peripherals – 6.2% (3.9% of Total Investments)

1,000	Coinstar, Inc., Term Loan, Second Lien	9.750%	9/27/24	CCC+	1,012,500
5,678	Dell International LLC, Term Loan A2, First Lien	3.030%	9/07/21	BBB–	5,684,206
3,500	Dell International LLC, Term Loan A3, First Lien	2.780%	12/31/18	BBB–	3,507,000
10,608	Dell International LLC, Term Loan B	4.030%	9/07/23	BBB–	10,711,635
1,250	Dell Software Group, Term Loan B	7.000%	10/31/22	B1	1,269,219
5,572	Western Digital, Inc., Term Loan B1	4.526%	4/29/23	BBB–	5,645,133
27,608	Total Technology Hardware, Storage & Peripherals				27,829,693

	Textiles, Apparel & Luxury Goods – 0.6% (0.4% of Total Investments)

857	G-III Apparel Group, Term Loan B	6.250%	12/01/22	BB	840,000
1,757	Gymboree Corporation, Term Loan	5.000%	2/23/18	Caa3	879,555
1,542	J Crew Group, Term Loan B, First Lien	4.000%	3/05/21	Caa1	865,577
4,156	Total Textiles, Apparel & Luxury Goods				2,585,132

	Trading Companies & Distributors – 2.1% (1.3% of Total Investments)

5,909	Avolon, Term Loan B2, (WI/DD)	TBD	TBD	BBB–	5,991,478
2,104	HD Supply, Inc., Term Loan B	3.748%	8/13/21	BB–	2,120,026
1,241	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.543%	6/09/21	B–	1,241,218
9,254	Total Trading Companies & Distributors				9,352,722

	Transportation Infrastructure – 0.3% (0.2% of Total Investments)

84	Ceva Group PLC, Canadian Term Loan	6.539%	3/19/21	B2	74,237
487	Ceva Group PLC, Dutch B.V., Term Loan	6.539%	3/19/21	B2	430,576
475	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B2	419,840
672	Ceva Group PLC, US Term Loan	6.539%	3/19/21	B2	593,898
1,718	Total Transportation Infrastructure				1,518,551

	Wireless Telecommunication Services – 3.4% (2.2% of Total Investments)

429	Asurion LLC, Term Loan B2	4.028%	7/08/20	B1	432,413
2,116	Asurion LLC, Term Loan B4	4.250%	8/04/22	B+	2,140,278
1,510	Asurion, LLC, Term Loan B5, First Lien	4.750%	11/03/23	B+	1,527,626
118	Fairpoint Communications, Inc., Term Loan B	7.500%	2/14/19	B	119,611
7,000	Sprint Corporation, Term Loan, First Lien, (WI/DD)	TBD	TBD	Ba2	7,000,000
1,544	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.039%	4/23/19	B	1,395,525
858	Syniverse Technologies, Inc., Tranche B, Term Loan	4.000%	4/23/19	B	775,255
2,000	UPC Financing Partnership, Term Loan, First Lien	3.767%	8/31/24	BB	2,009,642
15,575	Total Wireless Telecommunication Services				15,400,350
584,761	Total Variable Rate Senior Loan Interests (cost $575,333,106)				570,589,162

52	NUVEEN

Shares	Description (1)				Value

	COMMON STOCKS – 2.2% (1.4% of Total Investments)

	Banks – 0.5% (0.4% of Total Investments)

30,811	BLB Worldwide Holdings Inc., (5)				$2,418,664

	Diversified Consumer Services – 0.2% (0.1% of Total Investments)

71,949	Cengage Learning Holdings II LP, (5)				827,414
3,124,035	Education Management Corporation, (5), (6)				312
	Total Diversified Consumer Services				827,726

	Energy Equipment & Services – 0.7% (0.4% of Total Investments)

60,418	C&J Energy Services Inc., (5), (6)				2,597,974
2,534	Vantage Drill International, (5), (6)				321,818
	Total Energy Equipment & Services				2,919,792

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

83,191	Millennium Health LLC, (5)				83,191

	Media – 0.8% (0.5% of Total Investments)

719	Cumulus Media, Inc., (5)				718
466,768	Hibu PLC, (5), (7)				—
23,363	Metro–Goldwyn-Mayer, (5), (6)				2,228,245
44,843	Tribune Media Company				1,293,272
36,087	Tribune Media Company, (7)				—
11,210	tronc, Inc., (5)				148,645
	Total Media				3,670,880

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

109	Energy and Exploration Partners, Inc., (5), (6)				38,150
46	Southcross Holdings Borrower LP, (5)				14,375
	Total Oil, Gas & Consumable Fuels				52,525

	Software – 0.0% (0.0% of Total Investments)

496,552	Eagle Topco LP, (5), (7)				1
	Total Common Stocks (cost $14,868,295)				9,972,779

Shares	Description (1)	Coupon		Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0% (0.0% of Total Investments)

	Diversified Consumer Services – 0.0% (0.0% of Total Investments)

3,476	Education Management Corporation, (6)	7.500%		N/R	$34
	Total $25 Par (or similar) Retail Preferred (cost $8,437)				34

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CONVERTIBLE BONDS – 0.1% (0.1% of Total Investments)

	Communications Equipment – 0.1% (0.1% of Total Investments)
$550	Nortel Networks Corp., (8)	1.750%	4/15/12	N/R	$534,187
$550	Total Convertible Bonds (cost $440,000)				534,187

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 12.7% (8.1% of Total Investments)

	Commercial Services & Supplies – 0.3% (0.2% of Total Investments)

$1,233	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	$1,242,248

NUVEEN	53

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Communications Equipment – 0.3% (0.2% of Total Investments)

$155	Avaya Inc., 144A	7.000%	4/01/19	D	$128,263
3,830	Avaya Inc., 144A	10.500%	3/01/21	D	1,043,674
3,985	Total Communications Equipment				1,171,937

	Diversified Telecommunication Services – 1.2% (0.8% of Total Investments)

2,462	Inelsat Connect Finance SA, 144A	12.500%	4/01/22	CC	1,557,215
1,005	IntelSat Limited	6.750%	6/01/18	Ca	859,275
4,622	IntelSat Limited	7.750%	6/01/21	Ca	1,606,144
4,100	IntelSat Limited	8.125%	6/01/23	Ca	1,363,250
12,189	Total Diversified Telecommunication Services				5,385,884

	Equity Real Estate Investment Trusts – 0.3% (0.2% of Total Investments)

1,250	iStar Inc.	4.000%	11/01/17	B+	1,256,250

	Health Care Equipment & Supplies – 0.7% (0.4% of Total Investments)

3,000	Tenet Healthcare Corporation	6.000%	10/01/20	BB–	3,165,000

	Health Care Providers & Services – 0.2% (0.1% of Total Investments)

900	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	861,750

	Hotels, Restaurants & Leisure – 0.9% (0.6% of Total Investments)

4,200	Scientific Games International Inc.	10.000%	12/01/22	B–	4,303,404

	Media – 4.0% (2.5% of Total Investments)

150	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	3.579%	7/23/20	BBB–	153,649
1,000	Dish DBS Corporation	5.875%	11/15/24	Ba3	1,011,250
1,714	iHeartCommunications, Inc.	10.000%	1/15/18	CC	1,341,205
6,412	iHeartCommunications, Inc.	9.000%	12/15/19	Caa1	5,366,042
11,043	iHeartCommunications, Inc., PIK	14.000%	2/01/21	CC	4,141,080
7,850	iHeartCommunications, Inc.	9.000%	3/01/21	Caa1	5,867,875
28,169	Total Media				17,881,101

	Oil, Gas & Consumable Fuels – 1.3% (0.8% of Total Investments)

2,000	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	1,780,000
500	Denbury Resources Inc.	6.375%	8/15/21	CCC+	457,500
125	Denbury Resources Inc.	5.500%	5/01/22	CCC+	107,188
600	Everest Acquisition LLC Finance	9.375%	5/01/20	CCC+	610,500
2,400	FTS International Inc., 144A	8.350%	6/15/20	B	2,457,000
450	Gastar Exploration Inc.	8.625%	5/15/18	Caa3	443,250
6,075	Total Oil, Gas & Consumable Fuels				5,855,438

	Semiconductors & Semiconductor Equipment – 0.3% (0.2% of Total Investments)

1,394	Advanced Micro Devices, Inc.	7.500%	8/15/22	CCC+	1,531,658

	Software – 0.8% (0.5% of Total Investments)

2,620	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	2,528,300
1,100	Boxer Parent Company Inc./BMC Software, 144A, PIK	9.000%	10/15/19	CCC+	1,067,000
3,720	Total Software				3,595,300

	Wireless Telecommunication Services – 2.4% (1.6% of Total Investments)

700	Sprint Communications Inc.	7.000%	8/15/20	B+	749,000
6,000	Sprint Corporation	7.875%	9/15/23	B+	6,558,600
500	Sprint Corporation	7.125%	6/15/24	B+	527,500
2,750	T-Mobile USA Inc.	6.250%	4/01/21	BB	2,849,550
175	T-Mobile USA Inc.	6.731%	4/28/22	BB	182,000
175	T-Mobile USA Inc.	6.836%	4/28/23	BB	186,813
10,300	Total Wireless Telecommunication Services				11,053,463
76,415	Total Corporate Bonds (cost $68,229,356)				57,303,433

54	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	ASSET-BACKED SECURITIES- 4.4% (2.8% of Total Investments)

$2,500	BlueMountain Collateralized Loan Obligations Limited 2012-1A, 144A	6.530%	7/20/23	BB	$2,499,913
675	Bristol Park CLO Limited, Series 2016-1A, 144A	8.134%	4/15/29	Ba3	686,167
1,250	Carlyle Global Market Strategies, Collateralized Loan Obligations, Series 2013-3A, 144A	5.623%	7/15/25	BB	1,183,159
250	ING Investment Management, Collateralized Loan Obligation, 2013-1A D, 144A	6.023%	4/15/24	BB	239,682
1,800	LCM Limited Partnership, Collateralized Loan Obligation 2012A, 144A	6.775%	10/19/22	BB	1,809,083
4,000	LCM Limited Partnership, Collateralized Loan Obligation, 2015A, 144A	6.052%	2/25/17	BB–	3,947,192
1,250	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2015-16A, 144A	6.530%	4/20/26	Ba3	1,225,650
500	North End CLO Limited, Loan Pool, 144A	5.623%	7/17/25	BB	452,484
2,000	Octagon Investment Partners, Series 2015-1A, 144A	6.880%	10/20/26	Ba3	1,981,360
750	OZLM Funding Limited, Series 2012-2A, 144A	8.187%	10/30/27	BB	750,428
2,000	Race Point Collateralized Loan Obligation Series 2012-7A, 144A	6.038%	11/08/24	BB–	1,940,252
1,000	Race Point Collateralized Loan Obligation Limited 2011-5AR, 144A	6.963%	12/15/22	BBB+	999,925
2,000	Race Point Collateralized Loan Obligations, Series 2012-6A, 144A	6.804%	5/24/23	BB	2,000,016
$19,975	Total Asset-Backed Securities (cost $18,973,509)				19,715,311
	Total Long-Term Investments (cost $677,852,703)				658,114,906

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 10.6% (6.8% of Total Investments)

	REPURCHASE AGREEMENTS – 10.6% (6.8% of Total Investments)

$47,667	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/17, repurchase price $47,667,147, collateralized by $47,870,000 U.S. Treasury Notes, 2.250%, due 7/31/21, value $48,621,703	0.030%	2/01/17		$47,667,107
	Total Short-Term Investments (cost $47,667,107)				47,667,107
	Total Investments (cost $725,519,810) – 156.3%				705,782,013
	Borrowings – (39.6)% (9), (10)				(178,800,000)
	Term Preferred Shares, at Liquidation Preference – (13.9)% (11)				(63,000,000)
	Other Assets Less Liabilities – (2.8)% (12)				(12,320,750)
	Net Assets Applicable to Common Shares – 100%				$451,661,263

Investments in Derivatives as of January 31, 2017

Interest Rate Swaps

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)		Fixed Rate Payment Frequency	Termination Date		Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC	$8,000,000	Pay	1-Month USD-LIBOR-ICE	2.250	% (13)	Monthly	12/01/23	(14)	$(52,106)
Morgan Stanley Capital Services, LLC	10,000,000	Pay	1-Month USD-LIBOR-ICE	2.500	(15)	Monthly	1/01/22	(16)	27,861
Morgan Stanley Capital Services, LLC	45,000,000	Pay	1-Month USD-LIBOR-ICE	4.000		Monthly	1/01/27	(17)	246,151
	$63,000,000								$221,906

NUVEEN	55

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	January 31, 2017 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(6)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(8)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(9)	Borrowings as a percentage of Total Investments is 25.3%.

(10)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(11)	Term Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 8.9%.

(12)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives is recognized as part of cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

(13)	Effective December 1, 2018, the fixed rate paid by the Fund will increase according to a predetermined scheduled as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every two years on specific dates through the swap contract’s termination date.

(14)	This interest rate swap has an optional early termination date beginning on December 1, 2018 and monthly thereafter through the termination date as specified in the swap contract.

(15)	Effective January 1, 2020, the fixed rate paid by the Fund will increase according to a predetermined scheduled as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every twelve months on specific dates through the swap contract’s termination date.

(16)	This interest rate swap has an optional early termination date beginning on January 1, 2019 and monthly thereafter through the termination date as specified in the swap contract.

(17)	This interest rate swap has an optional early termination date beginning on January 1, 2021 and monthly thereafter through the termination date as specified in the swap contract.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

PIK	All or a portion of this security is payment-in-kind.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange.

See accompanying notes to financial statements.

56	NUVEEN

JSD

Nuveen Short Duration Credit Opportunities Fund
Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 147.4% (94.1% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 132.3% (84.5% of Total Investments) (4)

	Aerospace & Defense – 3.1% (2.0% of Total Investments)

$1,829	B/E Aerospace, Inc., Term Loan B	3.943%	12/16/21	BB+	$1,840,603
2,355	Sequa Corporation, Term Loan B	5.250%	6/19/17	CCC–	2,257,931
1,684	Transdigm, Inc., Extend Term Loan F	3.778%	6/07/23	Ba2	1,682,222
5,868	Total Aerospace & Defense				5,780,756

	Air Freight & Logistics – 1.2% (0.8% of Total Investments)

775	Americold Realty Operating Partnership, Term Loan B	4.750%	12/01/22	BB	788,224
750	PAE Holding Corporation, Term Loan B	6.500%	10/20/22	B+	757,969
722	XPO Logistics, Inc., Refinanced Term Loan B2, First Lien	4.250%	11/01/21	Ba1	728,849
2,247	Total Air Freight & Logistics				2,275,042

	Airlines – 2.3% (1.5% of Total Investments)

1,467	American Airlines, Inc., Term Loan B	3.267%	12/14/23	BB+	1,476,463
970	American Airlines, Inc., Term Loan B, First Lien	3.276%	6/29/20	BB+	976,484
1,715	American Airlines, Inc., Term Loan B, First Lien	3.263%	10/08/21	BB+	1,726,791
4,152	Total Airlines				4,179,738

	Automobiles – 1.9% (1.2% of Total Investments)

2,784	Formula One Group, Term Loan, First Lien	5.068%	7/30/21	B	2,804,972
750	Formula One Group, Term Loan, Second Lien	8.068%	7/29/22	CCC+	756,188
3,534	Total Automobiles				3,561,160

	Building Products – 1.0% (0.7% of Total Investments)

876	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	875,122
1,000	Quikrete Holdings, Inc., Initial Term Loan, First Lien	4.017%	11/15/23	BB-	1,013,571
1,876	Total Building Products				1,888,693

	Chemicals – 2.0% (1.3% of Total Investments)

397	Avantor Performance Materials, Incremental Term Loan B	6.000%	6/21/22	B1	403,911
950	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB–	952,908
206	Ineos US Finance LLC, Term Loan B, First Lien	4.250%	3/31/22	BB–	208,101
399	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB+	402,221
743	OM Group, Inc., Dollar Term Loan B, First Lien	7.000%	10/28/21	Ba3	743,428
988	Univar, Inc., Term Loan B	3.519%	7/01/22	BB–	987,088
3,683	Total Chemicals				3,697,657

	Commercial Services & Supplies – 4.3% (2.8% of Total Investments)

343	Acosta, Inc., Term Loan B	4.289%	9/26/21	B1	332,172
500	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	5.000%	10/19/23	B2	504,375
1,809	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	1,737,687
167	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	145,556
993	KAR Auction Services, Inc., Term Loan B3, First Lien	4.500%	3/09/23	BB–	1,006,141
1,496	Monitronics International, Inc., Term Loan B2, First Lien	6.500%	9/30/22	B2	1,519,162
1,197	Protection One, Inc., Term Loan, First Lien	4.250%	5/02/22	Ba2	1,212,243
554	Skillsoft Corporation, Initial Term Loan, First Lien	5.750%	4/28/21	B–	505,371
990	Universal Services of America, Term Loan, First Lien	4.763%	7/28/22	B+	996,188
8,049	Total Commercial Services & Supplies				7,958,895

	Communications Equipment – 3.0% (1.9% of Total Investments)

721	Avaya, Inc., DIP Term Loan, (WI/DD)	TBD	TBD	Baa3	743,725
2,025	Avaya, Inc., Term Loan B3	5.537%	10/26/17	D	1,694,222
326	Avaya, Inc., Term Loan B6	6.532%	3/31/18	D	273,424

NUVEEN	57

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Communications Equipment (continued)

$946	Avaya, Inc., Term Loan B7, (DD1)	6.282%	5/29/20	D	$794,755
1,070	CommScope, Inc., Tranche 5, Term Loan B, First Lien	3.278%	12/29/22	BB+	1,082,273
975	Riverbed Technology, Inc., Term Loan B, First Lien	4.250%	4/24/22	B+	984,974
6,063	Total Communications Equipment				5,573,373

	Consumer Finance – 2.9% (1.9% of Total Investments)

5,363	First Data Corporation, Term Loan, First Lien	3.775%	3/24/21	BB	5,398,655

	Containers & Packaging – 1.0% (0.6% of Total Investments)

857	Berry Plastics Holding Corporation, Term Loan I	3.287%	10/01/22	BB	864,453
913	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.000%	2/05/23	B+	917,181
1,770	Total Containers & Packaging				1,781,634

	Diversified Consumer Services – 1.2% (0.8% of Total Investments)

1,688	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	6/07/23	BB–	1,575,621
376	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	BB–	377,735
250	Houghton Mifflin, Term Loan B, First Lien, (WI/DD)	TBD	TBD	B+	232,656
93	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B–	93,149
2,407	Total Diversified Consumer Services				2,279,161

	Diversified Financial Services – 1.2% (0.8% of Total Investments)

2,264	WideOpenWest Finance LLC, New Term Loan B	4.500%	8/18/23	B1	2,283,534

	Diversified Telecommunication Services – 5.2% (3.3% of Total Investments)

499	DTI Holdings, Inc., Term Loan B, First Lien	6.250%	10/02/23	B	496,048
1,832	Frontier Communications Corporation, Term Loan A, Delayed Draw, First Lien	3.280%	3/31/21	BB	1,783,832
2,000	Greeneden U.S. Holdings II LLC, Term Loan B	5.000%	12/01/23	B2	2,025,416
3,294	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	B1	3,248,007
2,000	Ziggo B.V., Term Loan E	0.000%	4/25/25	BB–	2,006,876
9,625	Total Diversified Telecommunication Services				9,560,179

	Electric Utilities – 3.8% (2.4% of Total Investments)

477	EFS Cogen Holdings LLC, Term Loan B	4.500%	6/28/23	BB	482,564
4,500	Energy Future Intermediate Holding Company, DIP Term Loan	4.250%	6/30/17	BB	4,533,188
1,629	Vistra Operations Co., Term Loan B	3.500%	8/04/23	Ba2	1,636,714
371	Vistra Operations Co., Term Loan C	3.500%	8/04/23	Ba2	373,286
6,977	Total Electric Utilities				7,025,752

	Electronic Equipment, Instruments & Components – 1.1% (0.7% of Total Investments)

1,024	SMART Modular Technologies, Inc., Term Loan B	9.250%	8/26/17	B	865,200
1,130	TTM Technologies, Inc., New Term Loan	5.250%	5/31/21	BB–	1,142,253
2,154	Total Electronic Equipment, Instruments & Components				2,007,453

	Energy Equipment & Services – 1.3% (0.8% of Total Investments)

1,160	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.063%	3/31/21	Caa2	901,658
1,399	Seventy Seven Operating LLC, Term Loan B	3.778%	6/25/20	B	1,398,248
2,559	Total Energy Equipment & Services				2,299,906

	Equity Real Estate Investment Trusts – 3.7% (2.4% of Total Investments)

4,122	Communications Sales & Leasing, Inc., Term Loan B	4.500%	10/24/22	BB–	4,170,936
2,776	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien, (DD1)	4.750%	12/18/20	B	2,675,944
6,898	Total Equity Real Estate Investment Trusts				6,846,880

	Food & Staples Retailing – 7.2% (4.6% of Total Investments)

7,821	Albertson’s LLC, Term Loan B4	3.778%	8/25/21	BB	7,871,682
2,087	Albertson’s LLC, Term Loan B6	4.061%	6/22/23	BB	2,103,170
209	BJ’s Wholesale Club, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	B–	210,113

58	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Food & Staples Retailing (continued)

$970	Del Monte Foods Company, Term Loan, First Lien	4.250%	2/18/21	B–	$878,658
1,125	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	BB–	1,130,156
750	Save-A-Lot, Term Loan B	7.000%	12/02/23	B	747,656
349	Supervalu, Inc., New Term Loan B	5.500%	3/21/19	BB–	351,995
13,311	Total Food & Staples Retailing				13,293,430

	Food Products – 3.0% (1.9% of Total Investments)

1,562	Jacobs Douwe Egberts, Term Loan B	3.500%	7/04/22	BB	1,572,401
913	Keurig Green Mountain, Inc., Term Loan B, First Lien	5.313%	3/03/23	BBB–	928,149
2,066	US Foods, Inc., Term Loan B	3.778%	6/27/23	BB–	2,084,481
865	Wilton Products, Inc., Tranche B, Term Loan	8.500%	8/30/18	CCC+	848,663
5,406	Total Food Products				5,433,694

	Health Care Equipment & Supplies – 3.9% (2.5% of Total Investments)

708	Acelity, Term Loan B, (WI/DD)	TBD	TBD	B1	704,126
389	Ardent Medical Services, Inc., Term Loan B, First Lien	6.500%	8/04/21	B1	390,417
785	ConvaTec, Inc., Term Loan B	3.278%	10/25/23	BB	790,708
990	Greatbatch, Inc., Term Loan B	5.250%	10/27/22	B	997,054
2,722	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	2,619,382
973	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/09/19	B–	817,020
854	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	858,799
7,421	Total Health Care Equipment & Supplies				7,177,506

	Health Care Providers & Services – 6.3% (4.0% of Total Investments)

42	Community Health Systems, Inc., Term Loan F	4.180%	12/31/18	BB–	41,815
542	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB–	516,549
1,085	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB–	1,029,073
1,500	Envision Healthcare Corportation, Term Loan B, First Lien	4.000%	12/01/23	BB–	1,515,782
1,695	Heartland Dental Care, Inc., Term Loan, First Lien	5.500%	12/21/18	B1	1,700,089
500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC	491,459
1,095	IASIS Healthcare LLC, Term Loan B2, First Lien	4.500%	5/03/18	Ba3	1,092,189
436	Kindred Healthcare, Inc., Term Loan B, First Lien	4.313%	4/09/21	BB–	437,535
665	Millennium Laboratories, Inc., Term Loan B, First Lien	7.500%	12/21/20	CCC+	336,060
696	MultiPlan, Inc., Term Loan B	5.000%	6/07/23	B+	706,568
587	National Mentor Holdings, Inc., Term Loan B	4.250%	1/31/21	B+	588,701
906	Quorum Health Corp., Term Loan B	6.750%	4/29/22	B1	898,722
740	Select Medical Corporation, Term Loan E, Tranche B, First Lien	6.025%	6/01/18	Ba2	745,883
959	Select Medical Corporation, Term Loan F, First Lien	6.011%	3/03/21	Ba2	969,330
440	Vizient, Inc., Term Loan B	5.000%	2/13/23	B+	446,159
11,888	Total Health Care Providers & Services				11,515,914

	Health Care Technology – 0.4% (0.2% of Total Investments)

680	Catalent Pharma Solutions, Inc., Term Loan B	3.750%	5/20/21	BB	686,936

	Hotels, Restaurants & Leisure – 5.3% (3.4% of Total Investments)

829	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	837,620
1,804	CCM Merger, Inc., Term Loan B	4.028%	8/09/21	BB–	1,818,005
1,278	CityCenter Holdings LLC, Term Loan	4.250%	10/16/20	BB	1,293,646
985	Life Time Fitness, Inc., Term Loan B	4.000%	6/10/22	B1	987,924
2,956	Scientific Games Corporation, Term Loan B2	6.022%	10/01/21	Ba3	2,987,903
1,740	Station Casino LLC, Term Loan B	3.270%	6/08/23	BB	1,731,514
9,592	Total Hotels, Restaurants & Leisure				9,656,612

	Household Products – 0.6% (0.3% of Total Investments)

998	Revlon Consumer Products Corporation, Term Loan B, First Lien	4.313%	9/07/23	Ba3	1,007,532

	Independent Power & Renewable Electricity Producers – 0.8% (0.5% of Total Investments)

1,500	Dynegy, Inc., Term Loan B	4.250%	6/27/23	BB	1,516,407

	Industrial Conglomerates – 0.5% (0.3% of Total Investments)

902	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.771%	11/26/20	B	901,793

NUVEEN	59

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Insurance – 0.9% (0.6% of Total Investments)

$990	AssuredPartners, Inc., Refinancing Term Loan, First Lien	5.250%	10/21/22	B+	$1,004,882
597	Hub International Holdings, Inc., Initial Term Loan	4.000%	10/02/20	Ba3	599,907
1,587	Total Insurance				1,604,789

	Internet and Direct Marketing Retail – 1.6% (1.0% of Total Investments)

2,877	Travelport LLC, Term C Loan	4.250%	9/02/21	B+	2,907,739

	Internet Software & Services – 2.2% (1.4% of Total Investments)

1,000	Ancestry.com, Inc., Term Loan B, First Lien	5.250%	10/19/23	B1	1,011,719
1,000	Rackspace Hosting, Inc.,Term Loan B, First Lien	4.500%	11/03/23	BB+	1,011,953
116	Sabre Inc., Term Loan C	4.000%	2/19/18	Ba2	116,247
1,176	Sabre, Inc., Term Loan B	4.000%	2/19/19	Ba2	1,184,575
1,009	SkillSoft Corporation, Term Loan, Second Lien	9.250%	4/28/22	CCC	741,037
4,301	Total Internet Software & Services				4,065,531

	IT Services – 1.4% (0.9% of Total Investments)

655	Conduent, Inc., Term Loan B	6.250%	12/07/23	BB+	667,549
1,094	EIG Investors Corp., Term Loan, First Lien	6.480%	11/09/19	B+	1,097,008
746	WEX, Inc., Term Loan B	4.278%	6/30/23	BB–	757,036
2,495	Total IT Services				2,521,593

	Leisure Products – 2.2% (1.4% of Total Investments)

1,356	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	1,335,616
1,432	Academy, Ltd., Term Loan B, (DD1)	5.019%	7/01/22	B2	1,270,482
1,444	Equinox Holdings, Inc., New Initial Term Loan B	5.000%	1/31/20	B+	1,456,510
4,232	Total Leisure Products				4,062,608

	Machinery – 0.8% (0.5% of Total Investments)

898	Safway Group Holdings LLC, Initial Term Loan, First Lien	5.750%	8/21/23	B+	910,842
588	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	5.500%	11/27/20	B3	527,249
1,486	Total Machinery				1,438,091

	Marine – 0.4% (0.2% of Total Investments)

722	American Commercial Lines LLC, Term Loan B, First Lien	9.750%	11/12/20	B	691,195

	Media – 10.4% (6.6% of Total Investments)

846	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.248%	7/23/21	B1	846,154
610	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	599,400
392	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	Caa1	383,660
488	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B1	428,391
500	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	Caa1	345,000
2,562	Clear Channel Communications, Inc., Tranche D, Term Loan	7.528%	1/30/19	Caa1	2,154,041
1,633	Clear Channel Communications, Inc.,Term Loan E	8.278%	7/30/19	Caa1	1,372,352
2,821	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B3	1,865,798
1,168	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.750%	6/17/20	BB–	1,176,526
806	Getty Images, Inc., Term Loan B, First Lien	4.750%	10/18/19	B3	697,523
445	Gray Television, Inc., Initial Term Loan	3.959%	6/13/21	BB	448,072
731	IMG Worldwide, Inc., First Lien	5.290%	5/06/21	B+	736,134
1,000	Lions Gate Entertainment Corporation, Term Loan B	3.766%	12/08/23	Ba2	1,008,750
967	LSC Communications, Term Loan	7.000%	9/30/22	Ba3	976,333
1,990	McGraw-Hill Education Holdings LLC, Term Loan B	5.000%	5/02/22	Ba3	1,914,487
169	Nexstar Broadcasting Group, Term Loan B, First Lien	3.767%	1/17/24	Ba3	170,625
1,831	Nexstar Broadcasting Group, Term Loan B, First Lien	3.767%	9/26/23	BB+	1,851,875
1,086	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.500%	8/14/20	B	1,088,760
1,000	Virgin Media Investment Holdings, Limited Term Loan I	3.517%	1/31/25	BB–	1,007,500
21,045	Total Media				19,071,381

	Metals & Mining – 1.7% (1.1% of Total Investments)

902	Fairmount Minerals, Ltd. Term Loan B2, First Lien	4.500%	9/05/19	B–	884,418
851	Fairmount Minerals, Ltd., Term Loan B1, First Lien	4.500%	9/05/19	B–	830,158

60	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Metals & Mining (continued)

$602	Fortescue Metals Group, Ltd., Term Loan B, First Lien	3.750%	6/30/19	BBB–	$606,198
837	Zekelman Industries, Term Loan B, (DD1)	6.000%	6/14/21	BB–	837,159
3,192	Total Metals & Mining				3,157,933

	Multiline Retail – 2.1% (1.4% of Total Investments)

750	Bass Pro Group LLC, Sale Facility, Term Loan, First Lien	5.720%	5/15/18	B+	745,313
603	Bass Pro Group LLC, Term Loan B	5.970%	12/15/23	B+	587,482
863	Bass Pro Group LLC, Term Loan B, First Lien	4.016%	6/05/20	B+	853,505
1,489	Belk, Inc., Term Loan B, First Lien	5.760%	12/12/22	B	1,277,766
461	Hudson’s Bay Company, Term Loan B, First Lien	4.250%	9/30/22	BB	454,781
4,166	Total Multiline Retail				3,918,847

	Oil, Gas & Consumable Fuels – 5.0% (3.2% of Total Investments)

333	California Resources Corporation, Term Loan A, First Lien	3.439%	9/24/19	B1	326,667
395	Crestwood Holdings LLC, Term Loan B	9.000%	6/19/19	B3	394,563
86	Energy and Exploration Partners, Term Loan, Second Lien	5.000%	5/13/22	N/R	47,256
681	EP Energy LLC, Term Loan B	9.750%	6/30/21	B–	707,750
786	Fieldwood Energy LLC, Term Loan, First Lien	8.000%	8/31/20	B2	763,829
508	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	CCC–	402,437
1,463	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B–	1,323,768
1,645	Harvey Gulf International Marine, Inc., Term Loan B	5.470%	6/18/20	CCC+	1,357,494
3,068	Peabody Energy Corporation, Term Loan B, (WI/DD)	TBD	TBD	N/R	3,097,905
912	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	CCC+	673,208
17	Southcross Holdings Borrower L.P., Term Loan B, First Lien	3.500%	4/13/23	CCC+	13,870
9,894	Total Oil, Gas & Consumable Fuels				9,108,747

	Pharmaceuticals – 3.6% (2.3% of Total Investments)

763	Concordia Healthcare Corporation, Term Loan B, First Lien	5.250%	10/21/21	B2	601,722
2,000	Grifols, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB	2,014,166
975	Patheon, Inc., Term Loan B	4.250%	3/11/21	B	982,618
2,752	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	8/18/22	B1	2,774,176
145	Valeant Pharmaceuticals International, Inc., Series E1, Tranche B Term Loan	5.270%	8/05/20	BB–	145,470
6,635	Total Pharmaceuticals				6,518,152

	Professional Services – 0.5% (0.3% of Total Investments)

955	Ceridian Corporation, Term Loan B2	4.539%	9/15/20	Ba3	954,073

	Real Estate Management & Development – 1.7% (1.1% of Total Investments)

1,861	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	1,889,367
1,131	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	BB	1,139,860
2,992	Total Real Estate Management & Development				3,029,227

	Road & Rail – 0.5% (0.3% of Total Investments)

990	Quality Distribution, Term Loan, First Lien	5.750%	8/18/22	B2	977,625

	Semiconductors & Semiconductor Equipment – 2.4% (1.5% of Total Investments)

995	Micron Technology, Inc., Term Loan B, First Lien	4.530%	4/26/22	Baa2	1,010,754
794	Microsemi Corporation, New Term Loan	3.019%	1/31/23	BB	772,867
1,064	NXP Semiconductor LLC, Term Loan F	3.240%	12/07/20	Baa2	1,070,162
1,496	On Semiconductor Corp., Term Loan B, First Lien	4.028%	3/31/23	Ba1	1,513,602
4,349	Total Semiconductors & Semiconductor Equipment				4,367,385

	Software – 12.9% (8.3% of Total Investments)

929	Blackboard, Inc., Term Loan B4	6.023%	6/30/21	B+	934,072
1,922	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B+	1,919,836
622	Computer Sciences Government Services, Term Loan B, First Lien	3.435%	11/30/23	BB+	625,295
1,521	Compuware Corporation, Term Loan B2, First Lien, (WI/DD)	TBD	TBD	B	1,525,889
424	Compuware Corporation, Term Loan, Second Lien	9.250%	12/15/22	CCC+	427,802
735	Ellucian, Term Loan B, First Lien	4.250%	9/30/22	B	737,307
944	Emdeon, Inc., Term Loan B2	3.750%	11/02/18	BB–	945,829

NUVEEN	61

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Software (continued)

$2,457	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	B1	$2,455,115
988	Informatica Corp.,Term Loan B	4.500%	8/05/22	B+	985,648
1,000	Kronos Incorporated, Term Loan B, First Lien	5.000%	11/01/23	B	1,011,534
519	Micro Focus International PLC, Term Loan B	4.789%	11/19/21	BB–	524,935
743	Micro Focus International PLC, Term Loan C	4.789%	11/20/19	BB–	750,455
2,633	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	2,647,809
690	MSC Software Corporation, Initial Term Loan, First Lien	5.000%	5/29/20	B1	692,145
750	RP Crown Parent LLC, Term Loan B, First Lien	4.500%	10/12/23	B1	754,621
573	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1	4.028%	7/08/22	BB+	579,744
55	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2	4.028%	7/08/22	BB+	55,636
2,866	Tibco Software, Inc., Term Loan B	5.500%	12/04/20	B1	2,895,178
1,496	Uber Technologies, Inc., Term Loan B, First Lien	5.000%	7/13/23	N/R	1,507,659
748	Vertafore, Inc., Term Loan, First Lien	4.250%	6/30/23	B	754,738
1,000	Vertiv Co., Term Loan B	6.029%	11/30/23	Ba3	1,013,900
23,615	Total Software				23,745,147

	Specialty Retail – 1.3% (0.8% of Total Investments)

496	Gardner Denver, Inc., Term Loan	4.558%	7/30/20	B	491,348
296	Jo-Ann Stores, Inc., Term Loan B	6.256%	10/20/23	B+	292,846
1,144	Petco Animal Supplies, Inc., Term Loan B1	4.250%	1/26/23	B1	1,130,406
423	Petsmart Inc., Term Loan B, First Lien	4.000%	3/11/22	BB–	420,155
2,359	Total Specialty Retail				2,334,755

	Technology Hardware, Storage & Peripherals – 6.3% (4.0% of Total Investments)

1,975	Dell International LLC, Term Loan A2, First Lien	3.030%	9/07/21	BBB–	1,977,115
500	Dell International LLC, Term Loan A3, First Lien	2.780%	12/31/18	BBB–	501,000
4,080	Dell International LLC, Term Loan B	4.030%	9/07/23	BBB–	4,119,860
1,000	Dell Software Group, Term Loan B	7.000%	10/31/22	B1	1,015,375
3,980	Western Digital, Inc., Term Loan B1	4.526%	4/29/23	BBB–	4,032,237
11,535	Total Technology Hardware, Storage & Peripherals				11,645,587

	Textiles, Apparel & Luxury Goods – 0.9% (0.6% of Total Investments)

429	G-III Apparel Group, Term Loan B	6.250%	12/01/22	BB	420,000
1,171	Gymboree Corporation, Term Loan	5.000%	2/23/18	Caa3	586,370
1,028	J Crew Group, Term Loan B, First Lien	4.000%	3/05/21	Caa1	577,057
2,628	Total Textiles, Apparel & Luxury Goods				1,583,427

	Trading Companies & Distributors – 2.4% (1.5% of Total Investments)

2,364	Avolon, Term Loan B2, (WI/DD)	TBD	TBD	BBB–	2,396,997
1,389	HD Supply, Inc., Term Loan B	3.748%	8/13/21	BB–	1,399,561
620	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.543%	6/09/21	B–	620,609
4,373	Total Trading Companies & Distributors				4,417,167

	Transportation Infrastructure – 0.6% (0.4% of Total Investments)

66	Ceva Group PLC, Canadian Term Loan	6.539%	3/19/21	B2	58,041
381	Ceva Group PLC, Dutch B.V., Term Loan	6.539%	3/19/21	B2	336,638
371	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B2	328,244
525	Ceva Group PLC, US Term Loan	6.539%	3/19/21	B2	464,328
1,343	Total Transportation Infrastructure				1,187,251

	Wireless Telecommunication Services – 2.3% (1.5% of Total Investments)

91	Fairpoint Communications, Inc., Term Loan B	7.500%	2/14/19	B	92,009
3,000	Sprint Corporation, Term Loan, First Lien, (WI/DD)	TBD	TBD	Ba2	3,000,000
783	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.039%	4/23/19	B	707,590
435	Syniverse Technologies, Inc., Tranche B, Term Loan	4.000%	4/23/19	B	393,087
4,309	Total Wireless Telecommunication Services				4,192,686
$249,267	Total Variable Rate Senior Loan Interests (cost $243,257,197)				243,089,228

62	NUVEEN

Shares	Description (1)				Value

	COMMON STOCKS – 1.3% (0.8% of Total Investments)

	Diversified Consumer Services – 0.3% (0.2% of Total Investments)

39,749	Cengage Learning Holdings II LP, (5)				$457,114

	Energy Equipment & Services – 1.0% (0.6% of Total Investments)

39,988	C&J Energy Services Inc., (5), (6)				1,719,484
1,318	Vantage Drill International, (5), (6)				167,386
	Total Energy Equipment & Services				1,886,870

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

20,216	Millenium Health LLC, (5)				20,216

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

41	Energy and Exploration Partners, Inc., (5), (6)				14,350
18	Southcross Holdings Borrower LP, (5)				5,625
	Total Oil, Gas & Consumable Fuels				19,975
	Total Common Stocks (cost $4,405,934)				2,384,175

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 13.8% (8.8% of Total Investments)

	Commercial Services & Supplies – 1.1% (0.7% of Total Investments)

$2,050	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	$2,065,375

	Communications Equipment – 0.3% (0.2% of Total Investments)

85	Avaya Inc., 144A	7.000%	4/01/19	D	70,338
2,085	Avaya Inc., 144A	10.500%	3/01/21	D	568,163
2,170	Total Communications Equipment				638,501

	Diversified Telecommunication Services – 1.8% (1.1% of Total Investments)

1,094	Inelsat Connect Finance SA, 144A	12.500%	4/01/22	CC	691,955
215	IntelSat Limited	6.750%	6/01/18	Ca	183,825
1,930	IntelSat Limited	7.750%	6/01/21	Ca	670,675
1,750	IntelSat Limited	8.125%	6/01/23	Ca	581,875
1,000	Neptune Finco Corporation, 144A	10.125%	1/15/23	B+	1,159,380
5,989	Total Diversified Telecommunication Services				3,287,710

	Health Care Providers & Services – 0.7% (0.5% of Total Investments)

1,350	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	1,292,625

	Hotels, Restaurants & Leisure – 1.2% (0.8% of Total Investments)

2,150	Scientific Games International Inc.	10.000%	12/01/22	B–	2,202,933

	Media – 3.3% (2.1% of Total Investments)

100	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	3.579%	7/23/20	BBB–	102,433
1,000	Dish DBS Corporation	5.875%	11/15/24	Ba3	1,011,250
3,585	iHeartCommunications, Inc.	9.000%	12/15/19	Caa1	3,000,196
3,214	iHeartCommunications, Inc., PIK	14.000%	2/01/21	CC	1,205,421
1,000	iHeartCommunications, Inc.	9.000%	3/01/21	Caa1	747,500
8,899	Total Media				6,066,800

	Oil, Gas & Consumable Fuels – 1.6% (1.0% of Total Investments)

895	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	796,550
400	Denbury Resources Inc.	6.375%	8/15/21	CCC+	366,000
100	Denbury Resources Inc.	5.500%	5/01/22	CCC+	85,750
400	Everest Acquisition LLC Finance	9.375%	5/01/20	CCC+	407,000
1,200	FTS International Inc., 144A	8.350%	6/15/20	B	1,228,500
2,995	Total Oil, Gas & Consumable Fuels				2,883,800

NUVEEN	63

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Semiconductors & Semiconductor Equipment – 0.1% (0.0% of Total Investments)

$106	Advanced Micro Devices, Inc.	7.500%	8/15/22	CCC+	$116,468

	Software – 0.9% (0.6% of Total Investments)

1,230	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	1,186,950
450	Boxer Parent Company Inc./BMC Software, 144A, PIK	9.000%	10/15/19	CCC+	436,500
1,680	Total Software				1,623,450

	Wireless Telecommunication Services – 2.8% (1.8% of Total Investments)

350	Sprint Communications Inc.	7.000%	8/15/20	B+	374,500
2,750	Sprint Corporation	7.875%	9/15/23	B+	3,006,024
250	Sprint Corporation	7.125%	6/15/24	B+	263,750
1,250	T-Mobile USA Inc.	6.250%	4/01/21	BB	1,295,250
75	T-Mobile USA Inc.	6.731%	4/28/22	BB	78,000
75	T-Mobile USA Inc.	6.836%	4/28/23	BB	80,063
4,750	Total Wireless Telecommunication Services				5,097,587
$32,139	Total Corporate Bonds (cost $27,839,110)				25,275,249
	Total Long-Term Investments (cost $275,502,241)				270,748,652

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 9.2% (5.9% of Total Investments)

	REPURCHASE AGREEMENTS – 9.2% (5.9% of Total Investments)

$16,872	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/17, repurchase price $16,871,751, collateralized by $17,205,000 U.S. Treasury Notes, 2.250%, due 12/31/23, value $17,212,828	0.030%	2/01/17		$16,871,737
	Total Short-Term Investments (cost $16,871,737)				16,871,737
	Total Investments (cost $292,373,978) – 156.6%				287,620,389
	Borrowings – (34.8)% (7), (8)				(64,000,000)
	Term Preferred Shares, at Liquidation Preference – (19.1)% (9)				(35,000,000)
	Other Assets Less Liabilities – (2.7)% (10)				(4,938,240)
	Net Assets Applicable to Common Shares – 100%				$183,682,149

Investments in Derivatives as of January 31, 2017

Interest Rate Swaps

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)		Fixed Rate Payment Frequency	Termination Date		Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC	$17,500,000	Receive	1-Month USD-LIBOR-ICE	1.659%		Monthly	9/15/18		$(131,197)
Morgan Stanley Capital Services, LLC	35,000,000	Pay	1-Month USD-LIBOR-ICE	1.500	(11)	Monthly	11/01/20	(12)	(92,906)
	$52,500,000								$(224,103)

64	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(6)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(7)	Borrowings as a percentage of Total Investments is 22.3%.

(8)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(9)	Term Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 12.2%.

(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives is recognized as part of cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

(11)	Effective November 1, 2017, the fixed rate paid by the Fund will increase according to a predetermined scheduled as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every six months on specific dates through the swap contract’s termination date.

(12)	This interest rate swap has an optional early termination date beginning on November 1, 2018 and monthly thereafter through the termination date as specified in the swap contract.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

PIK	All or a portion of this security is payment-in-kind.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange.

See accompanying notes to financial statements.

NUVEEN	65

JQC

Nuveen Credit Strategies Income Fund
Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 147.6% (94.7% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 109.0% (69.9% of Total Investments) (4)

	Aerospace & Defense – 0.3% (0.2% of Total Investments)

$4,269	B/E Aerospace, Inc., Term Loan B	3.943%	12/16/21	BB+	$4,294,741

	Airlines – 2.4% (1.5% of Total Investments)

8,000	American Airlines, Inc., Term Loan B	3.276%	4/28/23	BB+	8,056,000
8,559	American Airlines, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB+	8,611,392
10,277	American Airlines, Inc., Term Loan B, First Lien	3.276%	6/29/20	BB+	10,343,007
3,000	American Airlines, Inc., Term Loan B, First Lien	3.263%	10/08/21	BB+	3,020,625
29,836	Total Airlines				30,031,024

	Automobiles – 2.6% (1.7% of Total Investments)

2,641	Chrysler Group LLC, Term Loan B	3.528%	5/24/17	BBB–	2,644,692
12,356	Chrysler Group LLC, Tranche B, Term Loan	3.270%	12/31/18	BBB–	12,394,157
15,795	Formula One Group, Term Loan, First Lien	5.068%	7/30/21	B	15,913,920
2,000	Formula One Group, Term Loan, Second Lien	8.068%	7/29/22	CCC+	2,016,500
32,792	Total Automobiles				32,969,269

	Building Products – 0.2% (0.1% of Total Investments)

2,750	Quikrete Holdings, Inc., Initial Term Loan, First Lien	4.017%	11/15/23	BB–	2,787,320

	Capital Markets – 0.9% (0.6% of Total Investments)

11,614	RPI Finance Trust, Term Loan B5	3.498%	10/14/22	Baa2	11,731,290

	Chemicals – 5.5% (3.5% of Total Investments)

16,805	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB–	16,853,261
5,331	Ineos US Finance LLC, Term Loan B, First Lien	4.250%	3/31/22	BB–	5,373,144
36,983	Univar, Inc., Term Loan B, (DD1)	3.519%	7/01/22	BB–	36,967,899
11,088	US Coatings Acquisition, Term Loan B	3.498%	2/01/23	BBB–	11,231,932
70,207	Total Chemicals				70,426,236

	Commercial Services & Supplies – 2.7% (1.8% of Total Investments)

19,390	ADS Waste Holdings, Inc., Term Loan B, First Lien	3.500%	11/10/23	BB	19,604,648
7,232	Monitronics International, Inc., Term Loan B2, First Lien	6.500%	9/30/22	B2	7,342,617
7,960	West Corporation, Refinanced Term Loan B12	3.278%	6/17/23	BB–	7,989,900
34,582	Total Commercial Services & Supplies				34,937,165

	Communications Equipment – 0.5% (0.3% of Total Investments)

902	Avaya, Inc., DIP Term Loan, (WI/DD)	TBD	TBD	Baa3	930,220
3,296	Avaya, Inc., Term Loan B3	5.537%	10/26/17	D	2,759,230
826	Avaya, Inc., Term Loan B7, (DD1)	6.282%	5/29/20	D	693,889
1,872	CommScope, Inc., Tranche 5, Term Loan B, First Lien	3.278%	12/29/22	BB+	1,893,978
6,896	Total Communications Equipment				6,277,317

	Consumer Finance – 3.7% (2.4% of Total Investments)

28,150	First Data Corporation, New Dollar Term Loan	3.775%	7/08/22	BB	28,368,591
18,771	First Data Corporation, Term Loan, First Lien	3.775%	3/24/21	BB	18,895,293
46,921	Total Consumer Finance				47,263,884

	Containers & Packaging – 1.3% (0.8% of Total Investments)

1,714	Berry Plastics Holding Corporation, Term Loan I	3.287%	10/01/22	BB	1,728,906
14,711	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.000%	2/05/23	B+	14,778,887
16,425	Total Containers & Packaging				16,507,793

66	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Diversified Consumer Services – 2.6% (1.6% of Total Investments)

$6,921	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	6/07/23	BB–	$6,459,136
23,460	Hilton Hotels Corporation, Series B2, Term Loan	3.271%	10/25/23	BBB–	23,729,914
1,726	Hilton Hotels Corporation, Term Loan B1	3.500%	10/26/20	BBB–	1,741,700
643	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B–	647,285
32,750	Total Diversified Consumer Services				32,578,035

	Diversified Financial Services – 2.0% (1.3% of Total Investments)

4,764	MGM Growth Properties, Term Loan B	3.528%	4/25/23	BB+	4,802,708
20,688	WideOpenWest Finance LLC, New Term Loan B	4.500%	8/18/23	B1	20,866,694
25,452	Total Diversified Financial Services				25,669,402

	Diversified Telecommunication Services – 5.2% (3.4% of Total Investments)

6,500	Greeneden U.S. Holdings II LLC, Term Loan B	5.000%	12/01/23	B2	6,582,602
10,000	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	B1	9,860,710
7,382	Level 3 Financing, Inc., Term Loan B2	3.513%	5/31/22	BBB–	7,450,561
1,755	Zayo Group LLC, Term Loan B2	3.500%	1/12/24	N/R	1,773,647
41,000	Ziggo B.V., Term Loan E	0.000%	4/25/25	BB–	41,140,958
66,637	Total Diversified Telecommunication Services				66,808,478

	Electric Utilities – 0.2% (0.2% of Total Investments)

2,443	Vistra Operations Co., Term Loan B	3.500%	8/04/23	Ba2	2,455,071
557	Vistra Operations Co., Term Loan C	3.500%	8/04/23	Ba2	559,929
3,000	Total Electric Utilities				3,015,000

	Electronic Equipment, Instruments & Components – 0.3% (0.2% of Total Investments)

4,156	Zebra Technologies Corporation Refinancing Term Loan B, First Lien	3.446%	10/27/21	BB+	4,197,663

	Energy Equipment & Services – 0.4% (0.2% of Total Investments)

5,948	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.063%	3/31/21	Caa2	4,624,793

	Equity Real Estate Investment Trusts – 4.0% (2.6% of Total Investments)

20,626	Communications Sales & Leasing, Inc., Term Loan B	4.500%	10/24/22	BB–	20,873,518
10,544	Realogy Group LLC, Term Loan B	3.026%	7/20/22	BB+	10,614,301
20,494	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien, (DD1)	4.750%	12/18/20	B	19,755,871
51,664	Total Equity Real Estate Investment Trusts				51,243,690

	Food & Staples Retailing – 3.4% (2.2% of Total Investments)

25,201	Albertson’s LLC, Term Loan B4	3.778%	8/25/21	BB	25,364,307
11,249	Albertson’s LLC, Term Loan B6	4.061%	6/22/23	BB	11,334,301
5,445	BJ’s Wholesale Club, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	B–	5,462,949
699	Supervalu, Inc., New Term Loan B	5.500%	3/21/19	BB–	703,990
42,594	Total Food & Staples Retailing				42,865,547

	Food Products – 3.7% (2.4% of Total Investments)

6,247	Jacobs Douwe Egberts, Term Loan B	3.500%	7/04/22	BB	6,289,605
6,825	Keurig Green Mountain, Inc., Term Loan A, First Lien	2.563%	3/03/21	BBB–	6,820,734
4,100	Keurig Green Mountain, Inc., Term Loan B, First Lien	5.313%	3/03/23	BBB–	4,166,866
29,248	US Foods, Inc., Term Loan B	3.778%	6/27/23	BB–	29,508,024
46,420	Total Food Products				46,785,229

	Health Care Equipment & Supplies – 3.1% (2.0% of Total Investments)

4,781	Acelity, Term Loan B, (WI/DD)	TBD	TBD	B1	4,757,480
4,505	ConvaTec, Inc., Term Loan B	3.278%	10/25/23	BB	4,540,186
10,197	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	9,814,255
10,172	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/09/19	B–	8,544,242

11,529	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	11,593,783
41,184	Total Health Care Equipment & Supplies				39,249,946

NUVEEN	67

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Health Care Providers & Services – 4.5% (2.9% of Total Investments)

$373	Community Health Systems, Inc., Term Loan F	4.180%	12/31/18	BB–	$368,962
7,242	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB–	6,895,934
13,050	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB–	12,373,501
1,579	Envision Healthcare Corporation, Term Loan B, First Lien	4.000%	12/01/23	BB–	1,595,360
11,476	Millennium Laboratories, Inc., Term Loan B, First Lien	7.500%	12/21/20	CCC+	5,795,138
17,167	MultiPlan, Inc., Term Loan B	5.000%	6/07/23	B+	17,428,671
8,212	National Mentor Holdings, Inc., Term Loan B	4.250%	1/31/21	B+	8,241,698
1,233	Quorum Health Corp., Term Loan B	6.750%	4/29/22	B1	1,222,527
3,739	U.S. Renal Care, Inc., Term Loan, First Lien	5.250%	12/30/22	B1	3,537,016
64,071	Total Health Care Providers & Services				57,458,807

	Hotels, Restaurants & Leisure – 7.3% (4.7% of Total Investments)

34,072	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	34,430,911
1,493	CCM Merger, Inc., Term Loan B	4.028%	8/09/21	BB–	1,503,759
20,516	Life Time Fitness, Inc., Term Loan B	4.000%	6/10/22	B1	20,576,770
8,730	Scientific Games Corporation, Term Loan	6.000%	10/18/20	Ba3	8,826,030
7,350	Scientific Games Corporation, Term Loan B2	6.022%	10/01/21	Ba3	7,432,033
15,656	Station Casino LLC, Term Loan B	3.270%	6/08/23	BB	15,583,624
4,975	YUM Brands, Term Loan B	3.518%	6/16/23	BBB–	5,048,381
92,792	Total Hotels, Restaurants & Leisure				93,401,508

	Household Products – 2.2% (1.4% of Total Investments)

18,953	Revlon Consumer Products Corporation, Term Loan B, First Lien	4.313%	9/07/23	Ba3	19,143,105
8,603	Serta Simmons Holdings LLC, Term Loan, First Lien	4.500%	11/08/23	B1	8,608,642
27,556	Total Household Products				27,751,747

	Independent Power & Renewable Electricity Producers – 1.6% (1.0% of Total Investments)

3,500	Calpine Corporation, Term Loan B1, First Lien	3.067%	11/30/17	BB	3,508,750
17,000	Dynegy, Inc., Term Loan B	4.250%	6/27/23	BB	17,185,946
20,500	Total Independent Power & Renewable Electricity Producers				20,694,696

	Insurance – 0.8% (0.5% of Total Investments)

10,644	Hub International Holdings, Inc., Initial Term Loan	4.000%	10/02/20	Ba3	10,687,259

	Internet and Direct Marketing Retail – 1.7% (1.1% of Total Investments)

21,219	Travelport LLC, Term C Loan	4.250%	9/02/21	B+	21,447,482

	Internet Software & Services – 3.1% (2.0% of Total Investments)

11,500	Ancestry.com, Inc., Term Loan B, First Lien	5.250%	10/19/23	B1	11,634,769
2,000	Rackspace Hosting, Inc., Term Loan B, First Lien	4.500%	11/03/23	BB+	2,023,906
25,109	Sabre, Inc., Term Loan B	4.000%	2/19/19	Ba2	25,292,039
38,609	Total Internet Software & Services				38,950,714

	IT Services – 0.3% (0.2% of Total Investments)

2,589	Global Payments, Inc., Term Loan B, First Lien	3.278%	4/22/23	BBB–	2,621,026
845	Zayo Group LLC, Term Loan B3, (WI/DD)	TBD	TBD	BB	853,978
3,434	Total IT Services				3,475,004

	Leisure Products – 0.2% (0.1% of Total Investments)

2,325	Academy, Ltd., Term Loan B	5.019%	7/01/22	B2	2,062,425

	Machinery – 0.4% (0.3% of Total Investments)

4,943	Rexnord LLC. Term Loan B, First Lien	3.770%	8/21/23	BB–	4,978,878

	Media – 8.8% (5.6% of Total Investments)

7,102	Acquisitions Cogeco Cable II L.P., Term Loan B	3.278%	11/30/19	BB	7,124,349
3,568	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.248%	7/23/21	B1	3,570,476
2,401	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	2,357,642
1,235	Clear Channel Communications, Inc., Tranche D, Term Loan	7.528%	1/30/19	Caa1	1,038,647

68	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Media (continued)

$1,358	Clear Channel Communications, Inc., Term Loan E	8.278%	7/30/19	Caa1	$1,141,389
31,597	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B3	20,901,195
28,194	EMI Music Publishing LLC, Term Loan B4	3.523%	8/22/22	BB–	28,384,605
2,000	Getty Images, Inc., Term Loan B, First Lien	4.750%	10/18/19	B3	1,731,250
3,000	Lions Gate Entertainment Corporation, Term Loan B	3.766%	12/08/23	Ba2	3,026,250
422	Nexstar Broadcasting Group, Term Loan B, First Lien	3.767%	1/17/24	Ba3	426,564
4,578	Nexstar Broadcasting Group, Term Loan B, First Lien	3.767%	9/26/23	BB+	4,629,686
6,516	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.500%	8/14/20	B	6,532,562
26,686	Tribune Media Company, Term Loan C	3.778%	1/18/24	BB+	26,919,192
4,211	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	4,225,827
122,868	Total Media				112,009,634

	Metals & Mining – 1.1% (0.7% of Total Investments)

13,559	Fortescue Metals Group, Ltd., Term Loan B, First Lien, (DD1)	3.750%	6/30/19	BBB–	13,655,524

	Multiline Retail – 0.8% (0.5% of Total Investments)

2,111	Bass Pro Group LLC, Term Loan B	5.970%	12/15/23	B+	2,056,188
6,948	Belk, Inc., Term Loan B, First Lien	5.760%	12/12/22	B	5,962,907
2,840	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BBB–	2,884,304
11,899	Total Multiline Retail				10,903,399

	Oil, Gas & Consumable Fuels – 1.6% (1.0% of Total Investments)

1,114	Crestwood Holdings LLC, Term Loan B	9.000%	6/19/19	B3	1,111,531
4,969	Fieldwood Energy LLC, Term Loan, First Lien	8.000%	8/31/20	B2	4,826,174
3,209	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	CCC–	2,542,754
9,242	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B–	8,364,092
4,532	Harvey Gulf International Marine, Inc., Term Loan B	5.470%	6/18/20	CCC+	3,738,974
23,066	Total Oil, Gas & Consumable Fuels				20,583,525

	Pharmaceuticals – 2.7% (1.7% of Total Investments)

30,775	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	8/18/22	B1	31,024,672
2,000	Valeant Pharmaceuticals International, Inc., Series C2, Tranche B Term Loan	5.522%	12/11/19	BB	2,005,491
975	Valeant Pharmaceuticals International, Inc., Series E1, Tranche B Term Loan	5.270%	8/05/20	BB–	977,968
33,750	Total Pharmaceuticals				34,008,131

	Professional Services – 0.1% (0.0% of Total Investments)

910	Ceridian Corporation, Term Loan B2	4.539%	9/15/20	Ba3	908,789

	Real Estate Management & Development – 1.2% (0.8% of Total Investments)

15,490	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	BB	15,606,633

	Semiconductors & Semiconductor Equipment – 1.8% (1.2% of Total Investments)

3,969	Microsemi Corporation, New Term Loan	3.019%	1/31/23	BB	3,946,990
5,718	NXP Semiconductor LLC, Term Loan F	3.240%	12/07/20	Baa2	5,752,123
13,217	On Semiconductor Corp., Term Loan B, First Lien	4.028%	3/31/23	Ba1	13,370,151
22,904	Total Semiconductors & Semiconductor Equipment				23,069,264

	Software – 15.7% (10.1% of Total Investments)

4,071	Blackboard, Inc., Term Loan B4	6.023%	6/30/21	B+	4,091,682
26,466	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B+	26,435,246
10,615	Compuware Corporation, Term Loan B2, First Lien	5.250%	12/15/21	B	10,648,592
27,820	Ellucian, Term Loan B, First Lien	4.250%	9/30/22	B	27,894,882
16,677	Emdeon, Inc., Term Loan B2	3.750%	11/02/18	BB–	16,708,000
23,783	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	B1	23,766,026
6,419	Informatica Corp., Term Loan B	4.500%	8/05/22	B+	6,406,715
3,000	Kronos Incorporated, Term Loan B, First Lien	5.000%	11/01/23	B	3,034,602
15,169	Kronos Incorporated, Term Loan B, Second Lien	9.250%	11/01/24	CCC	15,695,182
8,951	Micro Focus International PLC, Term Loan B	4.789%	11/19/21	BB–	9,055,125

NUVEEN	69

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Software (continued)

$1,361	Micro Focus International PLC, Term Loan C	4.789%	11/20/19	BB–	$1,375,834
15,000	Misys PLC, Term Loan, Second Lien	12.000%	6/12/19	CCC+	15,931,245
11,284	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1	4.028%	7/08/22	BB+	11,421,566
1,083	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2	4.028%	7/08/22	BB+	1,096,091
16,807	Tibco Software, Inc., Term Loan B	5.500%	12/04/20	B1	16,980,567
9,975	Uber Technologies, Inc., Term Loan B, First Lien	5.000%	7/13/23	N/R	10,051,059
198,481	Total Software				200,592,414

	Specialty Retail – 2.5% (1.6% of Total Investments)

7,447	Burlington Coat Factory Warehouse Corporation, Term Loan B4	3.530%	8/13/21	BB	7,489,485
8,997	Gardner Denver, Inc., Term Loan, (WI/DD)	TBD	TBD	B	8,910,265
592	Jo-Ann Stores, Inc., Term Loan B	6.256%	10/20/23	B+	585,693
2,811	Michaels Stores, Inc., Term Loan B1, First Lien	3.750%	1/30/23	BB	2,807,240
4,577	Petco Animal Supplies, Inc., Term Loan B1	4.250%	1/26/23	B1	4,521,625
7,630	Petsmart Inc., Term Loan B, First Lien	4.000%	3/11/22	BB–	7,573,566
32,054	Total Specialty Retail				31,887,874

	Technology Hardware, Storage & Peripherals – 3.3% (2.1% of Total Investments)

33,339	Dell International LLC, Term Loan B	4.030%	9/07/23	BBB–	33,663,462
8,756	Western Digital, Inc., Term Loan B1	4.526%	4/29/23	BBB–	8,870,923
42,095	Total Technology Hardware, Storage & Peripherals				42,534,385

	Trading Companies & Distributors – 1.6% (1.0% of Total Investments)

7,091	Avolon, Term Loan B2, (WI/DD)	TBD	TBD	BBB–	7,189,976
12,881	HD Supply, Inc., Term Loan B	3.748%	8/13/21	BB–	12,980,785
19,972	Total Trading Companies & Distributors				20,170,761

	Wireless Telecommunication Services – 0.7% (0.4% of Total Investments)

5,000	Sprint Corporation, Term Loan, First Lien, (WI/DD)	TBD	TBD	Ba2	5,000,000
2,496	Syniverse Holdings, Inc., Initial Term Loan B, First Lien, (WI/DD)	TBD	TBD	B	2,255,376
1,500	Syniverse Technologies, Inc., Tranche B, Term Loan, (WI/DD)	TBD	TBD	B	1,355,625
8,996	Total Wireless Telecommunication Services				8,611,001
$1,408,234	Total Variable Rate Senior Loan Interests (cost $1,404,098,125)				1,389,713,676

Shares	Description (1)				Value

	COMMON STOCKS – 0.6% (0.4% of Total Investments)

	Diversified Consumer Services – 0.4% (0.2% of Total Investments)

403,318	Cengage Learning Holdings II LP, (5)				$4,638,157

	Energy Equipment & Services – 0.1% (0.1% of Total Investments)

10,935	Vantage Drill International, (5), (6)				1,388,745

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

348,605	Millennium Health LLC, (5)				348,604

	Media – 0.1% (0.1% of Total Investments)

51,720	Affinion Group Holdings, Inc., (5), (6)				439,622
271	Cumulus Media, Inc., (5)				270
22,352	Tribune Media Company				644,632
17,987	Tribune Media Company, (7)				—
5,588	tronc, Inc., (5)				74,097
	Total Media				1,158,621
	Total Common Stocks (cost $26,732,958)				7,534,127

70	NUVEEN

Shares	Description (1), (8)				Value

	EXCHANGE-TRADED FUNDS – 7.3% (4.7% of Total Investments)

63,500	iShares U.S. Real Estate ETF				$4,892,040
2,571,083	PowerShares Senior Loan Portfolio				59,906,234
296,265	SPDR® Bloomberg Barclays Short Term High Yield Bond ETF				8,283,569
233,400	SPDR® S&P® Bank ETF				10,138,896
127,700	SPDR® S&P® Oil & Gas Equipment & Services ETF				2,868,142
202,700	VanEck Vectors Oil Services ETF				6,762,072
	Total Exchange-Traded Funds (cost $92,381,764)				92,850,953

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 30.7% (19.7% of Total Investments)

	Commercial Services & Supplies – 0.3% (0.2% of Total Investments)

$3,900	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	$3,929,250

	Communications Equipment – 2.2% (1.4% of Total Investments)

19,375	Avaya Inc., 144A, (9)	7.000%	4/01/19	D	16,032,812
9,250	Avaya Inc., 144A	10.500%	3/01/21	D	2,520,625
8,510	CommScope Technologies Finance LLC, 144A, (9)	6.000%	6/15/25	B+	9,068,469
37,135	Total Communications Equipment				27,621,906

	Diversified Telecommunication Services – 2.2% (1.4% of Total Investments)

7,000	CenturyLink Inc.	5.625%	4/01/20	BB+	7,385,000
8,000	CenturyLink Inc.	6.450%	6/15/21	BB+	8,500,000
4,612	Inelsat Connect Finance SA, 144A	12.500%	4/01/22	CC	2,917,090
3,413	IntelSat Limited	7.750%	6/01/21	Ca	1,186,018
23,355	IntelSat Limited	8.125%	6/01/23	Ca	7,765,538
46,380	Total Diversified Telecommunication Services				27,753,646

	Electrical Equipment – 0.2% (0.1% of Total Investments)

2,000	Park Aerospace Holdings Limited, 144A, (WI/DD)	5.250%	8/15/22	BB	2,050,000

	Equity Real Estate Investment Trusts – 1.2% (0.8% of Total Investments)

13,950	Communications Sales & Leasing Inc., (9)	8.250%	10/15/23	BB–	15,135,750

	Food & Staples Retailing – 0.1% (0.0% of Total Investments)

1,000	Rite Aid Corporation, 144A	6.125%	4/01/23	B	1,041,250

	Health Care Equipment & Supplies – 0.9% (0.6% of Total Investments)

7,000	Tenet Healthcare Corporation, 144A	7.500%	1/01/22	Ba3	7,507,500
3,500	Tenet Healthcare Corporation	6.000%	10/01/20	BB–	3,692,500
10,500	Total Health Care Equipment & Supplies				11,200,000

	Health Care Providers & Services – 1.2% (0.8% of Total Investments)

12,500	DJO Finco Inc. / DJO Finance LLC / DJO Finance Corporation, 144A, (9)	8.125%	6/15/21	CCC	10,812,500
4,000	IMS Health Incorporated, 144A	5.000%	10/15/26	BB+	4,026,640
1,000	MPH Acquisition Holdings LLC, 144A	7.125%	6/01/24	B–	1,061,250
17,500	Total Health Care Providers & Services				15,900,390

	Hotels, Restaurants & Leisure – 1.9% (1.2% of Total Investments)

4,250	Scientific Games Corporation, 144A	7.000%	1/01/22	Ba3	4,542,188
18,750	Scientific Games International Inc., (9)	10.000%	12/01/22	B–	19,211,625
23,000	Total Hotels, Restaurants & Leisure				23,753,813

	Media – 5.4% (3.5% of Total Investments)

604	Affinion International Holdings Co, 144A	7.500%	7/30/18	B–	583,193
2,860	Altice US Finance I Corporation, 144A	5.375%	7/15/23	BB–	2,977,975
4,000	CCO Holdings LLC Finance Corporation, 144A, (9)	5.125%	5/01/23	BB+	4,150,000
7,000	CSC Holdings Inc., 144A	5.500%	4/15/27	Ba1	7,096,250
19,000	Dish DBS Corporation, (9)	5.125%	5/01/20	Ba3	19,522,500
3,000	Dish DBS Corporation	6.750%	6/01/21	Ba3	3,225,000

NUVEEN	71

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Media (continued)

$6,000	Dish DBS Corporation	7.750%	7/01/26	Ba3	$6,703,140
10,609	iHeartCommunications, Inc.	9.000%	12/15/19	Caa1	8,878,407
41,015	iHeartCommunications, Inc., PIK	14.000%	2/01/21	CC	15,380,760
300	iHeartCommunications, Inc.	9.000%	3/01/21	Caa1	224,250
94,388	Total Media				68,741,475

	Multiline Retail – 0.6% (0.4% of Total Investments)

7,375	Dollar Tree, Inc.	5.750%	3/01/23	BB	7,791,688

	Oil, Gas & Consumable Fuels – 4.0% (2.6% of Total Investments)

7,000	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	6,230,000
21,000	Chesapeake Energy Corporation, 144A	8.000%	12/15/22	B+	22,417,500
4,000	Oasis Petroleum Inc.	6.875%	3/15/22	B+	4,100,000
18,000	Whiting Petroleum Corporation	5.000%	3/15/19	BB–	18,324,000
50,000	Total Oil, Gas & Consumable Fuels				51,071,500

	Pharmaceuticals – 0.2% (0.1% of Total Investments)

4,850	Concordia Healthcare Corporation, 144A	9.500%	10/21/22	CCC	2,061,250

	Semiconductors & Semiconductor Equipment – 1.3% (0.8% of Total Investments)

3,167	Advanced Micro Devices, Inc.	7.500%	8/15/22	CCC+	3,479,741
1,719	Advanced Micro Devices, Inc.	7.000%	7/01/24	CCC+	1,779,165
10,625	Micron Technology, Inc., 144A, (9)	7.500%	9/15/23	Baa2	11,793,750
15,511	Total Semiconductors & Semiconductor Equipment				17,052,656

	Software – 0.6% (0.4% of Total Investments)

2,830	Balboa Merger Sub Inc., 144A	11.375%	12/01/21	CCC+	3,113,000
5,000	BMC Software Finance Inc., 144A, (9)	8.125%	7/15/21	CCC+	4,825,000
7,830	Total Software				7,938,000

	Specialty Retail – 0.3% (0.2% of Total Investments)

9,500	Claires Stores, Inc., 144A	9.000%	3/15/19	CCC–	4,560,000

	Technology Hardware, Storage & Peripherals – 1.4% (0.9% of Total Investments)

5,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A, (9)	5.875%	6/15/21	BB+	5,274,090
5,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A, (9)	7.125%	6/15/24	BB+	5,474,284
7,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A, (9)	6.020%	6/15/26	BBB–	7,557,277
17,000	Total Technology Hardware, Storage & Peripherals				18,305,651

	Wireless Telecommunication Services – 6.7% (4.3% of Total Investments)

7,000	Altice Financing SA, 144A, (9)	6.625%	2/15/23	BB–	7,310,625
1,000	Hughes Satellite Systems Corporation, 144A	6.625%	8/01/26	BB–	1,035,000
6,000	Hughes Satellite Systems Corporation, 144A	5.250%	8/01/26	BBB–	6,000,000
12,000	Sprint Communications Inc., (9)	7.000%	8/15/20	B+	12,840,000
2,500	Sprint Corporation	7.250%	9/15/21	B+	2,675,000
29,000	Sprint Corporation, (9)	7.875%	9/15/23	B+	31,699,900
10,000	T-Mobile USA Inc., (9)	6.250%	4/01/21	BB	10,362,000
12,000	T-Mobile USA Inc., (9)	6.375%	3/01/25	BB	12,975,000
79,500	Total Wireless Telecommunication Services				84,897,525
$441,319	Total Corporate Bonds (cost $434,747,778)				390,805,750
	Total Long-Term Investments (cost $1,957,960,625)				1,880,904,506

72	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 8.3% (5.3% of Total Investments)

	REPURCHASE AGREEMENTS – 8.3% (5.3% of Total Investments)

$105,747	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/17, repurchase price $105,747,083, collateralized by: $1,425,000 U.S. Treasury Notes, 1.375%, due 4/30/21, value $1,403,435; $104,815,000 U.S. Treasury Notes, 2.250%, due 7/31/21, value $106,460,910	0.030%	2/01/17	$105,746,995
	Total Short-Term Investments (cost $105,746,995)			105,746,995
	Total Investments (cost $2,063,707,620) – 155.9%			1,986,651,501
	Borrowings – (44.0)% (10), (11)			(561,000,000)
	Reverse Repurchase Agreements – (11.4)% (12)			(145,000,000)
	Other Assets Less Liabilities – (0.5)% (13)			(6,349,700)
	Net Assets Applicable to Common Shares – 100%			$1,274,301,801

Investments in Derivatives as of January 31, 2017

Credit Default Swaps

Clearing Broker	Referenced Entity	Buy/Sell Protection (14)	Current Credit Spread (15)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC*	CDX.NA.HY.26	Sell	3.16%	$20,000,000	5.000%	6/20/21	$1,549,115	$(22,631)	$1,097,813
*	ICE Clear Credit LLC is the clearing house for this transaction.

NUVEEN	73

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	January 31, 2017 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(6)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(8)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(9)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements.

(10)	Borrowings as a percentage of Total Investments is 28.2%.

(11)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives or reverse repurchase agreements, when applicable) in the Portfolio of Investments as collateral for borrowings.

(12)	Reverse Repurchase Agreements as a percentage of Total Investments is 7.3%.

(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives is recognized as part of cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

(14)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(15)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

PIK	All or a portion of this security is payment-in-kind.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

ETF	Exchange-Traded Fund

S&P	Standard & Poor’s

ICE	International Exchange

See accompanying notes to financial statements.

74	NUVEEN

Statement of Assets and Liabilities	January 31, 2017 (Unaudited)

	NSL	JFR	JRO	JSD	JQC
Assets
Long-term investments, at value (cost $412,377,907, $963,152,494, $677,852,703, $275,502,241 and $1,957,960,625, respectively)	$399,802,777	$937,571,330	$658,114,906	$270,748,652	$1,880,904,506
Short-term investments, at value (cost approximates value)	23,888,748	73,311,435	47,667,107	16,871,737	105,746,995
Cash	91,198	193,174	130,648	53,817	41,251
Cash collateral at brokers(1)	900,000	—	—	270,000	759,426
Cash denominated in foreign currencies (cost $7,628, $19,422, $12,975, $— and $—, respectively)	7,277	18,527	12,377	—	—
Credit default swaps premiums paid	—	—	—	—	451,302
Unrealized appreciation on interest rate swaps, net	—	238,639	221,906	—	—
Receivable for:
Dividends	106,295	329,398	258,744	—	129,043
Interest	2,397,085	5,453,199	4,047,914	1,574,874	12,966,223
Investments sold	15,320,244	31,695,111	19,931,529	8,892,322	53,509,586
Reclaims	—	—	—	—	34,599
Shares sold	—	31,001	—	—	—
Other assets	153,971	151,009	115,792	57,011	319,835
Total assets	442,667,595	1,048,992,823	730,500,923	298,468,413	2,054,862,766
Liabilities
Borrowings	104,000,000	258,900,000	178,800,000	64,000,000	561,000,000
Reverse repurchase agreements	—	—	—	—	145,000,000
Unrealized depreciation on interest rate swaps	685,943	—	—	224,103	—
Payable for:
Dividends	1,497,080	3,693,510	2,692,894	990,281	7,049,419
Investments purchased	23,724,895	45,601,277	34,120,334	14,949,552	64,167,766
Offering costs	133,000	199,187	220,312	—	—
Variation margin on swap contracts	—	—	—	—	22,631
Term Preferred Shares (“Term Preferred”), net of deferred offering costs (liquidation preference $43,000,000, $90,200,000, $63,000,000, $35,000,000 and $—, respectively)	42,174,140	89,250,956	62,080,298	34,275,818	—
Accrued expenses:
Interest	—	11,183	223,972	89,894	1,292,917
Management fees	284,637	659,069	469,313	194,914	1,357,105
Trustees fees	67,569	125,500	79,539	14,009	335,290
Other	141,218	143,870	152,998	47,693	335,837
Total liabilities	172,708,482	398,584,552	278,839,660	114,786,264	780,560,965
Net assets applicable to common shares	$269,959,113	$650,408,271	$451,661,263	$183,682,149	$1,274,301,801
Common shares outstanding	38,621,872	55,169,216	38,482,146	10,095,286	135,766,990
Net asset value (“NAV”) per common share outstanding	$6.99	$11.79	$11.74	$18.19	$9.39
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	$386,219	$551,692	$384,821	$100,953	$1,357,670
Paid-in surplus	324,463,130	765,737,345	526,415,807	192,244,418	1,685,676,692
Undistributed (Over-distribution of) net investment income	1,384,577	(953,806)	(225,592)	(49,235)	(5,567,240)
Accumulated net realized gain (loss)	(43,013,389)	(89,583,540)	(55,397,284)	(3,636,295)	(331,207,701)
Net unrealized appreciation (depreciation)	(13,261,424)	(25,343,420)	(19,516,489)	(4,977,692)	(75,957,620)
Net assets applicable to common shares	$269,959,113	$650,408,271	$451,661,263	$183,682,149	$1,274,301,801
Authorized shares:
Common	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Preferred	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
(1)	Cash pledged to collateralize the net payment obligations for investments in derivatives.

See accompanying notes to financial statements.

NUVEEN	75

Statement of Operations	Six Months Ended January 31, 2017 (Unaudited)

	NSL	JFR	JRO	JSD	JQC
Investment Income
Interest and dividends	$12,129,324	$28,048,873	$20,193,940	$8,550,526	$51,397,702
Fees	450,681	958,690	693,463	298,686	1,703,062
Total investment income	12,580,005	29,007,563	20,887,403	8,849,212	53,100,764
Expenses
Management fees	1,696,683	4,046,072	2,830,100	1,141,130	7,998,728
Interest expense and amortization of offering costs	1,610,085	3,789,205	2,704,744	881,759	7,138,685
Custodian fees	74,435	147,205	105,188	58,906	223,262
Trustees fees	6,547	15,607	10,883	4,385	29,957
Professional fees	62,105	98,162	105,278	71,142	50,734
Shareholder reporting expenses	28,419	53,881	39,052	18,200	116,489
Shareholder servicing agent fees	17,233	17,036	16,845	13,118	2,319
Stock exchange listing fees	6,237	8,912	6,214	3,939	21,954
Investor relations expenses	23,164	53,713	37,370	17,065	109,018
Other	19,457	22,867	21,439	13,066	23,551
Total expenses	3,544,365	8,252,660	5,877,113	2,222,710	15,714,697
Net investment income (loss)	9,035,640	20,754,903	15,010,290	6,626,502	37,386,067
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments and foreign currency	(4,021,269)	(9,748,326)	(5,946,374)	(908,916)	(9,949,557)
Swaps	39,180	3,663	6,855	(180,967)	455,254
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	13,306,667	33,965,903	22,782,636	7,839,582	32,736,330
Swaps	(685,943)	238,639	221,906	(76,566)	643,488
Net realized and unrealized gain (loss)	8,638,635	24,459,879	17,065,023	6,673,133	23,885,515
Net increase (decrease) in net assets applicable to common shares from operations	$17,674,275	$45,214,782	$32,075,313	$13,299,635	$61,271,582

See accompanying notes to financial statements.

76	NUVEEN

Statement of Changes in Net Assets	(Unaudited)

	NSL		JFR
	Six Months Ended 1/31/17	Year Ended 7/31/16	Six Months Ended 1/31/17	Year Ended 7/31/16
Operations
Net investment income (loss)	$9,035,640	$17,534,487	$20,754,903	$40,039,909
Net realized gain (loss) from:
Investments and foreign currency	(4,021,269)	(1,495,922)	(9,748,326)	(2,197,879)
Swaps	39,180	—	3,663	—
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	13,306,667	(15,170,917)	33,965,903	(34,129,400)
Swaps	(685,943)	—	238,639	—
Net increase (decrease) in net assets applicable to common shares from operations	17,674,275	867,648	45,214,782	3,712,630
Distributions to Common Shareholders
From net investment income	(8,786,476)	(16,299,305)	(21,433,240)	(39,887,343)
From accumulated net realized gains	—	—	—	—
Decrease in net assets applicable to common shares from distributions to common shareholders	(8,786,476)	(16,299,305)	(21,433,240)	(39,887,343)
Capital Share Transactions
Common shares:
Net proceeds from shares issued to shareholders due to reinvestment of distributions	—	—	—	—
Cost of shares repurchased and retired	—	(27,250)	—	—
Net increase (decrease) in net assets applicable to common shares from capital share transactions	—	(27,250)	—	—
Net increase (decrease) in net assets applicable to common shares	8,887,799	(15,458,907)	23,781,542	(36,174,713)
Net assets applicable to common shares at the beginning of period	261,071,314	276,530,221	626,626,729	662,801,442
Net assets applicable to common shares at the end of period	$269,959,113	$261,071,314	$650,408,271	$626,626,729
Undistributed (Over-distribution of) net investment income at the end of period	$1,384,577	$1,135,413	$(953,806)	$(275,469)

See accompanying notes to financial statements.

NUVEEN	77

Statement of Changes in Net Assets (Unaudited) (continued)

	JRO		JSD
	Six Months Ended 1/31/17	Year Ended 7/31/16	Six Months Ended 1/31/17	Year Ended 7/31/16
Operations
Net investment income (loss)	$15,010,290	$29,495,341	$6,626,502	$12,262,579
Net realized gain (loss) from:
Investments and foreign currency	(5,946,374)	(2,403,022)	(908,916)	(2,399,349)
Swaps	6,855	—	(180,967)	(411,245)
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	22,782,636	(26,311,460)	7,839,582	(8,940,636)
Swaps	221,906	—	(76,566)	50,691
Net increase (decrease) in net assets applicable to common shares from operations	32,075,313	780,859	13,299,635	562,040
Distributions to Common Shareholders
From net investment income	(15,641,980)	(29,320,832)	(6,148,029)	(11,750,913)
From accumulated net realized gains	—	—	—	(311,944)
Decrease in net assets applicable to common shares from distributions to common shareholders	(15,641,980)	(29,320,832)	(6,148,029)	(12,062,857)
Capital Share Transactions
Common shares:
Net proceeds from shares issued to shareholders due to reinvestment of distributions	39,101	—	—	—
Cost of shares repurchased and retired	—	—	—	—
Net increase (decrease) in net assets applicable to common shares from capital share transactions	39,101	—	—	—
Net increase (decrease) in net assets applicable to common shares	16,472,434	(28,539,973)	7,151,606	(11,500,817)
Net assets applicable to common shares at the beginning of period	435,188,829	463,728,802	176,530,543	188,031,360
Net assets applicable to common shares at the end of period	$451,661,263	$435,188,829	$183,682,149	$176,530,543
Undistributed (Over-distribution of) net investment income at the end of period	$(225,592)	$406,098	$(49,235)	$(527,708)

See accompanying notes to financial statements.

78	NUVEEN

	JQC
	Six Months Ended 1/31/17	Year Ended 7/31/16
Operations
Net investment income (loss)	$37,386,067	$78,359,710
Net realized gain (loss) from:
Investments and foreign currency	(9,949,557)	(19,197,503)
Swaps	455,254	115,868
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	32,736,330	(63,796,853)
Swaps	643,488	454,325
Net increase (decrease) in net assets applicable to common shares from operations	61,271,582	(4,064,453)
Distributions to Common Shareholders
From net investment income	(42,223,534)	(83,158,181)
From accumulated net realized gains	—	—
Decrease in net assets applicable to common shares from distributions to common shareholders	(42,223,534)	(83,158,181)
Capital Share Transactions
Common shares:
Net proceeds from shares issued to shareholders due to reinvestment of distributions	—	—
Cost of shares repurchased and retired	—	(2,286,458)
Net increase (decrease) in net assets applicable to common shares from capital share transactions	—	(2,286,458)
Net increase (decrease) in net assets applicable to common shares	19,048,048	(89,509,092)
Net assets applicable to common shares at the beginning of period	1,255,253,753	1,344,762,845
Net assets applicable to common shares at the end of period	$1,274,301,801	$1,255,253,753
Undistributed (Over-distribution of) net investment income at the end of period	$(5,567,240)	$(729,773)

See accompanying notes to financial statements.

NUVEEN	79

Statement of Cash Flows	Six Months Ended January 31, 2017 (Unaudited)

	NSL	JFR	JRO	JSD	JQC
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$17,674,275	$45,214,782	$32,075,313	$13,299,635	$61,271,582
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(91,840,452)	(214,852,417)	(161,151,642)	(68,856,449)	(491,434,312)
Proceeds from sales and maturities of investments	99,443,360	259,830,564	183,730,749	76,032,055	530,044,850
Proceeds from (Purchases of) short-term investments, net	(8,001,741)	(41,608,597)	(23,250,232)	(9,321,026)	(1,209,041)
Proceeds from (Payments for) swap contracts, net	39,180	3,663	6,855	(180,967)	455,254
Premiums received (paid) for credit default swaps	—	—	—	191,609	51,900
Payment-in-kind distributions	(123,111)	(288,236)	(208,193)	(55,580)	(417,943)
Proceeds from litigation settlement	—	—	—	15,388	182,978
Amortization (Accretion) of premiums and discounts, net	(1,064,380)	(1,675,180)	(1,421,027)	(843,714)	210,768
Amortization of deferred offering costs	144,818	261,629	186,589	97,267	—
(Increase) Decrease in:
Cash collateral at brokers	(900,000)	—	—	(270,000)	(109,431)
Receivable for dividends	(106,295)	(329,398)	(258,744)	—	(129,043)
Receivable for interest	748,437	1,671,703	1,497,933	424,426	3,204,795
Receivable for investments sold	(4,732,555)	(5,694,676)	(4,795,131)	(376,820)	7,044,358
Receivable for reclaims	—	—	—	—	246
Receivable for shares sold	—	(31,001)	—	—	—
Receivable for variation margin on swaps	—	—	—	—	75,448
Other assets	33,706	235,176	128,867	(34,949)	13,533
Increase (Decrease) in:
Payable for investments purchased	6,036,639	4,059,980	6,914,405	2,726,238	(44,135,384)
Payable for variation margin on swap contracts	—	—	—	—	22,631
Accrued interest	(136,450)	(309,432)	(2,610)	(38,080)	177,623
Accrued management fees	6,600	4,093	11,704	6,703	27,207
Accrued Trustees fees	3,986	9,725	6,786	2,584	17,388
Accrued other expenses	(93,857)	(221,220)	(155,673)	(27,573)	3,154
Net realized (gain) loss from:
Investments and foreign currency	4,021,269	9,748,326	5,946,374	908,916	9,949,557
Swaps	(39,180)	(3,663)	(6,855)	180,967	(455,254)
Change in net unrealized (appreciation) depreciation of:
Investments and foreign currency	(13,306,667)	(33,965,903)	(22,782,636)	(7,839,582)	(32,736,330)
Swaps(1)	685,943	(238,639)	(221,906)	76,566	—
Net cash provided by (used in) operating activities	8,493,525	21,821,279	16,250,926	6,117,614	42,126,534
Cash Flows from Financing Activities:
Proceeds from borrowings	18,000,000	73,100,000	58,600,000	—	—
Repayments of borrowings	(15,000,000)	(55,000,000)	(46,600,000)	—	—
(Payments for) deferred offering costs	(883,808)	(1,021,448)	(970,561)	—	—
(Payments for) VRTP Shares redeemed, at liquidation preference	(45,000,000)	(108,000,000)	(75,000,000)	—	—
Proceeds from Term Preferred Shares issued, at liquidation preference	43,000,000	90,200,000	63,000,000	—	—
Increase (Decrease) in payable for offering costs	133,000	199,187	220,312	—	—
Cash distributions paid to common shareholders	(8,651,519)	(21,105,844)	(15,370,029)	(6,063,797)	(42,085,283)
Net cash provided by (used in) financing activities	(8,402,327)	(21,628,105)	(16,120,278)	(6,063,797)	(42,085,283)
Net Increase (Decrease) in Cash	91,198	193,174	130,648	53,817	41,251
Cash at the beginning of period	—	—	—	—	—
Cash at the end of period	91,198	193,174	130,648	53,817	41,251

Supplemental Disclosure of Cash Flow Information	NSL	JFR	JRO	JSD	JQC
Cash paid for interest (excluding borrowing and amortization of offering costs)	$1,527,810	$3,679,755	$2,380,769	$783,918	$6,961,062
Non-cash financing activities not included herein consists of reinvestments of common share distributions	—	—	39,101	—	—
(1)	Excluding over-the-counter cleared swaps.

See accompanying notes to financial statements.

80	NUVEEN

THIS PAGE INTENTIONALLY LEFT BLANK

NUVEEN	81

Financial

Highlights (Unaudited)

Selected data for a common share outstanding throughout each period:

		Investment Operations			Less Distributions to Common Shareholders			Common Share
	Beginning Common Share NAV	Net Invest ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumu lated Net Realized Gains	Total	Offering Costs		Discount per Share Repurchased and Retired		Premium per Share Sold through Shelf Offering		Ending NAV	Ending Share Price

NSL
Year Ended 7/31:
2017(h)	$6.76	$0.23	$0.23	$0.46	$(0.23)	$—	$(0.23)	$—		$—		$—		$6.99	$6.93
2016	7.16	0.45	(0.43)	0.02	(0.42)	—	(0.42)	—		—	*	—		6.76	6.25
2015	7.51	0.45	(0.38)	0.07	(0.42)	—	(0.42)	—		—		—		7.16	6.34
2014	7.46	0.44	0.05	0.49	(0.44)	—	(0.44)	—		—		—		7.51	6.98
2013	7.07	0.54	0.35	0.89	(0.56)	—	(0.56)	(0.01)		—		0.07		7.46	7.45
2012	7.12	0.57	(0.10)	0.47	(0.54)	—	(0.54)	—		—		0.02		7.07	7.29

JFR
Year Ended 7/31:
2017(h)	11.36	0.38	0.44	0.82	(0.39)	—	(0.39)	—		—		—		11.79	12.05
2016	12.01	0.73	(0.66)	0.07	(0.72)	—	(0.72)	—		—		—		11.36	10.68
2015	12.59	0.75	(0.61)	0.14	(0.72)	—	(0.72)	—		—		—		12.01	10.67
2014	12.54	0.75	0.06	0.81	(0.76)	—	(0.76)	—	*	—		—	*	12.59	11.72
2013	11.87	0.90	0.68	1.58	(0.97)	—	(0.97)	—	*	—		0.06		12.54	12.72
2012	12.06	1.02	(0.25)	0.77	(0.96)	—	(0.96)	—		—		—	*	11.87	11.78

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

(c)	•	Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares (as described in Note 4 – Fund Shares, Preferred Shares) and/or borrowings (as described in Note 9 – Borrowing Arrangements), where applicable.
	•	Each ratio includes the effect of all interest expense paid and other costs related to preferred shares and/or borrowings, where applicable, as follows:

Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
NSL
Year Ended 7/31:
2017(h)	1.20	%**
2016	1.08
2015	0.89
2014	0.72
2013	0.47
2012	0.47

Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
JFR
Year Ended 7/31:
2017(h)	1.18	%**
2016	1.08
2015	0.88
2014	0.71
2013	0.48
2012	0.51

82	NUVEEN

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets Before Reimbursement(c)				Ratios to Average Net Assets After Reimbursement(c)(d)
Based on NAV(b)	Based on Share Price(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)(e)		Expenses	Net Investment Income (Loss)(e)	Portfolio Turnover Rate(g)

6.86%	14.73%	$269,959	2.65	%**	6.75	%**	N/A	N/A	25%
0.61	5.89	261,071	2.53		6.84		N/A	N/A	29
0.96	(3.25)	276,530	2.37		6.08		N/A	N/A	34
6.78	(0.29)	290,088	2.15		5.89		N/A	N/A	58
13.89	10.23	288,025	1.74		7.32		N/A	N/A	76
7.34	12.78	231,866	1.82		8.34		N/A	N/A	64

7.31	16.74	650,408	2.57	**	6.46	**	N/A	N/A	24
0.93	7.50	626,627	2.46		6.52		N/A	N/A	26
1.15	(2.88)	662,801	2.29		6.08		N/A	N/A	33
6.62	(1.84)	694,584	2.05		5.94		N/A	N/A	52
14.26	16.76	691,312	1.71		7.34		N/A	N/A	69
6.91	12.43	572,118	1.79		8.72		1.72%	8.80%	57

(d)	After expense reimbursement from the Adviser, where applicable. As of March 31, 2012, the Adviser is no longer reimbursing JFR for any fees or expenses.
(e)	Each Ratio of Net Investment Income (Loss) includes the effect of the increase (decrease) of the net realizable value of the receivable for the matured senior loans. The increase (decrease) to the Ratios of Net Investment Income (Loss) to Average Net Assets Applicable to Common Shares were as follows:

Increase (Decrease) of Ratios of Net Investment Income (Loss) to Average Net Assets Applicable to Common Shares(f)
NSL
Year Ended 7/31:
2017(h)	—%
2016	—
2015	—
2014	—
2013	—
2012	(0.01)

Increase (Decrease) of Ratios of Net Investment Income (Loss) to Average Net Assets Applicable to Common Shares(f)
JFR
Year Ended 7/31:
2017(h)	—%
2016	—
2015	—
2014	—
2013	—
2012	0.01

(f)	The Fund had no matured senior loans subsequent to the fiscal year ended July 31, 2012.
(g)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(h)	For the six months ended January 31, 2017.
*	Rounds to less than $0.01 per share.
**	Annualized.
N/A	Fund no longer has a contractual reimbursement agreement with the Adviser.

See accompanying notes to financial statements.

NUVEEN	83

Financial Highlights (Unaudited) (continued)

Selected data for a common share outstanding throughout each period:

		Investment Operations			Less Distributions to Common Shareholders			Common Share
	Beginning Common Share NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumu lated Net Realized Gains	Total	Offering Costs		Premium per Share Sold through Shelf Offering		Ending NAV	Ending Share Price

JRO
Year Ended 7/31:
2017(h)	$11.31	$0.39	$0.45	$0.84	$(0.41)	$—	$(0.41)	$—		$—		$11.74	$12.16
2016	12.05	0.77	(0.75)	0.02	(0.76)	—	(0.76)	—		—		11.31	10.72
2015	12.68	0.79	(0.66)	0.13	(0.76)	—	(0.76)	—		—		12.05	10.82
2014	12.55	0.78	0.14	0.92	(0.79)	—	(0.79)	—	*	—	*	12.68	12.40
2013	11.84	0.95	0.68	1.63	(1.04)	—	(1.04)	(0.01)		0.13		12.55	12.73
2012	11.96	1.13	(0.26)	0.87	(1.01)	—	(1.01)	—		0.02		11.84	12.09

JSD
Year Ended 7/31:
2017(h)	17.49	0.66	0.65	1.31	(0.61)	—	(0.61)	—		—		18.19	18.15
2016	18.63	1.21	(1.16)	0.05	(1.16)	(0.03)	(1.19)	—		—		17.49	16.16
2015	19.48	1.22	(0.87)	0.35	(1.16)	(0.04)	(1.20)	—		—		18.63	16.41
2014	19.91	1.29	(0.02)	1.27	(1.37)	(0.33)	(1.70)	—	*	—		19.48	18.20
2013	19.49	1.61	0.49	2.10	(1.61)	(0.07)	(1.68)	—		—	*	19.91	19.89
2012	19.08	1.56	0.25	1.81	(1.40)	—	(1.40)	—		—		19.49	19.54

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

(c)	•	Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares (as described in Note 4 – Fund Shares, Preferred Shares) and/or borrowings (as described in Note 9 – Borrowing Arrangements), where applicable.
	•	Each ratio includes the effect of all interest expense paid and other costs related to preferred shares and/or borrowings, where applicable, as follows:

Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
JRO
Year Ended 7/31:
2017(h)	1.21	%**
2016	1.08
2015	0.89
2014	0.71
2013	0.46
2012	0.47

Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
JSD
Year Ended 7/31:
2017(h)	0.97	%**
2016	0.82
2015	0.45
2014	0.50
2013	0.50
2012	0.47

84	NUVEEN

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets Before Reimbursement(c)				Ratios to Average Net Assets After Reimbursement(c)(d)

Based on NAV(b)	Based on Share Price(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)(e)		Expenses	Net Investment Income (Loss)(e)	Portfolio Turnover Rate(g)

7.51%	17.52%	$451,661	2.63	%**	6.72	%**	N/A	N/A	26%
0.53	6.91	435,189	2.49		6.91		N/A	N/A	27
1.03	(6.74)	463,729	2.31		6.41		N/A	N/A	34
7.54	3.91	487,784	2.07		6.16		N/A	N/A	55
15.27	14.42	482,204	1.71		7.73		N/A	N/A	72
8.03	15.20	369,939	1.74		9.75		1.65%	9.85%	85

7.65	16.37	183,682	2.45	**	7.30	**	N/A	N/A	27
0.62	6.52	176,531	2.27		7.05		N/A	N/A	34
1.87	(3.27)	188,031	1.78		6.43		N/A	N/A	31
6.59	0.16	196,613	1.88		6.52		N/A	N/A	45
11.17	10.77	201,031	1.80		8.12		N/A	N/A	82
9.96	14.77	195,165	1.75		8.25		N/A	N/A	62

(d)	After expense reimbursement from the Adviser, where applicable. As of July 31, 2012, the Adviser is no longer reimbursing JRO for any fees or expenses.
(e)	Each Ratio of Net Investment Income (Loss) includes the effect of the increase (decrease) of the net realizable value of the receivable for matured senior loans. The increase (decrease) to the Ratios of Net Investment Income (Loss) to Average Net Assets Applicable to Common Shares were as follows:

Increase (Decrease) to Ratios of Net Investment Income (Loss) to Average Net Assets Applicable to Common Shares(f)
JRO
Year Ended 7/31:
2017(h)	—%
2016	—
2015	—
2014	—
2013	—
2012	0.01

Increase (Decrease) to Ratios of Net Investment Income (Loss) to Average Net Assets Applicable to Common Shares(f)
JSD
Year Ended 7/31:
2017(h)	—%
2016	—
2015	—
2014	—
2013	—
2012	—

(f)	JRO had no matured senior loans subsequent to the fiscal year ended July 31, 2012. JSD has not had any matured senior loans since its commencement of operations on May 25, 2011.
(g)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(h)	For the six months ended January 31, 2017.
*	Rounds to less than $0.01 per share.
**	Annualized.
N/A	Fund does not have, or no longer has, a contractual reimbursement agreement with the Adviser.

See accompanying notes to financial statements.

NUVEEN	85

Financial Highlights (Unaudited) (continued)

Selected data for a common share outstanding throughout each period:

		Investment Operations			Less Distributions to Common Shareholders				Common Share
	Beginning Common Share NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Return of Capital	Total	Discount per Share Repurchased and Retired		Ending NAV	Ending Share Price

JQC
Year Ended 7/31:
2017(k)	$9.25	$0.28	$0.17	$0.45	$(0.31)	$—	$—	$(0.31)	$—		$9.39	$8.84
2016	9.88	0.58	(0.60)	(0.02)	(0.61)	—	—	(0.61)	—	*	9.25	8.43
2015	10.25	0.62	(0.43)	0.19	(0.56)	—	—	(0.56)	—	*	9.88	8.59
2014	10.13	0.60	0.16	0.76	(0.64)	—	—	(0.64)	—	*	10.25	9.05
2013(j)	9.88	0.42	0.29	0.71	(0.46)	—	—	(0.46)	—		10.13	10.03
Year Ended 12/31:
2012	9.18	0.78	0.72	1.50	(0.80)	—	—	(0.80)	—		9.88	9.65
2011	10.13	0.55	(0.72)	(0.17)	(0.79)	—	—	(0.79)	0.01		9.18	8.05

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

(c)	After expense reimbursement from the Adviser, where applicable. As of June 30, 2011, the Adviser is no longer reimbursing the Fund for any fees or expenses.

(d)	•	Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to reverse repurchase agreements and borrowings, where applicable (as described in Note 9 – Borrowing Arrangements).
	•	Each ratio includes the effect of dividends expense on securities sold short and all interest expense and other costs related to reverse repurchase agreements and borrowings, where applicable, as follows:

JQC	Ratios of Dividends Expense on Securities Sold Short to Average Net Assets Applicable to Common Shares(i)		Ratios of Borrowings Interest Expense to Average Net Assets Applicable to Common Shares
Year Ended 7/31:
2017(k)	—%		1.12	%***
2016	—		1.01
2015	—		0.66
2014	—		0.52
2013(j)	—		0.55	***
Year Ended 12/31:
2012	—	**	0.58
2011	—	**	0.43

86	NUVEEN

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets Before Reimbursement(d)				Ratios to Average Net Assets After Reimbursement(c)(d)
Based on NAV(b)	Based on Share Price(b)	Ending Net Assets (000)	Expenses		Net Investment Income Loss(f)		Expenses		Net Investment Income Loss(f)		Portfolio Turnover Rate(h)

4.94%	8.70%	$1,274,302	2.46	%***	5.85	%***	N/A		N/A		26%
0.11	5.98	1,255,254	2.41		6.32		N/A		N/A		46
1.82	1.02	1,344,763	1.95		6.16		N/A		N/A		61
7.74	(3.44)	1,396,303	1.77		5.84		1.76	%(e)	5.85	%(e)	65
7.32	8.80	1,380,261	1.77	***	7.22	***	N/A		N/A		44

16.80	30.55	1,345,657	1.86		8.07		N/A		N/A		127
(1.70)	0.24	1,250,245	1.70		5.44		1.65		5.49		37

(e)	During the fiscal year ended July 31, 2014, the Adviser voluntarily reimbursed the Fund for certain expenses incurred in connection with a common shares equity shelf program. As a result the Expenses and Net Investment Income (Loss) Ratios to Average Net Assets Applicable to Common Shares reflect the voluntary expense reimbursement from Adviser.
(f)	Each Ratio of Net Investment Income (Loss) includes the effect of the increase (decrease) of the net realizable value of the receivable for matured senior loans. The increase (decrease) to the Ratios of Net Investment Income (Loss) to Average Net Assets Applicable to Common Shares were as follows:

Increase (Decrease) to Ratios of Net Investment Income (Loss) to Average Net Assets Applicable to Common Shares(g)
Year Ended 7/31:
2017(k)	—%
2016	—
2015	—
2014	—
2013(j)	—
Year Ended 12/31:
2012	—	**
2011	—	**

(g)	The Fund had no matured senior loans subsequent to the fiscal year ended December 31, 2012.
(h)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(i)	Effective for periods beginning after December 31, 2012, the Fund no longer makes short sales of securities.
(j)	For the seven months ended July 31, 2013.
(k)	For the six months ended January 31, 2017.
*	Rounds to less than $0.01 per share.
**	Rounds to less than 0.01%.
***	Annualized.
N/A	Fund no longer has a contractual reimbursement agreement with the Adviser.

See accompanying notes to financial statements.

NUVEEN	87

Financial Highlights (Unaudited) (continued)

	Borrowings at the End of Period		VRTP Shares at the End of Period		Term Preferred at the End of Period		Borrowings, VRTP Shares and/or Term Preferred at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $1,000 Share(c)	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $1,000 Share	Asset Coverage Per $1 Liquidation Preference
NSL
Year Ended 7/31:
2017(b)	$104,000	$4,009	$—	$—	$43,000	$2,836	$2.84
2016	101,000	4,030	45,000	278,816	—	—	2.79
2015	112,500	3,974	58,000	262,188	—	—	2.62
2014	112,000	4,108	58,000	270,640	—	—	2.71
2013	123,000	3,342	—	—	—	—	—
2012	100,000	3,319	—	—	—	—	—

JFR
Year Ended 7/31:
2017(b)	258,900	3,861	—	—	90,200	2,863	2.86
2016	240,800	4,051	108,000	279,652	—	—	2.80
2015	270,300	3,966	139,000	261,935	—	—	2.62
2014	269,000	4,099	139,000	270,241	—	—	2.70
2013	295,200	3,342	—	—	—	—	—
2012	249,200	3,296	—	—	—	—	—

JRO
Year Ended 7/31:
2017(b)	178,800	3,878	—	—	63,000	2,868	2.87
2016	166,800	4,059	75,000	279,979	—	—	2.80
2015	188,800	3,975	98,000	261,691	—	—	2.62
2014	188,000	4,116	98,000	270,554	—	—	2.71
2013	201,900	3,388	—	—	—	—	—
2012	159,900	3,314	—	—	—	—	—

JSD
Year Ended 7/31:
2017(b)	64,000	4,417	—	—	35,000	2,855	2.86
2016	64,000	4,305	—	—	35,000	2,783	2.78
2015	85,200	3,207	—	—	—	—	—
2014	85,000	3,313	—	—	—	—	—
2013	85,000	3,365	—	—	—	—	—
2012	85,000	3,296	—	—	—	—	—

JQC
Year Ended 7/31:
2017(b)	561,000	3,271	—	—	—	—	—
2016	561,000	3,238	—	—	—	—	—
2015	640,000	3,101	—	—	—	—	—
2014	606,000	3,304	—	—	—	—	—
2013(a)	561,000	3,460	—	—	—	—	—
Year Ended 12/31:
2012	561,000	3,399	—	—	—	—	—
2011	517,000	3,418	—	—	—	—	—

88	NUVEEN

(a)	For the seven months ended July 31, 2013.
(b)	For the six months ended January 31, 2017.
(c)	Beginning with the fiscal year ended July 31, 2017, the Funds are calculating Asset Coverage Per $1,000 of Borrowings as defined under the 1940 Act and not as defined for financial reporting purposes. For purposes of calculating Asset Coverage as defined under the 1940 Act, the outstanding preferred shares are excluded because they are treated as to be equity for regulatory purposes. The Asset Coverage amounts presented in the table above are calculated in accordance with the 1940 Act, and therefore the Asset Coverage per $1,000 of Borrowings reflects the amount of Fund total assets (less all liabilities not represented by borrowings and preferred shares) per $1,000 of borrowings alone.

For financial reporting purposes, preferred shares are considered to be debt. For the fiscal years ended July 31, 2014 through July 31, 2016, the Asset Coverage amounts per $1,000 of Borrowings reflected the amount of Fund total assets (less all liabilities not represented by borrowings and preferred shares) per $1,000 of the combined amount of borrowings and outstanding preferred shares and the Asset Coverage amounts per financial reporting purposes as follows:

	Borrowings at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $1,000 Share
NSL
Year Ended 7/31:
2016	$101,000	$2,788
2015	112,500	2,622
2014	112,000	2,706

	Borrowings at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $1,000 Share
JFR
Year Ended 7/31:
2016	$240,800	$2,797
2015	270,300	2,619
2014	269,000	2,702

	Borrowings at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $1,000 Share
JRO
Year Ended 7/31:
2016	$166,800	$2,800
2015	188,800	2,617
2014	188,000	2,706

	Borrowings at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $1,000 Share
JSD
Year Ended 7/31:
2016	$64,000	$2,783

See accompanying notes to financial statements.

NUVEEN	89

Notes to

Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

Fund Information

The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):

•	Nuveen Senior Income Fund (NSL)

•	Nuveen Floating Rate Income Fund (JFR)

•	Nuveen Floating Rate Income Opportunity Fund (JRO)

•	Nuveen Short Duration Credit Opportunities Fund (JSD)

•	Nuveen Credit Strategies Income Fund (JQC)

The Funds are registered under the Investment Company Act of 1940, as amended, as diversified closed-end management investment companies. NSL, JFR, JRO, JSD and JQC were organized as Massachusetts business trusts on August 13, 1999, January 15, 2004, April 27, 2004, January 3, 2011 and May 17, 2003, respectively.

The end of the reporting period for the Funds is January 31, 2017, and the period covered by these Notes to Financial Statements is the six months ended January 31, 2017 (the “current fiscal period”).

Investment Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Symphony Asset Management, LLC (“Symphony”), an affiliate of Nuveen, under which Symphony manages the investment portfolios of the Funds. The Adviser is responsible for overseeing the Funds’ investments in interest rate and credit default swap contracts.

Investment Objectives and Principal Investment Strategies

NSL’s investment objective is to achieve a high level of current income, consistent with capital preservation. The Fund invests at least 80% of its managed assets (as defined in Note 7 – Management Fees and Other Transactions with Affiliates) in adjustable rate senior loans. Senior loans that satisfy the 80% requirement may be secured or unsecured so long as any unsecured senior loans are investment grade quality. The Fund invests at least 65% of its managed assets in adjustable rate senior loans that are secured by specific collateral. The Fund may invest a substantial portion of its managed assets in senior loans and other debt instruments that are, at the time of investment, rated below investment grade or are unrated but judged to be of comparable quality by Symphony.

JFR’s investment objective is to achieve a high level of current income. The Fund invests at least 80% of its managed assets in adjustable rate loans, primarily secured senior loans. As part of the 80% requirement, the Fund also may invest in unsecured senior loans and secured and unsecured subordinated loans. The Fund invests at least 65% of its managed assets in adjustable rate senior loans that are secured by specific collateral. The Fund may invest a substantial portion of its managed assets in senior loans and other debt instruments that are, at the time of investment, rated below investment grade or are unrated but judged to be of comparable quality by Symphony.

JRO’s investment objective is to achieve a high level of current income. The Fund invests at least 80% of its managed assets in adjustable rate loans, primarily secured senior loans. As part of the 80% requirement, the Fund also may invest in unsecured senior loans and secured and unsecured subordinated loans. The Fund invests at least 65% of its managed assets in adjustable rate senior loans that are secured by specific collateral.

JSD’s investment objective is to provide current income and the potential for capital appreciation. Under normal market circumstances the Fund will invest at least 70% of its managed assets in adjustable rate corporate debt instruments, including senior secured loans, second lien loans and other adjustable rate corporate debt instruments. The Fund may make limited tactical investments in high yield debt and other debt instruments of up to 30% of its managed assets. No more than 30% of the Fund’s managed assets may be invested in debt instruments that are, at the time of investment, rated CCC+ or Caa or below by any Nationally Recognized Statistical Rating Organization or that are unrated but judged by Symphony, to be of comparable quality.

90	NUVEEN

The Fund may enter into tactical short positions consisting primarily of high yield debt, either directly or through the use of derivatives, including credit default swaps, creating investment exposure or hedging existing long (positive) investment exposure in a notional amount up to 20% of its managed assets. The Fund may invest up to 20% of its managed assets in debt instruments of non-U.S. issuers that are U.S. dollar or non-U.S. dollar denominated. The Fund’s investments in debt instruments of non-U.S. issuers may include debt instruments of issuers located, or conducting their business, in emerging markets countries.

JQC’s investment objectives are high current income and total return. The Fund meets its investment objectives by investing approximately 70% of its managed assets in senior secured and second lien loans, and up to 30% of its managed assets across the capital structure of companies (including equity securities) with a primary emphasis on high yield bonds, convertible securities and other forms of income-producing securities.

The Funds can invest up to 5% in iBOXX Loan Total Return Swaps.

Significant Accounting Policies

Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Transactions

Investment transactions are recorded on a trade date basis. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.

As of the end of the reporting period, the Funds’ outstanding when-issued/delayed delivery purchase commitments were as follows:

	NSL	JFR	JRO	JSD	JQC
Outstanding when-issued/delayed delivery purchase commitments	$23,303,828	$44,403,677	$33,292,899	$14,538,186	$64,167,766

Investment Income

Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income, which reflects the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Fee income consists primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Fee income and amendment fees, if any, are recognized as “Fees” on the Statement of Operations.

Professional Fees

Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.

Dividends and Distributions to Common Shareholders

Dividends from net investment income to common shareholders are declared monthly. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications

Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

NUVEEN	91

Notes to Financial Statements (Unaudited) (continued)

Netting Agreements

In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivative Association, Inc. (“ISDA”) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 – Portfolio Securities and Investments in Derivatives.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to common shares from operations during the current fiscal period. Actual results may differ from those estimates.

2. Investment Valuation and Fair Value Measurements

The fair valuation input levels as described below are for fair value measurement purposes.

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1. Securities primarily traded on the NASDAQ National Market (“NASDAQ”) are valued at the NASDAQ Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or NASDAQ for which there were no transactions on a given day or securities not listed on a securities exchange or NASDAQ are valued at the quoted bid price and are generally classified as Level 2.

Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Funds’ Board of Trustees (the “Board”). The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.

Like most fixed-income securities, the senior and subordinated loans in which the Funds invest are not listed on an organized exchange. The secondary market of such investments may be less liquid relative to markets for other fixed-income securities. Consequently, the value of senior and subordinated loans, determined as described above, may differ significantly from the value that would have been determined had there been an active market for that senior loan. These securities are generally classified as Level 2.

Prices of swap contracts are also provided by a pricing service approved by the Board using the same methods as described above and are generally classified as Level 2.

Exchange-traded funds are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1.

Investments in investment companies are valued at their respective net asset value (“NAV”) on the valuation date and are generally classified as Level 1.

92	NUVEEN

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Funds’ shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares. If significant market events occur between the time of determination of the closing price of a foreign security on an exchange and the time that the Funds’ NAV is determined, or if under the Funds’ procedures, the closing price of a foreign security is not deemed to be reliable, the security would be valued at fair value as determined in accordance with procedures established in good faith by the Board. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

NSL	Level 1	Level 2	Level 3		Total
Long-Term Investments*:
Variable Rate Senior Loan Interests	$—	$357,543,364	$—		$357,543,364
Common Stocks**	3,632,427	2,585,398	—	***	6,217,825
$25 Par (or similar) Retail Preferred**	—	17	—		17
Corporate Bonds	—	36,041,571	—		36,041,571

Short-Term Investments:
Repurchase Agreements	—	23,888,748	—		23,888,748

Investments in Derivatives:
Interest Rate Swaps****	—	(685,943)	—		(685,943)
Total	$3,632,427	$419,373,155	$—		$423,005,582
JFR
Long-Term Investments*:
Variable Rate Senior Loan Interests	$—	$802,732,682	$—		$802,732,682
Common Stocks**	5,291,301	6,334,812	2		11,626,115
$25 Par (or similar) Retail Preferred**	—	110	—		110
Convertible Bonds	—	825,562	—		825,562
Corporate Bonds	—	77,896,327	—		77,896,327
Asset-Backed Securities	—	32,541,618	—		32,541,618
Investment Companies	11,948,916	—	—		11,948,916

Short-Term Investments:
Repurchase Agreements	—	73,311,435	—		73,311,435

Investments in Derivatives:
Interest Rate Swaps****	—	238,639	—		238,639
Total	$17,240,217	$993,881,185	$2		$1,011,121,404

NUVEEN	93

Notes to Financial Statements (Unaudited) (continued)

JRO	Level 1	Level 2	Level 3		Total
Long-Term Investments*:
Variable Rate Senior Loan Interests	$—	$570,589,162	$—		$570,589,162
Common Stocks**	4,786,279	5,186,499	1		9,972,779
$25 Par (or similar) Retail Preferred**	—	34	—		34
Convertible Bonds	—	534,187	—		534,187
Corporate Bonds	—	57,303,433	—		57,303,433
Asset-Backed Securities	—	19,715,311	—		19,715,311

Short-Term Investments:
Repurchase Agreements	—	47,667,107	—		47,667,107

Investments in Derivatives:
Interest Rate Swaps****	—	221,906	—		221,906
Total	$4,786,279	$701,217,639	$1		$706,003,919
JSD
Long-Term Investments*:
Variable Rate Senior Loan Interests	$—	$243,089,228	$—		$243,089,228
Common Stocks**	482,955	1,901,220	—		2,384,175
Corporate Bonds	—	25,275,249	—		25,275,249

Short-Term Investments:
Repurchase Agreements	—	16,871,737	—		16,871,737

Investments in Derivatives:
Interest Rate Swaps****	—	(224,103)	—		(224,103)
Total	$482,955	$286,913,331	$—		$287,396,286
JQC
Long-Term Investments*:
Variable Rate Senior Loan Interests	$—	$1,389,713,676	$—		$1,389,713,676
Common Stocks**	5,705,760	1,828,367	—	***	7,534,127
Exchange-Traded Funds	92,850,953	—	—		92,850,953
Corporate Bonds	—	390,805,750	—		390,805,750

Short-Term Investments:
Repurchase Agreements	—	105,746,995	—		105,746,995

Investments in Derivatives:
Credit Default Swaps****	—	1,097,813	—		1,097,813
Total	$98,556,713	$1,889,192,601	$—		$1,987,749,314
*	Refer to the Fund’s Portfolio of Investments for industry classifications, where applicable.
**	Refer to the Fund’s Portfolio of Investments for securities classified as Level 2 and/or Level 3.
***	Value equals zero as of the end of the reporting period.
****	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Board is responsible for the valuation process and has appointed the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies and reporting to the Board. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)	If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely-traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

94	NUVEEN

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board.

3. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Foreign Currency Transactions

To the extent that the Funds may invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern Time. Investment transactions, income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received.

The realized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) foreign currency, (ii) investments, (iii) investments in derivatives and (iv) other assets and liabilities are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is each Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.

Fund	Counterparty	Short-Term Investments, at Value	Collateral Pledged (From) Counterparty*	Net Exposure
NSL	Fixed Income Clearing Corporation	$23,888,748	$(23,888,748)	$—
JFR	Fixed Income Clearing Corporation	73,311,435	(73,311,435)	—
JRO	Fixed Income Clearing Corporation	47,667,107	(47,667,107)	—
JSD	Fixed Income Clearing Corporation	16,871,737	(16,871,737)	—
JQC	Fixed Income Clearing Corporation	105,746,995	(105,746,995)	—
*	As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the repurchase agreements. Refer to the Fund’s Portfolio of Investments for details on the repurchase agreements.

Zero Coupon Securities

A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

NUVEEN	95

Notes to Financial Statements (Unaudited) (continued)

Investments in Derivatives

Each Fund is authorized to invest in certain derivative instruments, such as futures, options and swap contracts. Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Interest Rate Swap Contracts

Interest rate swap contracts involve a Fund’s agreement with the counterparty to pay or receive a fixed rate payment in exchange for the counterparty receiving or paying a variable rate payment. Forward interest rate swap contracts involve a Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”).

The amount of the payment obligation is based on the notional amount and the termination date of the contract. Interest rate swap contracts do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the net amount of interest payments that the Fund is to receive.

Interest rate swap contracts are valued daily. Upon entering into an interest rate swap contract (and beginning on the effective date for a forward interest rate swap contract), the Fund accrues the fixed rate payment expected to be paid or received and the variable rate payment expected to be received or paid on the interest rate swap contracts on a daily basis, and recognizes the daily change in the fair value of the Fund’s contractual rights and obligations under the contracts. For an over-the-counter (“OTC”) swap that is not cleared through a clearing house (“OTC Uncleared”), the net amount recorded on these transactions, for each counterparty, is recognized on the Statement of Assets and Liabilities as a component of “Unrealized appreciation or depreciation on interest rate swaps (, net).”

Upon the execution of an OTC swap cleared through a clearing house (“OTC Cleared”), the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash deposited by the Fund to cover initial margin requirements on open swap contracts, if any, is recognized as a component of “Cash collateral at brokers” on the Statement of Assets and Liabilities. Investments in OTC Cleared swaps obligate the Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap contract. If the Fund has unrealized appreciation, the clearing broker will credit the Fund’s account with an amount equal to the appreciation. Conversely, if the Fund has unrealized depreciation, the clearing broker will debit the Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.” Variation margin for OTC Cleared swaps is recognized as a receivable and/or payable for “Variation margin on swap contracts” on the Statement of Assets and Liabilities. Upon the execution of an OTC Uncleared swap, neither the Fund nor the counterparty is required to deposit initial margin as the trades are recorded bilaterally between both parties to the swap contract, and the terms of the variation margin are subject to a predetermined threshold negotiated by the Fund and the counterparty. Variation margin for OTC Uncleared swaps is recognized as a component of “Unrealized appreciation or depreciation on interest rate swaps (, net)” as described in the preceding paragraph.

The net amount of periodic payments settled in cash are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations, in addition to the net realized gain or loss recorded upon the termination of the swap contract. For tax purposes, payments expected to be received or paid on the swap contracts are treated as ordinary income or expense, respectively. Changes in the value of the swap contracts during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” on the Statement of Operations. In certain instances, payments are made or received upon entering into the swap contract to compensate for differences between the stated terms of the swap agreements and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Payments received or made at the beginning of the measurement period, if any, are recognized as “Interest rate swaps premiums paid and/or received” on the Statement of Assets and Liabilities.

During the current fiscal period, NSL, JFR, JRO and JSD used interest rate swaps in which each Fund received payments based upon floating (one- or three-month) LIBOR rates, and paid a fixed rate of interest. The purpose of the interest rate swaps is to convert some portion of a Fund’s floating rate leverage (bank borrowings) to fixed rate through the maturity date of the swap. The Funds also entered into a cancellable interest rate swap in which the Funds received payments based upon pre-determined fixed rates and paid one-month LIBOR plus a fixed spread. After a non-callable period, the swap counterparty owns the right on future monthly dates to terminate the swap at par. The purpose of the cancellable interest rate swap is to convert a fixed rate Term Preferred Share issuance to floating rate, and the cancellation dates of the swap correspond to dates on which the Funds can call the Term Preferred Share issue.

96	NUVEEN

The average notional amount of interest rate swap contracts outstanding during the current fiscal period was as follows:

	NSL	JFR	JRO	JSD
Average notional amount of interest rate swap contracts outstanding*	$28,666,667	$30,066,667	$21,000,000	$52,500,000
*	The average notional amount is calculated based on the outstanding notional at the beginning of the fiscal period and at the end of each fiscal quarter within the current fiscal period.

Credit Default Swap Contracts

A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return if/when there is a credit event by a third party. Generally, a credit event means bankruptcy, failure to pay, or restructuring. The specific credit events applicable for each credit default swap are stated in the terms of the particular swap agreement. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) deliver (receive) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The difference between the value of the security received (delivered) and the notional amount delivered (received) is recorded as a realized gain or loss. Payments paid (received) at the beginning of the measurement period are recognized as a component of “Credit default swaps premiums paid and/or received” on the Statement of Assets and Liabilities, when applicable.

Credit default swap contracts are valued daily. Changes in the value of a credit default swap during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” and realized gains and losses are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations.

For OTC swaps not cleared through a clearing house (“OTC Uncleared”), the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as components of “Unrealized appreciation or depreciation on credit default swaps (, net)” on the Statement of Assets and Liabilities.

Upon the execution of an OTC swap cleared through a clearing house (“OTC Cleared”), the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open swap contracts, if any, is recognized as “Cash collateral at brokers” on the Statement of Assets and Liabilities. Investments in OTC Cleared swaps obligate the Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to the appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.” Variation margin for OTC Cleared swaps is recognized as a receivable and/or payable for “Variation margin on swap contracts” on the Statement of Assets and Liabilities. Upon the execution of an OTC Uncleared swap, neither the Fund nor the counterparty is required to deposit initial margin as the trades are recorded bilaterally between both parties to the swap contract, and the terms of the variation margin are subject to a predetermined threshold negotiated by the Fund and the counterparty. Variation margin for OTC Uncleared swaps is recognized as a component of “Unrealized appreciation or depreciation on credit default swaps (, net)” as described in the preceding paragraph. The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.

During the current fiscal period, JSD and JQC invested in credit default swap contracts to provide a benefit if particular bonds’ credit quality worsened.

The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:

	JSD	JQC
Average notional amount of credit default swap contracts outstanding*	$2,166,667	$20,000,000
*	The average notional amount is calculated based on the outstanding notional at the beginning of the fiscal period and at the end of each fiscal quarter within the current fiscal period.

NUVEEN	97

Notes to Financial Statements (Unaudited) (continued)

The following table presents the fair value of all swap contracts held by the Funds as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		(Liability) Derivatives
		Location	Value	Location	Value
NSL
Interest rate	Swaps (OTC Uncleared)	—	$—	Unrealized depreciation on interest rate swaps	$(685,943)
JFR
Interest rate	Swaps (OTC Uncleared)	Unrealized appreciation on interest rate swaps, net	$(62,212)	—	$—

Interest rate	Swaps (OTC Uncleared)	Unrealized appreciation on interest rate swaps, net	300,851	—	—
Total			$238,639		$—
JRO
Interest rate	Swaps (OTC Uncleared)	Unrealized appreciation on interest rate swaps, net	$(52,106)	—	$—

Interest rate	Swaps (OTC Uncleared)	Unrealized appreciation on interest rate swaps, net	274,012	—	—
Total			$221,906		$—
JSD
Interest rate	Swaps (OTC Uncleared)	—	$—	Unrealized depreciation on interest rate swaps	$(224,103)
JQC
Credit	Swaps (OTC Cleared)	—	$—	Payable for variation margin on swap contracts**^	$1,097,813
**	Value represents the unrealized appreciation (depreciation) of swaps as reported in the Fund’s Portfolio of Investments and not the asset and/or liability amount as described above.
^	Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities and is not reflected in the cumulative unrealized appreciation (depreciation) presented above.

The following table presents the swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of end of the reporting period.

Fund	Counterparty	Gross Unrealized Appreciation on Interest Rate Swaps***	Gross Unrealized (Depreciation) on Interest Rate Swaps***	Amounts Netted on Statement of Assets and Liabilities	Net Unrealized Appreciation (Depreciation) on Interest Rate Swaps	Collateral Pledged to (from) Counterparty	Net Exposure
NSL	Morgan Stanley Capital Services, LLC	$—	$(685,943)	$—	$(685,943)	$685,943	$—
JFR	Morgan Stanley Capital Services, LLC	300,851	(62,212)	(62,212)	238,639	(157,936)	80,703
JRO	Morgan Stanley Capital Services, LLC	274,012	(52,106)	(52,106)	221,906	(157,936)	63,970
JSD	Morgan Stanley Capital Services, LLC	—	(224,103)	—	(224,103)	224,103	—
***	Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund’s Portfolio of Investments.

98	NUVEEN

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on swap contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.

Fund	Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Swaps	Change in Net Unrealized Appreciation (Depreciation) of Swaps
NSL	Interest rate	Swaps	$39,180	$(685,943)
JFR	Interest rate	Swaps	$3,663	$238,639
JRO	Interest rate	Swaps	$6,855	$221,906
JSD
	Credit	Swaps	$(170,121)	$158,625
	Interest rate	Swaps	(10,846)	(235,191)
Total			$(180,967)	$(76,566)
JQC	Credit	Swaps	$455,254	$643,488

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

4. Fund Shares

Common Share Transactions

Transactions in common shares for the following Funds during the current and prior fiscal period were as follows:

	NSL		JRO		JQC
	Six Months Ended 1/31/17	Year Ended 7/31/16	Six Months Ended 1/31/17	Year Ended 7/31/16	Six Months Ended 1/31/17	Year Ended 7/31/16
Common shares:
Issued to shareholders due to reinvestment of distributions	—	—	3,364	—	—	—
Repurchased and retired	—	(5,000)	—	—	—	(304,100)
Weighted average common share:
Price per share repurchased and retired	—	$5.43	—	—	—	$7.50
Discount per share repurchased and retired	—	15.42%	—	—	—	16.69%

NUVEEN	99

Notes to Financial Statements (Unaudited) (continued)

Preferred Shares

Term Preferred Shares

The following Funds have issued and have outstanding Term Preferred Shares (“Term Preferred”), with a $1,000 liquidation preference per share.

As of the end of the reporting period, the outstanding Term Preferred, at liquidation preference, for each Fund were as follows:

Fund	Series	Shares Outstanding	Liquidation Preference
NSL	2021	43,000	$43,000,000
JFR	2019	10,200	$10,200,000
	2022	25,000	25,000,000
	2027	55,000	55,000,000
JRO	2022	10,000	$10,000,000
	2023	8,000	8,000,000
	2027	45,000	45,000,000
JSD	2020	35,000	$35,000,000

Each Fund is obligated to redeem its Term Preferred by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. The Term Preferred are subject to redemption at the option of each Fund, subject to payment of a premium for approximately one year following the date of issuance (“Optional Redemption Premium Expiration Date”), and at liquidation preference per share plus accumulated but unpaid dividends. Term Preferred are subject to mandatory redemption in certain circumstances. Each Fund may be obligated to redeem a certain amount of the Term Preferred if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share (plus any premium) plus any accumulated but unpaid dividends. The Term Redemption Date and Optional Redemption Premium Expiration Date for each Fund’s series of Term Preferred are as follows:

Fund	Series	Term Redemption Date	Optional Redemption Premium Expiration Date
NSL	2021	November 1, 2021	October 31, 2017
JFR	2019	December 1, 2019	November 30, 2017
	2022	January 1, 2022	December 31, 2017
	2027	January 1, 2027	December 31, 2017
JRO	2022	January 1, 2022	December 31, 2017
	2023	December 1, 2023	November 30, 2017
	2027	January 1, 2027	December 31, 2017
JSD	2020	November 1, 2020	October 31, 2016

The average liquidation preference of Term Preferred outstanding and the annualized dividend rate for the Fund during the current fiscal period were as follows:

	NSL*	JFR**	JRO**	JSD
Average liquidation preference of Term Preferred outstanding	$43,000,000	$59,557,143	$40,071,429	$35,000,000
Annualized dividend rate	1.98%	3.14%	3.32%	1.49%
*	For the period October 31, 2016 (first issuance of shares) through January 31, 2017.
**	For the period November 23, 2016 (first issuance of shares) through January 31, 2017.

Term Preferred generally do not trade, and market quotations are generally not available. Term Preferred are short-term instruments that pay a dividend rate, subject to adjustment as set forth in accordance with the offering documents. The fair value of Term Preferred is expected to be approximately its liquidation preference so long as the fixed “spread” on the Term Preferred remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Fund’s Adviser has determined that the fair value of Term Preferred is approximately its liquidation preference, but its fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of Term Preferred is a liability and is recognized as “Term Preferred Shares (“Term Preferred”), net of deferred offering cost” on the Statement of Assets and Liabilities.

Dividends on Term Preferred (which are treated as interest payments for financial reporting purposes) are at the rates set forth in its offering document. The initial dividend rate will expire approximately two years after the first issuance of shares and will be adjusted upwards semi-annually thereafter. Unpaid

100	NUVEEN

dividends on Term Preferred are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on Term Preferred are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

NSL incurred offering costs of $850,000 in connection with its issuance of Series 2021 Term Preferred, JFR incurred offering costs of $970,000 in connection with its issuance of Series 2019, Series 2022 and Series 2027 Term Preferred and JRO incurred offering costs of $935,000 in connection with its issuance of Series 2022, Series 2023 and Series 2027 Term Preferred, which were recorded as a deferred charge and is being amortized over the life of the shares. These offering costs are recognized as a component of “Deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

Variable Rate Term Preferred Shares

During the current fiscal period, NSL, JFR and JRO had issued and had outstanding Variable Rate Term Preferred (“VRTP”) Shares, with a $100,000 liquidation preference per share. VRTP Shares were issued via private placement and were not publicly available.

On November 22, 2016, December 20, 2016 and December 28, 2016, NSL, JFR and JRO redeemed all of its outstanding Series C-4 VRTP Shares, respectively. Each Fund’s VRTP Shares were redeemed at their $100,000 liquidation preference per share, plus dividend amounts owed, using proceeds from its issuance of Term Preferred (as described above in Term Preferred Shares).

The average liquidation preference of VRTP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:

	NSL*	JFR**	JRO***
Average liquidation preference of VRTP Shares outstanding	$45,000,000	$102,090,141	$68,380,000
Annualized dividend rate	2.23%	2.28%	2.28%
*	For the period August 1, 2016 through November 22, 2016.
**	For the period August 1, 2016 through December 20, 2016.
***	For the period August 1, 2016 through December 28, 2016.

VRTP Shares were subject to restrictions on transfer, generally do not trade, and market quotations were generally not available. VRTP Shares were short-term or short/intermediate-term instruments that paid a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount established at the time of issuance. The fair value of VRTP Shares was expected to be approximately their liquidation preference so long as the fixed “spread” on the VRTP Shares remained roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds’ Adviser had determined that the fair value of VRTP Shares was approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of VRTP Shares was a liability and was recognized as “Variable Rate Term Preferred (“VRTP”) Shares, net of deferred offering cost” on the Statement of Assets and Liabilities.

Dividends on VRTP Shares (which were treated as interest payments for financial reporting purposes) were set monthly. Unpaid dividends on VRTP Shares were recognized as a component of “Interest payable” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRTP Shares were recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

In conjunction with NSL, JFR and JRO redemption of VRTP Shares, the remaining deferred offering costs of $33,808, $51,448 and $35,561, respectively, were fully expensed during the current fiscal period, as the redemptions were deemed on extinguishment of debt.

Preferred Share Transactions

Transactions in preferred shares for the Funds during the Funds’ current and prior fiscal period, where applicable, are noted in the following tables.

Transactions in Term Preferred for the Funds, where applicable, were as follows:

	Six Months Ended January 31, 2017
NSL	Series	Shares	Amount
Term Preferred issued	2021	43,000	$43,000,000

	Six Months Ended January 31, 2017
JFR	Series	Shares	Amount
Term Preferred issued	2019	10,200	$10,200,000
	2022	25,000	25,000,000
	2027	55,000	55,000,000
Total		90,200	$90,200,000

NUVEEN	101

Notes to Financial Statements (Unaudited) (continued)

	Six Months Ended January 31, 2017
JRO	Series	Shares	Amount
Term Preferred issued	2022	10,000	$10,000,000
	2023	8,000	8,000,000
	2027	45,000	45,000,000
Total		63,000	$63,000,000

	Year Ended July 31, 2016
JSD	Series	Shares	Amount
Term Preferred issued	2020	35,000	$35,000,000

Transactions in VRTP Shares for the Funds, where applicable, were as follows:

	Six Months Ended January 31, 2017			Year Ended July 31, 2016
NSL	Series	Shares	Amount	Series	Shares	Amount
VRTP Shares redeemed	C-4	(450)	$(45,000,000)	C-4	(130)	$(13,000,000)

	Six Months Ended January 31, 2017			Year Ended July 31, 2016
JFR	Series	Shares	Amount	Series	Shares	Amount
VRTP Shares redeemed	C-4	(1,080)	$(108,000,000)	C-4	(310)	$(31,000,000)

	Six Months Ended January 31, 2017			Year Ended July 31, 2016
JRO	Series	Shares	Amount	Series	Shares	Amount
VRTP Shares redeemed	C-4	(750)	$(75,000,000)	C-4	(230)	$(23,000,000)

5. Investment Transactions

Long-term purchases and sales (including maturities but excluding derivative transactions, where applicable) during the current fiscal period, were as follows:

	NSL	JFR	JRO	JSD	JQC
Purchases	$91,840,452	$214,852,417	$161,151,642	$68,859,449	$491,434,312
Sales and maturities	99,443,360	259,830,564	183,730,749	76,032,055	530,044,850

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gain to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization (except for Senior Income (NSL)). To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

102	NUVEEN

As of January 31, 2017, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives, where applicable), as determined on a federal income tax basis, were as follows:

	NSL	JFR	JRO	JSD	JQC
Cost of investments	$436,466,556	$1,040,196,608	$727,690,381	$292,935,603	$2,071,138,089
Gross unrealized:
Appreciation	$11,923,213	$24,609,515	$19,022,166	$7,529,345	$37,279,588
Depreciation	(24,698,244)	(53,923,358)	(40,930,534)	(12,844,559)	(121,766,176)
Net unrealized appreciation (depreciation) of investments	$(12,775,031)	$(29,313,843)	$(21,908,368)	$(5,315,214)	$(84,486,588)

Permanent differences, primarily due to expiration of capital loss carryforwards, bond premium amortization adjustments, treatment of notional principal contracts, nondeductible offering costs, foreign currency transactions, investments in partnerships and distribution reallocations, resulted in reclassifications among the Funds’ components of common share net assets as of July 31, 2016, the Funds’ last tax year end, as follows:

	NSL	JFR	JRO	JSD	JQC
Paid-in-surplus	$(246,607)	$(536,128)	$(398,785)	$(125,370)	$(150,044,569)
Undistributed (Over-distribution of) net investment income	242,343	680,879	513,778	(140,186)	1,927,869
Accumulated net realized gain (loss)	4,264	(144,751)	(114,993)	265,556	148,116,700

The tax components of undistributed net ordinary income and net long-term capital gains as of July 31, 2016, the Funds’ last tax year end, were as follows:

	NSL	JFR	JRO	JSD	JQC
Undistributed net ordinary income[1]	$2,607,282	$6,045,001	$4,531,811	$600,115	$11,101,941
Undistributed net long-term capital gains	—	—	—	—	—

[1]      Undistributed net ordinary income (on a tax basis) has not been reduced for the dividend declared on July 1, 2016, paid on August 1, 2016. Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended July 31, 2016, was designated for purposes of the dividends paid deduction as follows:

	NSL	JFR	JRO	JSD	JQC
Distributions from net ordinary income[2]	$17,339,780	$42,391,135	$31,080,403	$12,297,700	$83,039,736
Distributions from net long-term capital gains	—	—	—	93,282	—
[2]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

As of July 31, 2016, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as shown in the following table. The losses not subject to expiration will be utilized first by a Fund.

	NSL	JFR	JRO	JSD	JQC
Expiration:
July 31, 2017	$6,925,213	$9,819,992	$503,687	$—	$289,143,715
July 31, 2018	29,264,459	67,020,214	46,332,843	—	8,513,146
Not subject to expiration	2,641,727	2,638,853	2,257,033	2,361,607	22,842,170
Total	$38,831,399	$79,479,059	$49,093,563	$2,361,607	$320,499,031

As of July 31, 2016, the Funds’ last tax year end, $150,044,543 of JQC’s capital loss carryforward expired.

7. Management Fees and Other Transactions with Affiliates

Management Fees

Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. Symphony is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

NUVEEN	103

Notes to Financial Statements (Unaudited) (continued)

The annual Fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Average Daily Managed Assets*	NSL JFR JRO JSD Fund-Level Fee	JQC Fund-Level Fee
For the first $500 million	0.6500%	0.6800%
For the next $500 million	0.6250	0.6550
For the next $500 million	0.6000	0.6300
For the next $500 million	0.5750	0.6050
For managed assets over $2 billion	0.5500	0.5800

The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Funds’ daily managed assets:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*	For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of January 31, 2017, the complex-level fee rate for each Fund was 0.1621%.

Other Transactions with Affiliates

The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

8. Senior Loan Commitments

Unfunded Commitments

Pursuant to the terms of certain of the variable rate senior loan agreements, the Funds may have unfunded senior loan commitments. Each Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. As of the end of the reporting period, the Funds had no such unfunded senior loan commitments.

Participation Commitments

With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. As of the end of the reporting period, the Funds had no such outstanding participation commitments.

104	NUVEEN

9. Borrowing Arrangements

Each Fund has entered into a borrowing arrangement (“Borrowings”) as a means of leverage.

Borrowings Information for NSL, JFR and JRO

The following Funds have entered into a revolving credit and security agreement with certain banks and their affiliates. Each Fund’s maximum commitment amount under its Borrowings is as follows:

	NSL	JFR	JRO
Maximum commitment amount	$115,000,000	$290,000,000	$195,000,000

As of the end of the reporting period, each Fund’s outstanding balance on its Borrowings was as follows:

	NSL	JFR	JRO
Outstanding balance on Borrowings	$104,000,000	$258,900,000	$178,800,000

For the period August 1, 2016 through January 30, 2017, interest was charged on these Borrowings is based on the bank’s commercial paper issuance rate plus 0.75% per annum drawn fee on the amount borrowed and 0.15% per annum on the undrawn balance of the maximum commitment amount. The Funds also accrued an upfront fee of 0.15% per annum on the maximum commitment amount. Beginning on January 31, 2017, interest is charged at a rate equal to 1-Month LIBOR (London Inter-Bank Offered Rate) plus 0.80%. NSL accrues 0.15% per annum on the undrawn balance if less than 50% of the maximum commitment amount, however, if the undrawn portion of the Borrowings is greater than 50% of the maximum commitment amount the Fund will accrue 0.25% per annum on the undrawn portion. JFR accrues 0.25% per annum on the undrawn balance if the undrawn portion of the Borrowings on a particular day is more than 20% of the maximum commitment amount. JRO accrues 0.30% per annum on the undrawn balance if the undrawn portion of the Borrowings on a particular day is more than 10% of the maximum commitment amount. NSL and JRO also accrued an upfront fee of 0.05% and 0.025% per annum on the maximum commitment amount, respectively,

During the current fiscal period, the combined average daily balance outstanding and average annual interest rate on each Fund’s Borrowings were as follows:

	NSL	JFR	JRO
Average daily balance outstanding	$105,451,087	$268,972,826	$186,757,609
Average annual interest rate	1.62%	1.55%	1.58%

Borrowings Information for JSD

The Fund has entered into a 364-day revolving line of credit. The Fund’s maximum commitment amount under its Borrowings is as follows:

JSD
Maximum commitment amount	$75,000,000

As of the end of the reporting period, the Fund’s outstanding balance on its Borrowings was as follows:

JSD
Outstanding balance on Borrowings	$64,000,000

On August 4, 2016, JSD renewed its Borrowings through August 3, 2017. The interest charged on these Borrowings is at a rate per annum equal to the greater of 1-Month LIBOR or the Federal Funds Rate, plus 0.85%. The Fund also accrues an amendment fee of 0.10% per annum on the maximum commitment amount of the Borrowings and a 0.15% per annum on the undrawn portion if less than 50% of the maximum commitment, however, if the undrawn portion of the Borrowings is greater than 50% of the maximum commitment amount the Fund will accrue a 0.25% per annum on the portion of the Borrowings.

During the current fiscal period, the combined average daily balance outstanding and average annual interest rate on the Fund’s Borrowings were as follows:

JSD
Average daily balance outstanding	$64,000,000
Average annual interest rate	1.45%

Borrowings Information for JQC

The Fund has entered into a borrowing agreement with a bank and its affiliate. The Fund’s maximum commitment amount under its Borrowings is as follows:

JQC
Maximum commitment amount	$640,000,000

NUVEEN	105

Notes to Financial Statements (Unaudited) (continued)

As of the end of the reporting period, the Fund’s outstanding balance on its Borrowings was as follows:

JQC
Outstanding balance on Borrowings	$561,000,000

Interest is charged on the Borrowings at a rate per annum equal to the 3-Month LIBOR plus 1.15%. The Fund also accrues a 1.15% per annum on any positive difference between 90% of the maximum commitment amount and the daily drawn amount.

During the current fiscal period, the combined average daily balance outstanding and average annual interest rate on the Fund’s Borrowings were as follows:

JQC
Average daily balance outstanding	$561,000,000
Average annual interest rate	1.95%

Reverse Repurchase Agreements

During the current fiscal period, JQC entered into reverse repurchase agreements as a means of leverage. In a reverse repurchase agreement, the Fund sells to the counterparty a security or securities that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date, with the Fund retaining the risk of loss that is associated with that security. The Fund will segregate assets determined to be liquid by the Adviser to cover its obligations under reverse repurchase agreements. Securities sold under reverse repurchase agreements are recorded and recognized as “Reverse repurchase agreements” on the Statement of Assets and Liabilities.

Payments made on reverse repurchase agreements are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

As of the end of the reporting period, the Fund’s outstanding balances on its reverse repurchase agreements were as follows:

Counterparty	Rate	Proceeds Amount	Maturity	Value	Value and Accrued Interest
Societe Generale	3-Month LIBOR plus 1.15%	$(145,000,000)	4/15/20	$(145,000,000)	$(145,282,244)

During the current fiscal period, the average daily balance outstanding and weighted average interest rate on the Fund’s reverse repurchase agreements were as follows:

JQC
Average daily balance outstanding	$145,000,000
Weighted average interest rate	1.95%

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.

Counterparty	Reverse Repurchase Agreements*	Collateral Pledged to Counterparty**	Net Exposure
Societe Generale	$(145,282,244)	$145,282,244	$—
*	Represents gross value and accrued interest for the counterparty as reported in the preceding table.
**	As of the end of the reporting period, the value of the collateral pledged to the counterparty exceeded the value of the reverse repurchase agreements.

Other Borrowings Information for the Funds

In order to maintain their Borrowings, the Funds must meet certain collateral, asset coverage and other requirements. Each Fund’s Borrowings outstanding is fully secured by eligible securities held in its portfolio of investments.

Each Funds’ Borrowings outstanding is recognized as “Borrowings” on the Statement of Assets and Liabilities. Interest charged on the amount borrowed and other fees incurred on the Borrowings are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

10. Subsequent Events

Common Shares Equity Shelf Programs and Offering Costs

During February 2017, NSL, JFR, JRO and JSD filed registration statements with the Securities and Exchange Commission authorizing the Funds to issue an additional 8.8 million, 12.9 million, 8.5 million and 1 million common shares, respectively, through their equity shelf programs.

Borrowing Arrangements

Subsequent to the current fiscal period, NSL, JFR, JRO and JSD increased the outstanding balance on their Borrowings to $114,000,000, $288,900,000, $195,000,000 and $72,000,000, respectively.

106	NUVEEN

Additional

Fund Information

Board of Trustees
William Adams IV*	Margo Cook*	Jack B. Evans	William C. Hunter	David J. Kundert	Albin F. Moschner
John K. Nelson	William J. Schneider	Judith M. Stockdale	Carole E. Stone	Terence J. Toth	Margaret L Wolff

*	Interested Board Member.

Fund Manager Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606	Custodian State Street Bank & Trust Company One Lincoln Street Boston, MA 02111	Legal Counsel Chapman and Cutler LLP Chicago, IL 60603	Independent Registered Public Accounting Firm KPMG LLP 200 East Randolph Drive Chicago, IL 60601	Transfer Agent and Shareholder Services State Street Bank & Trust Company Nuveen Funds P.O. Box 43071 Providence, RI 02940-3071 (800) 257-8787

Quarterly Form N-Q Portfolio of Investments Information

Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information

You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases

Each Fund intends to repurchase, through its open market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock, as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NSL	JFR	JRO	JSD	JQC
Common shares repurchased	—	—	—	—	—

FINRA BrokerCheck

The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

NUVEEN	107

Glossary of Terms

Used in this Report

∎	Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

∎	Collateralized Loan Obligation (CLO): A security backed by a pool of debt, often low rated corporate loans. Collateralized loan obligations (CLOs) are similar to collateralized mortgage obligations, except for the different type of underlying loan.

∎	Convexity: A tool used in risk management to measure the sensitivity of bond duration to interest rate changes. Higher convexity generally means higher sensitivity to interest rate changes.

∎	Credit Suisse Leveraged Loan Index: A representative, unmanaged index of tradeable, senior, U.S. dollar-denominated leveraged loans. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

∎	Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see below) and the leverage effects of certain derivative investments in the fund’s portfolio.

∎	Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

∎	Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

∎	Regulatory Leverage: Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

108	NUVEEN

Reinvest Automatically,

Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Your Nuveen Closed-End Funds Automatic Reinvestment Plan

Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each quarter you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

NUVEEN	109

Notes

110	NUVEEN

Notes

NUVEEN	111

Nuveen:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen helps secure the long-term goals of individual investors and the advisors who serve them, providing access to investment expertise from leading asset managers and solutions across traditional and alternative asset classes. Built on more than a century of industry leadership, Nuveen’s teams of experts align with clients’ specific financial needs and goals, demonstrating commitment to advisors and investors through market perspectives and wealth management and portfolio advisory services. Nuveen manages $236 billion in assets as of December 31, 2016.

Find out how we can help you.

To learn more about how the products and services of Nuveen
may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen
, 333 W. Wacker Dr., Chicago, IL 60606. Please read the
prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Securities offered through Nuveen Securities, LLC, Member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com

ESA-A-0117D        124129

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2 (b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Short Duration Credit Opportunities Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: April 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer
(principal executive officer)

Date: April 7, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
(principal financial officer)

Date: April 7, 2017